As filed with the Securities and Exchange Commission on February 21, 2003

                           1933 Act File No. 33-56672
                           1940 Act File No. 811-7418

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
                         Pre-Effective Amendment No.                   [ ]
                       Post-Effective Amendment No. 24                 [X]

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                                Amendment No. 26


                          LEGG MASON GLOBAL TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

MARC R. DUFFY, ESQ.                           ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated          Kirkpatrick & Lockhart LLP
100 Light Street                              1800 Massachusetts Avenue N.W.
Baltimore, Maryland  21202                    Second Floor
(Name and Address of Agent for Service)       Washington, D.C.  20036-1800

It is proposed that this filing will become effective:

[ ] immediately  upon  filing  pursuant  to Rule 485(b)
[ ] on pursuant to Rule 485(b)
[ ] 60 days after  filing  pursuant  to Rule  485(a)(i)
[X] on April 30, 2003,  pursuant  to Rule  485(a)(i)
[ ] 75 days after  filing  pursuant to Rule 485(a)(ii)
[ ] on pursuant to Rule 485(a)(ii)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          Legg Mason Global Trust, Inc.

                       Contents of Registration Statement

This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Legg Mason Global Income Trust
Legg Mason International Equity Trust
Legg Mason Emerging Markets Trust
Part A - Primary Class Prospectus

Legg Mason Global Income Trust
Legg Mason International Equity Trust
Legg Mason Emerging Markets Trust
Part A - Institutional Class and Financial Intermediary Class Prospectus

Legg Mason Europe Fund
Part A - Primary and Class A Prospectus

Legg Mason Europe Fund
Part A - Institutional Class Prospectus

Legg Mason Global Income Trust
Legg Mason International Equity Trust
Legg Mason Emerging Markets Trust
Legg Mason Europe Fund
Part B - Statement of Additional Information
Class A Shares, Primary Class Shares, Institutional Class Shares and Financial Intermediary Class Shares

Part C - Other Information

Signature Page

Exhibits

Legg Mason Global Trust, Inc.

         Legg Mason Global Income Trust
         Legg Mason International Equity Trust
         Legg Mason Emerging Markets Trust










                      PRIMARY CLASS PROSPECTUS May 1, 2003







                                      logo






As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

About the funds:

  2      Investment objectives and policies
  6      Principal risks
  9      Performance
 13      Fees and expenses of the funds
 15      Management


About your investment:

 17      How to invest
 19      How to sell your shares
 21      Account policies
 23      Services for investors
 24      Distributions and taxes
 26      Financial highlights

LEGG MASON GLOBAL TRUST, INC.

[icon] INVESTMENT OBJECTIVES AND POLICIES

GLOBAL INCOME TRUST

Investment objective: Current income and capital appreciation in order to achieve an attractive total return consistent with prudent investment risk.

Principal investment strategies:

The fund invests at least 75% of its total assets in fixed-income securities of foreign and domestic issuers rated investment grade by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P") or, if unrated by Moody's or S&P, judged by Western Asset Management Company, the fund's adviser, to be of comparable quality to a rated security. Up to 25% of the fund's total assets may be invested in below investment grade securities of foreign and domestic issuers, loans of banks and other financial institutions (which may be below investment grade), convertible securities, and common and preferred stock.

The types of fixed-income securities in which the fund may invest include:

o  U.S. and foreign investment-grade corporate debt securities
o U.S. and foreign high-yield corporate debt securities (including those commonly known as "junk bonds")
o  sovereign debt obligations of developed nations
o  sovereign debt obligations of emerging market countries
o  mortgage-related and asset-backed securities.

In addition, the fund may enter into commitments to purchase fixed-income securities on a "forward commitment" basis and may engage in a variety of transactions using "derivatives," such as futures, options, warrants and swaps.

The fund will maintain a minimum of 25% of its total assets in debt securities issued or guaranteed by the U.S. Government or foreign governments, their agencies, instrumentalities or political subdivisions. The debt securities in which the fund may invest may be of any maturity, and there are no limits on the average maturity of the fund's portfolio. The fund may invest in corporate fixed-income securities rated as low as C by Moody's or D by S&P or in non-rated securities deemed by the adviser to be of comparable quality to a rated security.

Under normal circumstances, the fund will invest no more than 40% of its total assets in any one country other than the United States. There is no other limit on the percentage of assets that may be invested in any one country or currency.

The adviser has a number of proprietary tools that attempt to define the inter-relationship between bond markets, sectors and maturities. Target allocation ranges among countries and sector types and prices are established as part of the adviser's strategy process, monitored daily and re-balanced if necessary as dictated by macro-economic or company-specific events. This ongoing screening drives the adviser's discipline for buying, selling or holding any securities or currency position. The adviser deviates from the discipline only if exceptional circumstances disrupt the orderly functioning of the markets. The adviser's management style favors "rotation" among the government, agency, corporate, and mortgage-backed sectors of the fixed-income securities markets, which may result in high portfolio turnover.

The adviser sells securities when they have realized what the adviser believes is their potential value or when the adviser believes that they are not likely to achieve that value in a reasonable period of time.

For temporary defensive purposes, the fund may invest without limit in cash and U.S. dollar-denominated money market instruments including repurchase agreements of domestic or foreign issuers. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

INTERNATIONAL EQUITY TRUST

Investment objective: Maximum long-term total return.

Principal investment strategies:

Batterymarch Financial Management, Inc., the fund's adviser, currently intends to invest substantially all of the fund's assets in non-U.S. equity securities.

The primary focus of the adviser is stock selection, with a secondary focus on country allocation. The adviser uses a bottom-up, quantitative stock selection process for the developed markets portion of the fund's portfolio. The cornerstone of this process is a proprietary stock selection model that ranks more than 2,800 stocks in the fund's principal investable universe by relative attractiveness on a daily basis. The quantitative factors within this model measure growth, value, changes in earnings expectations and technical indicators. Because the same quantitative factors are not effective across all markets due to individual market characteristics, the adviser adjusts the stock selection model to include factors in each market that its research indicates are effective. The adviser runs the stock selection model and re-balances the portfolio daily, purchasing stocks ranked "buys" by the model and selling stocks ranked "sells." Stocks are sold when the original reason for purchase no longer pertains, the fundamentals have deteriorated or portfolio re-balancing warrants.

Region and country allocation for the developed markets portion of the fund is based on rankings generated by the adviser's proprietary country model. The adviser examines securities from over 20 international stock markets, with emphasis on several of the largest: Japan, the United Kingdom, France, Canada and Germany.

The fund may invest up to 35% of its total assets in emerging market securities. The adviser's investment strategy for the emerging markets portion of the fund represents a distinctive combination of tested quantitative methodology and traditional fundamental analysis. The emerging markets allocation focuses on higher-quality, dominant companies that the adviser believes to have strong growth prospects and reasonable valuations. Country allocation for the emerging markets portion of the portfolio also combines quantitative and fundamental approaches.

The fund's investment portfolio will normally be diversified across a broad range of industries and across a number of countries, consistent with the objective of maximum total return. The adviser may also seek to enhance portfolio returns through active currency hedging strategies.

The fund is not limited in the amount of its total assets that may be denominated in a single currency or invested in securities of issuers located in a single country.

When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market or economic situations, the fund may invest without limit in cash and U.S. dollar-denominated money market instruments, including repurchase agreements of domestic issuers. Such securities will be rated investment grade or, if unrated, will be determined by the fund's adviser to be comparable to investment grade. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

EMERGING MARKETS TRUST

Investment objective: Long-term capital appreciation.

Principal investment strategies:

Batterymarch Financial Management, Inc., the fund's adviser, under normal circumstances will invest substantially all of the fund's net assets in equity securities and convertible securities of emerging market issuers.

The fund intends to invest in Asia, Latin America, the Indian Subcontinent, Southern and Eastern Europe, the Middle East and Africa, although it may not invest in all these markets at all times and may not invest in any particular market when it deems investment in that country or region to be inadvisable.

The fund is not limited in the amount of its total assets that may be denominated in a single currency or invested in securities of issuers located in a single country.

The adviser focuses on companies it believes are higher-quality, dominant emerging market companies that it believes have strong growth prospects and reasonable valuations, selected from a principal investable universe of approximately 1,000 stocks. The adviser's emerging markets investment strategy represents a distinctive combination of quantitative methodology and traditional fundamental analysis. Traditional "on-the-ground" fundamental research is combined by the adviser with tested quantitative valuation disciplines in those markets where reliable data are available. In determining country allocation, the adviser also merges quantitative and fundamental approaches. In markets with reliable historical data, buy and sell decisions are driven by a combination of quantitative valuations and the adviser's fundamental opinions. Stocks are sold when the original reason for purchase no longer pertains, the fundamentals have deteriorated or portfolio re-balancing warrants.

When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market or economic situations, the fund may invest without limit in cash and U.S. dollar-denominated money market instruments, including repurchase agreements of domestic issuers. Such securities will be rated investment grade or, if unrated, will be determined by the adviser to be of comparable quality. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

Country or Geographic Region:

The adviser to Emerging Markets Trust considers a number of factors to determine whether an investment is tied to a particular country or region including: the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

                                    * * * * *

Each fund's investment objective is non-fundamental and may be changed by Legg Mason Global Trust, Inc.'s Board of Directors without shareholder approval.

[icon] PRINCIPAL RISKS

In general:

There is no assurance that a fund will meet its investment objective; investors could lose money by investing in a fund. As with all mutual funds, an investment in any of these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise stated, the following risks apply to each of the funds:

Market risk:

International Equity Trust and Emerging Markets Trust invest primarily in equity securities. Stock prices generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry, sector of the economy, country or region, or may affect the market as a whole. A fund may experience a substantial or complete loss on an individual stock.

Foreign securities risk:

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in securities of domestic issuers. The values of foreign securities are subject to economic and political developments in the countries and regions where the companies operate, such as changes in economic or monetary policies, and to changes in exchange rates. Values may also be affected by foreign tax laws and restrictions on receiving the investment proceeds from a foreign country.

In general, less information is publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign stock markets may be less liquid and less regulated than U.S. stock markets.

Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Some foreign governments have defaulted on principal and interest payments. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for a fund to pursue its rights against a foreign government in that country's courts.

Emerging markets risk:

The risks of foreign investment are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable, than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Because each of the funds may invest a significant amount of its total assets in emerging market securities, investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. An investment in any fund that invests in emerging market securities should be considered speculative.

Currency risk:

Because each of the funds invests significantly in securities denominated in foreign currencies, the funds may incur currency conversion costs, and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled.

The funds may from time to time hedge a portion of their currency risk, using currency futures, forwards, or options. However, these instruments may not always work as intended, and in specific cases a fund may be worse off than if it had not used a hedging instrument. For most emerging market currencies, there are not suitable hedging instruments available.

Non-diversification:

Global Income Trust is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

Risks of fixed-income securities:

Global Income Trust invests substantially all of its assets in fixed-income securities. International Equity Trust and Emerging Markets Trust may also invest in fixed-income securities to a lesser extent.

Interest rate risk -

Debt securities are subject to interest rate risk, which is the possibility that the market prices of a fund's investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater is the effect on its value when rates change.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. These reset provisions generally reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging. Others may provide for interest payments that vary inversely with market rates; the market prices of these securities may fluctuate significantly when interest rates change.

Credit risk -

Debt securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

Moody's  considers debt securities rated in the lowest investment grade category
(Baa) to have speculative characteristics. Debt securities rated below investment grade are deemed by the ratings agencies to be speculative and may involve major risk or exposure to adverse conditions. Those in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities.

Call risk -

Many fixed-income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the funds most likely would have to reinvest the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

Derivative Risk:

Global Income Trust may use derivatives, which are financial instruments whose value depend upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as "over the counter"). Although the fund's advisers have the flexibility to make use of derivatives, they may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to the fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the fund will depend on the advisers' ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the fund. The fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments will not be liquid. Over-the-counter instruments also involve the risk that the other party will not meet its obligations to the fund.

Swap agreements will tend to shift the fund's investment exposure from one type of investment to another. For example, if the fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Investment models:

The proprietary models used by each adviser to evaluate securities or securities markets are based on the adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the prices of individual securities, may be affected by factors not foreseen in developing the models.

Portfolio turnover:

Each fund may have an annual portfolio turnover rate in excess of 100%. High turnover rates can result in increased trading costs and higher levels of realized capital gains.

[icon] PERFORMANCE

The information below provides an indication of the risks of investing in a fund by showing changes in its performance from year to year. Annual returns assume reinvestment of dividends and other distributions, if any. Historical performance of a fund, whether before or after taxes, does not necessarily indicate what will happen in the future.

Global Income Trust - Primary Class Shares

     Year-by-year total return as of December 31 of each year (before taxes):

--------------------------------------------------------------------------------
 1994      1995    1996     1997      1998     1999      2000     2001     2002
--------------------------------------------------------------------------------
(1.40)%   20.80%   8.22%   (1.69)%   11.50%   (3.23)%  (5.02)%    2.47%   10.51%
--------------------------------------------------------------------------------

                      During the past nine calendar years:

--------------------------------------------------------------------------------
                              Quarter Ended              Total Return
--------------------------------------------------------------------------------
Best quarter:                March 31, 1995                  7.86%
--------------------------------------------------------------------------------
Worst quarter:               March 31, 1999                 (4.75)%
--------------------------------------------------------------------------------

                          Average Annual Total Returns

For the periods ended December 31, 2002:

--------------------------------------------------------------------------------
Global Income Trust                         1 Year     5 Years    Life of Class
--------------------------------------------------------------------------------
Return Before Taxes                         10.51%      3.02%       4.75% (a)
--------------------------------------------------------------------------------
Return After Taxes on Distributions         8.96%       2.09%       2.87% (a)
--------------------------------------------------------------------------------
Return After Taxes on Distributions and     6.39%       1.97%       2.89% (a)
Sale of Fund Shares
--------------------------------------------------------------------------------
Lehman Global Aggregate Index (reflects     16.53%      5.66%       6.45% (b)
no deduction for fees, expenses or
taxes) (c)
--------------------------------------------------------------------------------

(a)        April 15, 1993 (commencement of operations) to December 31, 2002.
(b)        March 31, 1993 to December 31, 2002.
(c) The Lehman Global Aggregate Index provides a broad-based measure of the international investment grade bond market. As currently constituted, the Index combines the Lehman U.S. Aggregate Index with dollar-denominated versions of the Lehman Pan-European Index and the Lehman Asian-Pacific Aggregate Index and includes euro-dollar and euro-yen corporate bonds, Canadian government securities, and investment grade Rule 144A bonds. For the year ending December 31, 2002, the average annual total return of the Lehman Global Aggregate Index (50% hedged) was 12.44%.

International Equity Trust - Primary Class Shares

    Year-by-year total return as of December 31 of each year (before taxes):

--------------------------------------------------------------------------------
 1996      1997        1998        1999       2000        2001        2002
--------------------------------------------------------------------------------
16.49%    1.76%       8.49%       20.58%    (19.10)%    (19.03)%    (12.73)%
--------------------------------------------------------------------------------

                      During the past seven calendar years:

--------------------------------------------------------------------------------
                                  Quarter Ended              Total Return
--------------------------------------------------------------------------------
Best quarter:                    March 31, 1998                     15.71%
--------------------------------------------------------------------------------
Worst quarter:               September 30, 1998                   (20.06)%
--------------------------------------------------------------------------------

                          Average Annual Total Returns

For the periods ended December 31, 2002:

--------------------------------------------------------------------------------
International Equity Trust                 1 Year      5 Years    Life of Class
--------------------------------------------------------------------------------
Return Before Taxes                       (12.73)%     (5.65)%      (0.54)%(a)
--------------------------------------------------------------------------------
Return After Taxes on Distributions       (12.73)%     (6.06)%      (1.15)%(a)
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares                    (7.82)%     (4.33)%      (0.46)%(a)
--------------------------------------------------------------------------------
MSCI EAFE Index (reflects no deduction
for fees, expenses or taxes) (c)          (15.94)%     (2.89)%       1.00%(b)
--------------------------------------------------------------------------------

(a) February 17, 1995 (commencement of operations) to December 31, 2002.
(b) February 28, 1995 to December 31, 2002.
(c) The Morgan Stanley Capital International Europe, Australasia and the Far East Index is a market capitalization-weighted index of approximately 1,100 stocks traded in twenty countries around the world.

During periods of fund losses, the return after taxes on distributions and sale of fund shares may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.

Emerging Markets Trust - Primary Class Shares

    Year-by-year total return as of December 31 of each year (before taxes):

--------------------------------------------------------------------------------
 1997          1998          1999            2000          2001         2002
--------------------------------------------------------------------------------
(6.18)%      (29.34)%       101.15%        (30.35)%        3.49%      (14.29)%
--------------------------------------------------------------------------------

                       During the past six calendar years:

--------------------------------------------------------------------------------
                                    Quarter Ended          Total Return
--------------------------------------------------------------------------------
Best quarter:                   December 31, 1999               39.72%
--------------------------------------------------------------------------------
Worst quarter:                 September 30, 1998              (28.18)%
--------------------------------------------------------------------------------

                          Average Annual Total Returns

         For the periods ended December 31, 2002:

--------------------------------------------------------------------------------
Emerging Markets Trust                     1 Year (a)    5 Years  Life of Class
--------------------------------------------------------------------------------
Return Before Taxes                         (16.00)%     (2.57)%    (2.12)% (b)
--------------------------------------------------------------------------------
Return After Taxes on Distributions         (16.00)%     (2.57)%    (2.15)% (b)
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Fund Shares                              (9.82)%     (2.03)%    (1.69)% (b)
--------------------------------------------------------------------------------
MSCI EM Free Index (reflects no deduction
for fees, expenses or taxes) (d)             (6.00)%     (4.58)%    (5.81)% (c)
--------------------------------------------------------------------------------

(a) The 1-year total returns reflect the imposition of the 2.00% redemption fee.
(b) May 28, 1996 (commencement of operations) to December 31, 2002.
(c) May 31, 1996 to December 31, 2002.
(d) The Morgan Stanley Capital International Emerging Markets Free Index is a market capitalization-weighted index that is designed to represent the performance of emerging stock markets throughout the world.

During periods of fund losses, the return after taxes on distribution and sale of fund shares may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.

After-tax returns shown in the preceding tables are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

[icon] FEES AND EXPENSES OF THE FUNDS

The table below describes the fees and expenses you may incur directly or indirectly as an investor in a fund. Each fund pays operating expenses directly out of its assets thereby lowering that fund's share price and dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.

                                Shareholder Fees
                    (fees paid directly from your investment)

--------------------------------------------------------------------------------
Emerging Markets Trust - Redemption Fee:                           2.00%*
--------------------------------------------------------------------------------

* Proceeds of shares redeemed or exchanged within one year of purchase will be subject to a 2% redemption fee. The fee is paid directly to the fund and not to the fund's manager or distributor.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)

--------------------------------------------------------------------------------
                               Global Income   International   Emerging Markets
Primary Class shares of:           Trust        Equity Trust         Trust
--------------------------------------------------------------------------------
Management Fees (a)                0.75%           0.75%             1.00%
--------------------------------------------------------------------------------
Distribution and/or Service        0.75%           1.00%             1.00%
(12b-1) Fees
--------------------------------------------------------------------------------
Other Expenses                     0.68%           0.65%             0.96%
--------------------------------------------------------------------------------
Total Annual Fund Operating
Expenses (a)                       2.18%           2.40%            2.96%
--------------------------------------------------------------------------------

(a) The manager has voluntarily agreed to waive fees so that Primary Class operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the following annual rates of each fund's average daily net assets attributable to Primary Class shares: for Global Income Trust, 1.90%; for International Equity Trust, 2.25%; and for Emerging Markets Trust, 2.50%. These voluntary waivers are currently expected to continue until April 30, 2004, but may be terminated at any time. With these waivers, management fees, distribution fees and total annual fund operating expenses for the fiscal year ended December 31, 2002 were 0.53%, 0.69% and 1.90%, respectively, for Global Income Trust; 0.63%, 0.97% and 2.25%, respectively, for International Equity Trust and 0.54%, 1.00% and 2.50%, respectively, for Emerging Markets Trust.

Example:

This example helps you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in a fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

--------------------------------------------------------------------------------
                                     1 YEAR  3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Global Income Trust                    $221    $682       $1,169     $2,513
--------------------------------------------------------------------------------
International Equity Trust             $243    $749       $1,280     $2,736
--------------------------------------------------------------------------------
Emerging Markets Trust                 $501    $915       $1,557     $3,280
--------------------------------------------------------------------------------
Emerging Markets Trust (assuming no    $299    $915       $1,557     $3,280
redemption)
--------------------------------------------------------------------------------

[icon] M A N A G E M E N T

Management and Advisers:

Legg  Mason  Fund  Adviser,  Inc.  ("LMFA"  or  "manager"),  100  Light  Street,
Baltimore, Maryland 21202, is the funds' manager. As manager, LMFA is responsible for the non-investment affairs of the funds, providing office space and administrative staff for the funds and directing all matters related to the operation of the funds. LMFA has been registered as an investment adviser since 1982.

For its services during the fiscal year ended December 31, 2002, each fund paid LMFA a percentage of its average daily net assets (net of any fee waivers) as follows:

          ------------------------------------------------
          Global Income Trust                   0.53%
          ------------------------------------------------
          International Equity Trust            0.63%
          ------------------------------------------------
          Emerging Markets Trust                0.54%
          ------------------------------------------------

Batterymarch Financial Management, Inc. ("Batterymarch"), 200 Clarendon Street, Boston, Massachusetts 02116, is investment adviser to International Equity Trust and Emerging Markets Trust. Batterymarch is responsible for the investment management of these funds, which includes making investment decisions and placing orders to buy, sell or hold a particular security.

LMFA pays Batterymarch a monthly fee of 66 2/3% of the fee it receives from International Equity Trust and a monthly fee of 75% of the fee it receives from Emerging Markets Trust. Fees paid to Batterymarch are net of any waivers.

Batterymarch acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by Batterymarch were approximately $6.8 billion as of December 31, 2002.

Western Asset Management Company ("Western Asset"), 117 East Colorado Boulevard, Pasadena, California 91105, is investment adviser to Global Income Trust. Western Asset is responsible for the investment management of the fund, which includes making investment decisions and placing orders to buy, sell or hold a particular security. LMFA pays Western Asset a monthly fee of 53 1/3% of the fee it receives from Global Income Trust, net of any waivers.

Western Asset acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $97 billion as of December 31, 2002.

Western Asset Management Company Limited ("Western Asset Ltd."), 155 Bishopsgate, London, England, serves as investment sub-adviser to Global Income Trust. Western Asset Ltd. is responsible for providing research, analytical and trading support for the fund's investment programs, as well as exercising investment discretion for part of the portfolio, subject to the supervision of Western Asset and LMFA.

For its services and for expenses borne by Western Asset Ltd. under its sub-advisory agreement, Western Asset pays Western Asset Ltd. a fee at an annual rate of 0.20% of the fund's average daily net assets, net of any waivers. LMFA also pays Western Asset Ltd. a sub-administration fee at an annual rate of 0.10% of the fund's average daily net assets, net of any waivers, for certain administrative services performed.

Western Asset Ltd. renders investment advice to institutional, private and commingled fund portfolios with assets of approximately $14.7 billion as of December 31, 2002. Western Asset Ltd. has managed global fixed-income assets for U.S. and non-U.S. clients since 1984.

Portfolio management:

Batterymarch   investment   teams  have  been  responsible  for  the  day-to-day
management of International Equity Trust and Emerging Markets Trust since their inception.

Neither Western Asset nor Western Asset Ltd. employs individual portfolio managers to determine the investment of Global Income Trust. Instead, the day-to-day management of the fund's investments are the responsibility of the Western Asset Investment Strategy Group or the Western Asset Ltd. Investment Strategy Group, respectively.

Distributor of the funds' shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes each fund's shares. Each fund has adopted a plan under Rule 12b-1 that allows it to pay fees for the sale of its Primary Class shares and for services provided to Primary Class shareholders. These fees are calculated daily and paid monthly.

Under each plan, the funds may pay Legg Mason an annual fee equal to 0.50% of Global Income Trust's average daily net assets attributable to Primary Class shares, and 0.75% of International Equity Trust's and Emerging Markets Trust's average daily net assets attributable to Primary Class shares; and an annual service fee from each fund equal to 0.25% of its average daily net assets attributable to Primary Class shares. These fees are calculated daily and paid monthly. Because these fees are paid out of each fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell shares of each fund. Legg Mason pays these brokers up to 90% of the distribution and service fee that it receives from a fund for those sales.

LMFA, Batterymarch, Western Asset, Western Asset Ltd. and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W T O I N V E S T

To open a regular, retirement or Coverdell education savings account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS"), or another entity that has entered into an agreement with the funds' distributor to sell shares of a fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100.

Retirement accounts include traditional IRAs, spousal IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your Legg Mason Financial Advisor, FIS, or other entity offering a fund's shares to discuss which type of account might be appropriate for you. To view additional information regarding each type of account, visit www.leggmasonfunds.com.

Certain investment methods (for example, through certain retirement plans) may be subject to lower minimum initial and/or additional investment amounts. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of a fund. Contact your financial adviser or FIS with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase additional shares of the funds:

--------------------------------------------------------------------------------
In Person                Give  your  financial  adviser a check for $100 or more
                         payable to Legg Mason Wood Walker, Incorporated.
--------------------------------------------------------------------------------
Mail                     Mail your  check,  payable to Legg Mason Wood  Walker,
                         Incorporated,  for  $100 or  more  to  your  financial
                         adviser or to Legg Mason  Funds  Investor  Services at
                         P.O. Box 17023, Baltimore, MD 21297-0356.
--------------------------------------------------------------------------------
Telephone or Wire        Call your financial adviser or FIS at 1-800-822-5544 to
                         transfer  available  cash  balances  in your  brokerage
                         account or to transfer  money from your bank  directly.
                         Wire  transfers  may be subject to a service  charge by
                         your bank.
--------------------------------------------------------------------------------
Internet or TeleFund     FIS clients may purchase  shares of a fund through Legg
                         Mason's  Internet  site  at  www.leggmasonfunds.com  or
                         through  a  telephone   account   management   service,
                         TeleFund, at 1-877-6-LMFUNDS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Automatic Investments    Arrangements  may  be  made  with  some  employers  and
                         financial  institutions for regular  automatic  monthly
                         investments of $50 or more in shares of a fund. You may
                         also reinvest  dividends  from certain unit  investment
                         trusts or other Legg Mason Funds in shares of a fund.
--------------------------------------------------------------------------------
Future First(R)          Contact a Legg Mason Financial Advisor or FIS to enroll
Systematic               in Legg Mason's  Future First(R) Systematic  Investment
Investment Plan          Plan.  Under this plan,  you may arrange for  automatic
                         monthly  investments  in a fund  of $50  or  more.  The
                         transfer  agent will  transfer  funds monthly from your
                         Legg  Mason  account  or  from  your   checking/savings
                         account to purchase shares of the desired fund.
--------------------------------------------------------------------------------

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your Legg Mason Financial Advisor, FIS or other authorized entity before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m., Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to Legg Mason.

You will begin to earn dividends on shares of Global Income Trust as of the settlement date, which is normally the third business day after your order is placed with your financial adviser.

Each fund also offers Institutional Class shares. In addition, International Equity and Emerging Markets offer Financial Intermediary Class shares. These classes of shares are offered through a separate prospectus only to certain investors. Institutional Class shares are not subject to a Rule 12b-1 fee and Financial Intermediary Class shares have a Rule 12b-1 fee of 0.25% of average daily net assets. Salespersons and others entitled to receive compensation for selling or servicing fund shares may receive more with respect to one class than another.

[icon] H O W  T O  S E L L  Y O U R  S H A R E S

You may use any of the following methods to sell shares of the funds:

--------------------------------------------------------------------------------
Telephone                Call  your  Legg  Mason  Financial  Advisor  or  FIS at
                         1-800-822-5544  or other entity  through which you hold
                         shares  to  request  a  redemption.   Please  have  the
                         following information ready when you call: the name of the fund, dollar amount (or number of shares) to be redeemed and your shareholder account number.

                         Proceeds will be credited to your brokerage  account or
                         a check will be sent to you, at your  direction,  at no
                         charge to you.  Wire  requests will be subject to a fee
                         of $20. For wire transfers, be sure that your financial
                         adviser has your bank account information on file.
--------------------------------------------------------------------------------
Internet or TeleFund     FIS  clients may  request a  redemption  of fund shares
                         through     Legg    Mason's     Internet     site    at
                         www.leggmasonfunds.com    or   through    TeleFund   at
                         1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Mail                     Send a  letter  to your  financial  adviser  or to Legg
                         Mason  Funds  Investor  Services  at  P.O.  Box  17023,
                         Baltimore,  MD 21297-0356 requesting redemption of your
                         shares.  The  letter  should  be  signed  by all of the
                         owners of the account.  Redemption  requests for shares
                         valued at $10,000 or more or when the  proceeds  are to
                         be paid to someone other than the  accountholder(s) may
                         require  a  signature  guarantee.   You  may  obtain  a
                         signature  guarantee  from  most  banks  or  securities
                         dealers.
--------------------------------------------------------------------------------

Legg Mason will follow reasonable procedures to ensure the validity of any telephone or Internet redemption requests, such as requesting identifying information from users or employing identification numbers. You may be held liable for any fraudulent telephone or Internet order.

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your Legg Mason Financial Advisor, FIS or another authorized entity offering the fund.

Redemption orders will be processed promptly following receipt of an order in proper form. You will normally receive the proceeds within a week.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions on such securities may be delayed for up to ten days from the purchase date in order to allow for the check or automatic investment to clear.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

Each fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.

Emerging Markets Trust Redemption Fee:

The fund is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions affect the fund's investment planning and create additional transaction costs. For this reason, the fund imposes a 2% redemption fee on all redemptions, including exchanges, of fund shares held for less than one year. The fee will be paid directly to the fund to help offset the costs imposed on it by short-term trading in emerging markets.

The fund will use the "first-in, first-out" method to determine the one-year holding period - that is, the fund will assume that the oldest shares are redeemed first. The fee will not apply to any shares purchased through reinvestment of dividends or other distributions or to shares held in retirement plans; however, it will apply to shares held in IRAs (including IRA-based plans) and to shares purchased through automatic investment plans.

[icon] ACCOUNT POLICIES

Calculation of net asset value:

Net asset value per Primary Class share is determined daily as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate each fund's Primary Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class. Each fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. A fund may use fair value pricing instead of market quotations to value one or more securities if the fund believes that, because of special circumstances, doing so would more accurately reflect the prices the fund expects to realize on the current sale of those securities.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. A fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.

Most securities held by Global Income Trust are valued on the basis of valuations furnished by a service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.

To the extent that a fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

If your account falls below $500, a fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds. A fund will not require you to redeem accounts that fall below $500 solely as a result of a reduction in the fund's net asset value.

The funds will not accept cash, money orders, traveler's checks, or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The funds will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

Each fund reserves the right to:

o refuse any client, reject any order for shares, or suspend the offering of shares for a period of time;

o   change its minimum investment amounts; and

o delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. A fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC").

[icon] SERVICES FOR INVESTORS

For further information regarding any of the services below, please contact your Legg Mason Financial Advisor, FIS or other entity offering the funds for sale.

Confirmations and account statements:

You will receive a confirmation from Legg Mason after each transaction involving Primary Class shares (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First(R) Systematic Investment Plan, or other automatic investment arrangement, and withdrawals made through the Systematic Withdrawal Plan). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. If there has been no monthly activity in your account, you will receive a quarterly statement.

Systematic withdrawal plan:

If you are purchasing or already own shares of a fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

Exchange privilege:

Primary Class shares of the funds may be exchanged for Primary Class shares of any of the other Legg Mason funds and for Consultant Class shares of Pennsylvania Mutual Fund, Royce Micro-Cap Fund and Royce Total Return Fund, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by telephone. FIS clients may also request an exchange through TeleFund or the Internet at www.leggmasonfunds.com. Be sure to read the current prospectus for any fund into which you are exchanging. An exchange of a fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

Other than the redemption fee imposed on exchanges of shares of Emerging Markets, there is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one.

Each fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in a 12-month period; and

o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

[icon] DISTRIBUTIONS AND TAXES

Global Income Trust declares and pays dividends from its net investment income, if any, monthly. International Equity Trust and Emerging Markets Trust each declare and pay such dividends on an annual basis.

Each fund distributes substantially all its net capital gain (the excess of net long-term capital gain over net short-term capital loss), the excess of net short-term capital gain over net long-term capital loss, and net realized gain from foreign currency transactions, if any, annually in December. A second distribution thereof may be necessary in some years.

Your dividends and other distributions will be automatically reinvested in additional Primary Class shares of the distributing fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify your Legg Mason Financial Advisor or FIS at least ten days before the next distribution is to be paid. You may also request that your dividends and/or other distributions be invested in Primary Class shares of another eligible Legg Mason fund or Consultant Class shares of Pennsylvania Mutual Fund, Royce Micro-Cap Fund or Royce Total Return Fund, provided these funds are available for sale in your state.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of a fund. Dividends from investment company taxable income (which includes net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) are taxable as ordinary income. Distributions of a fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

A fund's dividend and interest income on, and gains it realizes from disposition of, foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions.

As required by law, each fund will withhold a certain percentage of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. Each fund also is required to withhold the same percentage of all dividends and capital gain distributions otherwise payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon] FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each fund's financial performance for the past five years or since its inception. Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends and other distributions. This information has been audited by the funds' independent accountants, PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual reports for these funds. The funds' annual reports are available upon request by calling toll-free 1-800-822-5544.

                                             Investment Operations
---------------------------------------------------------------------------------------
                                                           Net Realized
                                                           and Unrealized
                                                           Gain/(Loss) on
                                                           Investments,
                              Net Asset     Net            Options, Futures  Total
                              Value,        Investment     and Foreign       From
                              Beginning     Income/        Currency          Investment
                              of Year       (Loss)         Transactions      Operations
---------------------------------------------------------------------------------------
Global Income Trust
Primary Class
Years Ended Dec. 31,
---------------------------------------------------------------------------------------

    2002                        $ 8.10      $ .30 A           $.53            $ .83
    2001                          8.25        .39             (.19)             .20
    2000                          9.28        .50 A           (.97)            (.47)
    1999                         10.14        .40             (.74)            (.34)
    1998                          9.60        .37              .70             1.07
---------------------------------------------------------------------------------------
International Equity Trust
Primary Class
Years Ended Dec. 31,
---------------------------------------------------------------------------------------
    2002                        $ 9.19      $ .02 B         $(1.19)          $(1.17)
    2001                         11.35       (.07)B          (2.09)           (2.16)
    2000                         14.23       (.11)           (2.58)           (2.69)
    1999                         12.64        ---             2.51             2.51
    1998                         11.78        .01              .99             1.00
---------------------------------------------------------------------------------------
Emerging Markets Trust
Primary Class
Years Ended Dec. 31,
---------------------------------------------------------------------------------------
    2002                        $10.08      $(.03)C         $(1.41)          $(1.44)
    2001                          9.74       (.05)C            .39              .34
    2000                         14.00       (.18)C          (4.07)           (4.25)
    1999                          6.96       (.08)C           7.12             7.04
    1998                          9.85        .01 C          (2.90)           (2.89)
---------------------------------------------------------------------------------------

                                                         Distributions
---------------------------------------------------------------------------------------------------
                                                          From
                             From                         Net                             Net Asset
                             Net           Tax            Realized                        Value,
                             Investment    Return of      Gain on         Total           End of
                             Income        Capital        Investments     Distributions   Year
---------------------------------------------------------------------------------------------------
Global Income Trust
Primary Class
Years Ended Dec. 31,
---------------------------------------------------------------------------------------------------

    2002                    $ (.30)          ---               ---        $(.30)          $ 8.63
    2001                      (.15)         (.20)              ---         (.35)            8.10
    2000                       ---          (.56)              ---         (.56)            8.25
    1999                      (.01)         (.43)             (.08)        (.52)            9.28
    1998                      (.47)          ---              (.06)        (.53)           10.14
---------------------------------------------------------------------------------------------------
International Equity Trust
Primary Class
Years Ended Dec. 31,
---------------------------------------------------------------------------------------------------
    2002                       ---           ---               ---          ---           $ 8.02
    2001                       ---           ---               ---          ---             9.19
    2000                       ---           ---              (.19)        (.19)           11.35
    1999                      (.05)          ---              (.87)        (.92)           14.23
    1998                      (.14)          ---               ---         (.14)           12.64
---------------------------------------------------------------------------------------------------
Emerging Markets Trust
Primary Class
Years Ended Dec. 31,
---------------------------------------------------------------------------------------------------
    2002                       ---           ---               ---          ---           $ 8.64
    2001                       ---           ---               ---          ---            10.08
    2000                      (.01)          ---               ---         (.01)            9.74
    1999                       ---           ---               ---          ---            14.00
    1998                       ---           ---               ---          ---             6.96
---------------------------------------------------------------------------------------------------


                                                          Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
                                                   Expenses        Net Investment
                                                   to Average      Income/(Loss)     Portfolio    Net Assets,
                                    Total          Net             to Average        Turnover     End of Year
                                    Return         Assets          Net Assets        Rate        (in thousands)
---------------------------------------------------------------------------------------------------------------
Global Income Trust
Primary Class
Years Ended Dec. 31,
---------------------------------------------------------------------------------------------------------------

    2002                            10.51%           1.90% A         3.70% A          141%         $ 41,450
    2001                             2.47%           1.90%           4.23%            263%           43,609
    2000                            (5.02)%          1.90% A         6.48% A          190%           57,238
    1999                            (3.23)%          1.90%           4.58%            354%           86,634
    1998                            11.50%           1.87%           4.51%            288%          120,805
---------------------------------------------------------------------------------------------------------------
International Equity Trust
Primary Class
Years Ended Dec. 31,
    2002                            (12.73)%         2.25% B          .23% B          109%         $ 81,032
    2001                            (19.03)%         2.25% B         (.41)B           202%          107,243
    2000                            (19.10)%         2.12%           (.65)%           193%          181,500
    1999                             20.58%          2.13%           (.06)%           148%          295,236
    1998                              8.49%          2.14%            .06%            72%           258,521
---------------------------------------------------------------------------------------------------------------
Emerging Markets Trust
Primary Class
Years Ended Dec. 31,
---------------------------------------------------------------------------------------------------------------
    2002                           (14.29)%          2.50% C          (.17)C           78%         $ 51,861
    2001                             3.49%           2.50% C          (.36)C           64%           66,647
    2000                            30.35%           2.50% C         (1.19)C          100%           74,868
    1999                           101.15%           2.50% C         (1.06)C          123%          120,758
    1998                           (29.34)%          2.50% C          .09% C           76%           42,341
---------------------------------------------------------------------------------------------------------------

A Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.90% until April 30, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2002, 2.18%; and 2000, 1.98%.

B Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 2.25% until April 30, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2002, 2.4%; and 2001, 2.27%.

C Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 2.50% until April 30, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have

Legg Mason Global Trust, Inc.

The following additional information about the funds is available upon request and without charge:

Statement of Additional Information (SAI) -The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about each fund and its policies.

Annual and Semi-Annual Reports - Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

To  request  the  SAI  or  any  reports  to  shareholders,  or  to  obtain  more information:
o        call toll-free 1-800-822-5544
o        visit us on the Internet via www.leggmasonfunds.com
o        write to us at:   Legg Mason Funds Investor Services
                           100 Light Street, P.O. Box 17023
                           Baltimore, Maryland 21297-0356

Information about the funds, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


LMF-041                                               SEC File Number 811-7418

Legg Mason Global Trust, Inc.

         Legg Mason Global Income Trust
         Legg Mason International Equity Trust
         Legg Mason Emerging Markets Trust







         INSTITUTIONAL CLASS AND FINANCIAL INTERMEDIARY CLASS PROSPECTUS

                                   May 1, 2003

                                      logo






As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

About the funds:

  1    Investment objectives and policies

  5    Principal risks

  8    Performance

 12    Fees and expenses of the funds

 15    Management


About your investment:

 18    How to invest

 21    How to sell your shares

 24    Account policies

 25    Services for investors

 26    Distributions and taxes

 27    Financial highlights

[icon] INVESTMENT OBJECTIVES AND POLICIES

GLOBAL INCOME TRUST

Investment objective: Current income and capital appreciation in order to achieve an attractive total return consistent with prudent investment risk.

Principal investment strategies:

The fund invests at least 75% of its total assets in fixed-income securities of foreign and domestic issuers rated investment grade by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P") or, if unrated by Moody's or S&P, judged by Western Asset Management Company, the fund's adviser, to be of comparable quality to a rated security. Up to 25% of the fund's total assets may be invested in below investment grade securities of foreign and domestic issuers, loans of banks and other financial institutions (which may be below investment grade), convertible securities, and common and preferred stock.

The types of fixed-income securities in which the fund may invest include:

o  U.S. and foreign investment-grade corporate debt securities
o U.S. and foreign high-yield corporate debt securities (including those commonly known as "junk bonds")
o  sovereign debt obligations of developed nations
o sovereign debt obligations of emerging market countries o mortgage-related and asset-backed securities.

In addition, the fund may enter into commitments to purchase fixed-income securities on a "forward commitment" basis and may engage in a variety of transactions using "derivatives," such as futures, options, warrants and swaps.

The fund will maintain a minimum of 25% of its total assets in debt securities issued or guaranteed by the U.S. Government or foreign governments, their agencies, instrumentalities or political subdivisions. The debt securities in which the fund may invest may be of any maturity, and there are no limits on the average maturity of the fund's portfolio. The fund may invest in corporate fixed-income securities rated as low as C by Moody's or D by S&P or in non-rated securities deemed by the adviser to be of comparable quality to a rated security.

Under normal circumstances, the fund will invest no more than 40% of its total assets in any one country other than the United States. There is no other limit on the percentage of assets that may be invested in any one country or currency.

The adviser has a number of proprietary tools that attempt to define the inter-relationship between bond markets, sectors and maturities. Target allocation ranges among countries and sector types and prices are established as part of the adviser's strategy process, monitored daily and re-balanced if necessary as dictated by macro-economic or company-specific events. This ongoing screening drives the adviser's discipline for buying, selling or holding any securities or currency position. The adviser deviates from the discipline only if exceptional circumstances disrupt the orderly functioning of the markets. The adviser's management style favors "rotation" among the government, agency, corporate, and mortgage-backed sectors of the fixed-income securities markets, which may result in high portfolio turnover.

The adviser sells securities when they have realized what the adviser believes is their potential value or when the adviser believes that they are not likely to achieve that value in a reasonable period of time.

For temporary defensive purposes, the fund may invest without limit in cash and U.S. dollar-denominated money market instruments including repurchase agreements of domestic or foreign issuers. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

INTERNATIONAL EQUITY TRUST

Investment objective: Maximum long-term total return.

Principal investment strategies:

Batterymarch Financial Management, Inc., the fund's adviser, currently intends to invest substantially all of the fund's assets in non-U.S. equity securities.

The primary focus of the adviser is stock selection, with a secondary focus on country allocation. The adviser uses a bottom-up, quantitative stock selection process for the developed markets portion of the fund's portfolio. The cornerstone of this process is a proprietary stock selection model that ranks more than 2,800 stocks in the fund's principal investable universe by relative attractiveness on a daily basis. The quantitative factors within this model measure growth, value, changes in earnings expectations and technical indicators. Because the same quantitative factors are not effective across all markets due to individual market characteristics, the adviser adjusts the stock selection model to include factors in each market that its research indicates are effective. The adviser runs the stock selection model and re-balances the portfolio daily, purchasing stocks ranked "buys" by the model and selling stocks ranked "sells." Stocks are sold when the original reason for purchase no longer pertains, the fundamentals have deteriorated or portfolio re-balancing warrants.

Region and country allocation for the developed markets portion of the fund is based on rankings generated by the adviser's proprietary country model. The adviser examines securities from over 20 international stock markets, with emphasis on several of the largest: Japan, the United Kingdom, France, Canada and Germany.

The fund may invest up to 35% of its total assets in emerging market securities. The adviser's investment strategy for the emerging markets portion of the fund represents a distinctive combination of tested quantitative methodology and traditional fundamental analysis. The emerging markets allocation focuses on higher-quality, dominant companies that the adviser believes to have strong growth prospects and reasonable valuations. Country allocation for the emerging markets portion of the portfolio also combines quantitative and fundamental approaches.

The fund's investment portfolio will normally be diversified across a broad range of industries and across a number of countries, consistent with the objective of maximum total return. The adviser may also seek to enhance portfolio returns through active currency hedging strategies.

The fund is not limited in the amount of its total assets that may be denominated in a single currency or invested in securities of issuers located in a single country.

When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market or economic situations, the fund may invest without limit in cash and U.S. dollar-denominated money market instruments, including repurchase agreements of domestic issuers. Such securities will be rated investment grade or, if unrated, will be determined by the fund's adviser to be comparable to investment grade. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

EMERGING MARKETS TRUST

Investment objective: Long-term capital appreciation.

Principal investment strategies:

Batterymarch Financial Management, Inc., the fund's adviser, under normal circumstances will invest substantially all of the fund's net assets in equity securities and convertible securities of emerging market issuers.

The fund intends to invest in Asia, Latin America, the Indian Subcontinent, Southern and Eastern Europe, the Middle East and Africa, although it may not invest in all these markets at all times and may not invest in any particular market when it deems investment in that country or region to be inadvisable.

The fund is not limited in the amount of its total assets that may be denominated in a single currency or invested in securities of issuers located in a single country.

The adviser focuses on companies it believes are higher-quality, dominant emerging market companies that it believes have strong growth prospects and reasonable valuations, selected from a principal investable universe of approximately 1,000 stocks. The adviser's emerging markets investment strategy represents a distinctive combination of quantitative methodology and traditional fundamental analysis. Traditional "on-the-ground" fundamental research is combined by the adviser with tested quantitative valuation disciplines in those markets where reliable data are available. In determining country allocation, the adviser also merges quantitative and fundamental approaches. In markets with reliable historical data, buy and sell decisions are driven by a combination of quantitative valuations and the adviser's fundamental opinions. Stocks are sold when the original reason for purchase no longer pertains, the fundamentals have deteriorated or portfolio re-balancing warrants.

When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market or economic situations, the fund may invest without limit in cash and U.S. dollar-denominated money market instruments, including repurchase agreements of domestic issuers. Such securities will be rated investment grade or, if unrated, will be determined by the adviser to be of comparable quality. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

Country or Geographic Region:

The adviser to Emerging Markets Trust considers a number of factors to determine whether an investment is tied to a particular country or region including: the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

                                    * * * * *

Each fund's investment objective is non-fundamental and may be changed by Legg Mason Global Trust, Inc.'s Board of Directors without shareholder approval.

[icon] PRINCIPAL RISKS

In general:

There is no assurance that a fund will meet its investment objective; investors could lose money by investing in a fund. As with all mutual funds, an investment in any of these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise stated, the following risks apply to each of the funds:

Market risk:

International Equity Trust and Emerging Markets Trust invest primarily in equity securities. Stock prices generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry, sector of the economy, country or region, or may affect the market as a whole. A fund may experience a substantial or complete loss on an individual stock.

Foreign securities risk:

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in securities of domestic issuers. The values of foreign securities are subject to economic and political developments in the countries and regions where the companies operate, such as changes in economic or monetary policies, and to changes in exchange rates. Values may also be affected by foreign tax laws and restrictions on receiving the investment proceeds from a foreign country.

In general, less information is publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign stock markets may be less liquid and less regulated than U.S. stock markets.

Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Some foreign governments have defaulted on principal and interest payments. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for a fund to pursue its rights against a foreign government in that country's courts.

Emerging markets risk:

The risks of foreign investment are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable, than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Because each of the funds may invest a significant amount of its total assets in emerging market securities, investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. An investment in any fund that invests in emerging market securities should be considered speculative.

Currency risk:

Because each of the funds invests significantly in securities denominated in foreign currencies, the funds may incur currency conversion costs, and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled.

The funds may from time to time hedge a portion of their currency risk, using currency futures, forwards, or options. However, these instruments may not always work as intended, and in specific cases a fund may be worse off than if it had not used a hedging instrument. For most emerging market currencies, there are not suitable hedging instruments available.

Non-diversification:

Global Income Trust is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

Risks of fixed-income securities:

Global Income Trust invests substantially all of its assets in fixed-income securities. International Equity Trust and Emerging Markets Trust may also invest in fixed-income securities to a lesser extent.

Interest rate risk -

Debt securities are subject to interest rate risk, which is the possibility that the market prices of a fund's investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater is the effect on its value when rates change.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. These reset provisions generally reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging. Others may provide for interest payments that vary inversely with market rates; the market prices of these securities may fluctuate significantly when interest rates change.

Credit risk -

Debt securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

Moody's  considers debt securities rated in the lowest investment grade category
(Baa) to have speculative characteristics. Debt securities rated below investment grade are deemed by the ratings agencies to be speculative and may involve major risk or exposure to adverse conditions. Those in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities.

Call risk -

Many fixed-income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the funds most likely would have to reinvest the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

Derivative Risk:

Global Income Trust may use derivatives, which are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as "over the counter"). Although the fund's advisers have the flexibility to make use of derivatives, they may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to the fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the fund will depend on the advisers' ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the fund. The fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments will not be liquid. Over-the-counter instruments also involve the risk that the other party will not meet its obligations to the fund.

Swap agreements will tend to shift the fund's investment exposure from one type of investment to another. For example, if the fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Investment models:

The proprietary models used by each adviser to evaluate securities or securities markets are based on the adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the prices of individual securities, may be affected by factors not foreseen in developing the models.

Portfolio turnover:

Each fund may have an annual portfolio turnover rate in excess of 100%. High turnover rates can result in increased trading costs and higher levels of realized capital gains.

[icon] PERFORMANCE

Each fund offers two classes of shares: Primary Class and Institutional Class shares. In addition, International Equity Trust and Emerging Markets Trust offer Financial Intermediary Class shares. Primary Class shares are offered through a separate prospectus. All classes of a fund are invested in the same portfolio of securities, and the annual returns for each class of shares would differ only to the extent that both Institutional Class and Financial Intermediary Class would pay lower expenses, and therefore would generally be expected to have higher returns than Primary Class, with Institutional Class having lower expenses than Financial Intermediary Class. The information below provides an indication of the risks of investing in a fund by showing changes in its performance from year to year. Annual returns assume reinvestment of dividends and other distributions, if any. Historical performance of a fund, whether before or after taxes, does not necessarily indicate what will happen in the future.

Global Income Trust - Primary Class Shares*

    Year-by-year total return as of December 31 of each year (before taxes):

--------------------------------------------------------------------------------
 1994      1995    1996     1997      1998    1999    2000     2001    2002
--------------------------------------------------------------------------------
(1.40)%   20.80%   8.22%   (1.69)%   11.50%  (3.23)% (5.02)%   2.47%  10.51%
--------------------------------------------------------------------------------

* As of the date of this prospectus, Institutional Class of Global Income Trust has not commenced operations, therefore the returns presented are for Primary Class shares.

                      During the past nine calendar years:

--------------------------------------------------------------------------------
                                Quarter Ended           Total Return
--------------------------------------------------------------------------------
Best quarter:                  March 31, 1995               7.86%
--------------------------------------------------------------------------------
Worst quarter:                 March 31, 1999              (4.75)%
--------------------------------------------------------------------------------

                          Average Annual Total Returns

For the periods ended December 31, 2002:

---------------------------------------------------------------------------------------------------
       Global Income Trust - Primary Class            1 Year        5 Years          Life of Class
---------------------------------------------------------------------------------------------------

Return Before Taxes                                   10.51%         3.02%             4.75% (a)
---------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                    8.96%         2.09%             2.87% (a)
---------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of        6.39%         1.97%             2.89% (a)
Fund Shares
---------------------------------------------------------------------------------------------------
Lehman Global Aggregate Index (reflects no            16.53%         5.66%             6.45% (b)
deduction for fees, expenses or taxes) (c)
---------------------------------------------------------------------------------------------------

(a)  April 15, 1993 (commencement of operations) to December 31, 2002.
(b)  March 31, 1993 to December 31, 2002.
(c) The Lehman Global Aggregate Index provides a broad-based measure of the international investment grade bond market. As currently constituted, the Index combines the Lehman U.S. Aggregate Index with dollar-denominated versions of the Lehman Pan-European Index and the Lehman Asian-Pacific Aggregate Index and includes euro-dollar and euro-yen corporate bonds, Canadian government securities, and investment grade Rule 144A bonds. For the year ending December 31, 2002, the average annual total return of the Lehman Global Aggregate Index (50% hedged) was 12.44%.

International Equity Trust - Institutional Class Shares*

    Year-by-year total return as of December 31 of each year (before taxes):

--------------------------------------------------------------------------------
         1999               2000                2001                 2002
--------------------------------------------------------------------------------
        21.69%            (18.28)%            (18.19)%             (12.02)%
--------------------------------------------------------------------------------

* As of the date of this prospectus, the Financial Intermediary Class of International Equity Trust has not commenced operations.

                      During the past four calendar years:

--------------------------------------------------------------------------------
                                     Quarter Ended             Total Return
--------------------------------------------------------------------------------
Best quarter:                      December 31, 1999              15.32%
--------------------------------------------------------------------------------
Worst quarter:                    September 30, 2002             (17.59)%
--------------------------------------------------------------------------------

                          Average Annual Total Returns

For the periods ended December 31, 2002:

--------------------------------------------------------------------------------
International Equity Trust -                      1 Year        Life of Class
Institutional Class
--------------------------------------------------------------------------------
Return Before Taxes                              (12.02)%         (8.76)% (a)
--------------------------------------------------------------------------------
Return After Taxes on Distributions              (12.02)%         (9.30)% (a)
--------------------------------------------------------------------------------
Return After Taxes on Distributions               (7.38)%         (6.73)% (a)
and Sales of Fund Shares
--------------------------------------------------------------------------------
MSCI EAFE Index (reflects no deduction           (15.94)%         (6.06)% (b)
for fees, expenses or taxes) (c)
--------------------------------------------------------------------------------

(a) May 5, 1998 (commencement of operations) to December 31, 2002.
(b) April 30, 1998 to December 31, 2002.
(c) The Morgan Stanley Capital International Europe, Australasia and the Far East Index is a market capitalization-weighted index of approximately 1,100 stocks traded in twenty countries around the world.

During periods of fund losses, the return after taxes on distributions and sale of fund shares may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.

Emerging Markets Trust - Primary Class Shares*

    Year-by-year total return as of December 31 of each year (before taxes):

--------------------------------------------------------------------------------
     1997           1998         1999          2000        2001         2002
--------------------------------------------------------------------------------
   (6.18)%        (29.34)%     101.15%       (30.35)%     3.49%       (14.29)%
--------------------------------------------------------------------------------

* As of the date of this prospectus, the Institutional Class and Financial Intermediary Class of Emerging Markets Trust have not commenced operations, therefore the returns presented are for Primary Class shares.

                       During the past six calendar years:

--------------------------------------------------------------------------------
                                     Quarter Ended             Total Return
--------------------------------------------------------------------------------
Best quarter:                      December 31, 1999              39.72%
--------------------------------------------------------------------------------
Worst quarter:                    September 30, 1998             (28.18)%
--------------------------------------------------------------------------------

                          Average Annual Total Returns

For the periods ended December 31, 2002:

-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Trust - Primary Class                          1 Year (a)            5 Years         Life of Class
-----------------------------------------------------------------------------------------------------------------------

Return Before Taxes                                              (16.00)%             (2.57)%          (2.12)% (b)
-----------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                              (16.00)%             (2.57)%          (2.15)% (b)
-----------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund              (9.28)%             (2.03)%          (-1.69)% (b)
Shares
-----------------------------------------------------------------------------------------------------------------------
MSCI EM Free Index (reflects no deduction for fees,
expenses or taxes) (d)                                            (6.00)%             (4.58)%          (5.81)% (c)
-----------------------------------------------------------------------------------------------------------------------

(a) The 1-year total returns reflect the imposition of the 2.00% redemption fee.
(b) May 28, 1996 (commencement of operations) to December 31, 2002.
(c) May 31, 1996 to December 31, 2002.
(d) The Morgan Stanley Capital International Emerging Markets Free Index is a market capitalization-weighted index that is designed to represent the performance of emerging stock markets throughout the world.

During periods of fund losses, the return after taxes on distributions and sale of fund share may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.

After-Tax returns shown in the preceding tables are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement plans.

[icon] FEES AND EXPENSES OF THE FUNDS

The table below describes the fees and expenses you may incur directly or indirectly as an investor in a fund. Each fund pays operating expenses directly out of its assets thereby lowering that fund's share price and dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.

                                Shareholder Fees
                    (fees paid directly from your investment)

--------------------------------------------------------------------------------
Emerging Markets Trust - Redemption Fee:                       2.00%*
--------------------------------------------------------------------------------

* Proceeds of shares redeemed or exchanged within one year of purchase will be subject to a 2% redemption fee. The fee is paid directly to the fund and not to the fund's manager or distributor.

              Annual Fund Operating Expenses - Institutional Class
                  (expenses that are deducted from fund assets)

----------------------------------------------------------------------------------------------
                                            Global       International       Emerging Markets
                                          Income Trust    Equity Trust             Trust
----------------------------------------------------------------------------------------------

Management Fees (a)                         0.75%             0.75%               1.00%
----------------------------------------------------------------------------------------------
Distribution and/or Service                 None               None               None
(12b-1) Fees
----------------------------------------------------------------------------------------------
Other Expenses                              0.62% (b)         0.62%               0.96% (b)
----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses        1.37%             1.37%               1.96%
(a)
----------------------------------------------------------------------------------------------

(a) The manager has voluntarily agreed to waive fees so that Institutional Class operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the following annual rates of each fund's average daily net assets attributable to Institutional Class shares: for Global Income Trust, 1.15%; for International Equity Trust, 1.25%; and for Emerging Markets Trust, 1.50%. These voluntary waivers are currently expected to continue until April 30, 2004, but may be terminated at any time. With these waivers, management fees and total annual fund operating expenses for the fiscal year ended December 31, 2002 were 0.63% and 1.25%, respectively, for International Equity Trust.

b) "Other expenses" are based on estimated expenses for the fiscal year ending December 31, 2002 as no Institutional Class shares were outstanding during that year.

Example:

This example helps you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in a fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.


-----------------------------------------------------------------------------------------------------------
                                                     1 YEAR       3 YEARS         5 YEARS        10 YEARS
-----------------------------------------------------------------------------------------------------------

Global Income Trust - Institutional Class             $139           $434            $750          $1,646
-----------------------------------------------------------------------------------------------------------
International Equity Trust -                          $139           $434            $750          $1,646
Institutional Class
-----------------------------------------------------------------------------------------------------------
Emerging Markets Trust - Institutional Class          $402           $615            $1,057         $2,285
-----------------------------------------------------------------------------------------------------------
Emerging Markets Trust - Institutional Class          $199           $615            $1,057         $2,285
(assuming no redemption)
-----------------------------------------------------------------------------------------------------------

          Annual Fund Operating Expenses - Financial Intermediary Class
                  (expenses that are deducted from fund assets)

--------------------------------------------------------------------------------
                                         International       Emerging Markets
                                          Equity Trust            Trust
--------------------------------------------------------------------------------
Management Fees                              0.75%                1.00%
--------------------------------------------------------------------------------
Distribution and/or Service                  0.25%                0.25%
(12b-1) Fees (a)
--------------------------------------------------------------------------------
Other Expenses (b)                           0.62 %               0.96%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses         1.62%                2.21%
(c)
--------------------------------------------------------------------------------

(a) The 12b-1 fee shown in the table reflects the amount of which the Directors have currently limited payments under the fund's Distribution Plan. Pursuant to the Distribution Plan, the Directors may increase the 12b-1 fee to 0.40% of average net assets without shareholder approval.
(b) "Other expenses" are based on estimated expenses for the fiscal year ending December 31, 2002. As of the date of this prospectus, the Financial Intermediary Classes have not commenced operations.
(c) The  manager  has  voluntarily  agreed  to  waive  fees  so  that  Financial
    Intermediary Class operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the following annual rates of each fund's average daily net assets attributable to Financial Intermediary Class shares: for International Equity Trust, 1.50% and for

    Emerging Markets Trust, 1.75%. These voluntary fee waivers are expected to continue until April 30, 2004, but may be terminated at any time.

Example:

This example helps you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in a fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

--------------------------------------------------------------------------------
                                      1 Year    3 Years    5 Years     10 Years
--------------------------------------------------------------------------------
International Equity Trust -           $165      $511        $881       $1,922
Financial Intermediary Class
--------------------------------------------------------------------------------
Emerging Markets Trust - Financial     $427      $691      $1,185       $2,544
Intermediary Class
--------------------------------------------------------------------------------
Emerging Markets Trust -               $224      $691      $1,185       $2,544
Financial Intermediary Class
(assuming no redemption)
--------------------------------------------------------------------------------

[icon] MANAGEMENT

Management and Advisers:

Legg  Mason  Fund  Adviser,  Inc.  ("LMFA"  or  "manager"),  100  Light  Street,
Baltimore, Maryland 21202, is the funds' manager. As manager, LMFA is responsible for the non-investment affairs of the funds, providing office space and administrative staff for the funds and directing all matter related to the operation of the funds. LMFA has been registered as an investment adviser since 1982.

For its services during the fiscal year ended December 31, 2002, each fund paid LMFA a percentage of its average daily net assets (net of any fee waivers) as follows:

         -------------------------------------------------------
         Global Income Trust                          0.53%
         -------------------------------------------------------
         International Equity Trust                   0.63%
         -------------------------------------------------------
         Emerging Markets Trust                       0.54%
         -------------------------------------------------------

Batterymarch Financial Management, Inc. ("Batterymarch"), 200 Clarendon Street, Boston, Massachusetts 02116, is investment adviser to International Equity Trust and Emerging Markets Trust. Batterymarch is responsible for the investment management of these funds, which includes making investment decisions and placing orders to buy, sell or hold a particular security.

LMFA pays Batterymarch a monthly fee of 66 2/3% of the fee it receives from International Equity Trust and a monthly fee of 75% of the fee it receives from Emerging Markets Trust. Fees paid to Batterymarch are net of any waivers.

Batterymarch acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by Batterymarch were approximately $6.8 billion as of December 31, 2002.

Western Asset Management Company ("Western Asset"), 117 East Colorado Boulevard, Pasadena, California 91105, is investment adviser to Global Income Trust. Western Asset is responsible for the investment management of the fund, which includes making investment decisions and placing orders to buy, sell or hold a particular security. LMFA pays Western Asset a monthly fee of 53 1/3% of the fee it receives from Global Income Trust, net of any waivers.

Western Asset acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $97 billion as of December 31, 2002.

Western Asset Management Company Limited ("Western Asset Ltd."), 155 Bishopsgate, London, England, serves as investment sub-adviser to Global Income Trust. Western Asset Ltd. is responsible for providing research, analytical and trading support for the fund's investment programs, as well as exercising investment discretion for part of the portfolio, subject to the supervision of Western Asset and LMFA.

For its services and for expenses borne by Western Asset Ltd. under its sub-advisory agreement, Western Asset pays Western Asset Ltd. a fee at an annual rate of 0.20% of the fund's average daily net assets, net of any waivers. LMFA also pays Western Asset Ltd. a sub-administration fee at an annual rate of 0.10% of the fund's average daily net assets, net of any waivers, for certain administrative services performed.

Western Asset Ltd. renders investment advice to institutional, private and commingled fund portfolios with assets of approximately $14.7 billion as of December 31, 2002. Western Asset Ltd. has managed global fixed-income assets for U.S. and non-U.S. clients since 1984.

Portfolio Management:

Batterymarch   investment   teams  have  been  responsible  for  the  day-to-day
management of International Equity Trust and Emerging Markets Trust since their inception.

Neither Western Asset nor Western Asset Ltd. employs individual portfolio managers to determine the investments of Global Income Trust. Instead, the day-to-day management of the fund's investments are the responsibility of the Western Asset Investment Strategy Group or the Western Asset Ltd. Investment Strategy Group, respectively.

Distributor of the funds' shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes each fund's shares. Each fund has adopted a separate plan under Rule 12b-1 with respect to the Financial Intermediary Class that allows it to pay fees for the sale of its shares and for services provided to shareholders. The fees are calculated daily and paid monthly. For Financial Intermediary Class shares, under each plan, a fund may pay Legg Mason an annual 12b-1 fee in an amount up to 0.40% of the fund's average daily net assets attributable to Financial Intermediary Class shares. The Board of these funds has currently approved payment of 0.25% of each fund's average daily net assets under the plans. Because these fees are paid out of each fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason and LMFA may pay non-affiliated entities out of their own assets to support the distribution of Institutional Class shares and shareholder servicing. Salespersons and others entitled to receive compensation for selling or servicing fund shares may receive more with respect to one class than another.

LMFA, Batterymarch, Western Asset, Western Asset Ltd. and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] HOW TO INVEST

Institutional Class shares are currently offered for sale only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in a fund. Shareholders of the Institutional Class of a fund as of the opening of regular trading on the New York Stock Exchange ("Exchange") on May [22], 2003 may continue to buy Institutional Class shares of that fund. Institutional Class shares are also offered to institutional clients of Legg Mason Trust, fsb for which the trust company exercises discretionary investment management responsibility and accounts of the customers of such institutional clients ("Customers").

Financial Intermediary Class shares are currently offered for sale only to institutional investors who have at least $50 million in investable assets and who invest at least $1 million in a fund. Shareholders of the Financial Intermediary Class of a fund as of the opening of regular trading on the Exchange on May [22], 2003 may continue to buy Financial Intermediary Class shares of that fund.

Customers of institutional clients may purchase shares only in accordance with instructions and limitations pertaining to their account at the institution.

Prior to or concurrent with the initial purchase of Institutional Class or Financial Intermediary Class shares, each investor must open an account for the fund by completing and signing an application and mailing it to Legg Mason Institutional Funds at the following address: P.O. Box 17635, Baltimore, Maryland 21297-1635.

Eligible investors may purchase Institutional Class or Financial Intermediary Class shares by contacting Legg Mason Institutional Funds directly at 1-888-425-6432. Institutional clients may set different minimums for their Customers' investments in accounts invested in Institutional Class shares.

Purchase orders, together with payment in one of the forms described in the following paragraphs, received by Legg Mason Institutional Funds or Boston Financial Data Services ("BFDS" or the "Transfer Agent") before the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. The funds are open for business every day the Exchange is open. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open.

Certain institutions that have agreements with Legg Mason or the funds may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. Orders received by certain retirement plans and other financial intermediaries before the close of regular trading on the Exchange and communicated to Legg Mason Institutional Funds by 9:00 a.m., Eastern time, on the following business day will be processed at the net asset value determined on the prior business day they were received by the financial intermediary. It is the institution's responsibility to transmit your order to the funds in a timely fashion.

Purchases of Institutional Class and Financial Intermediary Class shares can be made by wiring federal funds to State Street Bank and Trust Company, the funds' custodian. Before wiring federal funds, the investor must first telephone Legg Mason Institutional Funds at 1-888-425-6432 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank.

Funds should be wired through the Federal Reserve System to:

State Street Bank and Trust Company
[ABA #011-000-028]
[DDA #99046096]
Legg Mason [Insert name of fund]
[Insert account name and number]

The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund in question. Securities offered in payment for shares will be valued in the same way and at the same time a fund values its portfolio securities for purpose of determining net asset value. (See "Calculation of Net Asset Value" below.) Investors who wish to purchase fund shares through the contribution of securities should contact Legg Mason Institutional Funds at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. An adviser, on behalf of a fund, has full discretion to accept or reject any securities offered as payment for shares.

As described above, International Equity Trust and Emerging Markets Trust may offer Financial Intermediary Class shares that are offered primarily through financial intermediaries. Each fund may pay financial intermediaries for their services out of that class' assets pursuant to the class' distribution plan or otherwise. Legg Mason and its affiliates (including the investment advisers) may also from time to time, at their own expense, make payments to financial intermediaries that sell shares of the funds or to other parties in connection with the sale of shares. If investors effect transactions through a broker or agent, investors may be charged a fee by that broker or agent.

Any shares purchased or received as a distribution will be credited to the investor's account.

Additional investments may be made at any time at the relevant net asset value for that class by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases. Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

Each fund and Legg Mason reserve the right, in their sole discretion: to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the fund; and to redeem shares if information provided in the application should prove to be incorrect in any manner judged by the fund to be material (i.e., in a manner such as to render the shareholder ineligible to purchase shares of the fund). In addition, each fund or Legg Mason, in its sole discretion, reserves the right to waive the minimum investable assets requirement or the minimum initial investment for certain investors. A fund may suspend the offering of shares at any time and resume it any time thereafter.

Shares of a fund may not be qualified for sale in all states. Prospective investors should inquire as to whether shares of a particular fund are available for sale in their state of residence. Shares of a fund may not be offered or sold in any state unless qualified in that jurisdiction or unless an exemption from or qualification is available.

Purchases of fund shares should be made for long-term investment purposes. Each fund reserves the right to restrict purchases of shares (including exchanges) when it determines that a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

Shares of the funds may be available for purchase by retirement plans, including 401(k) plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Account Registration Changes:

Changes in registration or account privileges must be made in writing to Legg Mason Institutional Funds. Signature guarantees are required. (See "Signature Guarantee" below.) All correspondence must include the account number and must be sent to:

Legg Mason Institutional Funds
P.O. Box 17635
Baltimore, Maryland  21297-1635

[icon] HOW TO SELL YOUR SHARES

Shares may be redeemed through three methods: (1) by sending a written request for redemption to Legg Mason Institutional Funds, P.O. Box 17635, Baltimore, Maryland 21297-1635, (2) by calling 1-888-425-6432, or (3) by wire communication with the Transfer Agent. In each case, the investor should first notify Legg Mason Institutional Funds at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Legg Mason Institutional Funds will follow reasonable procedures to ensure the validity of any telephone or wire redemption requests, such as requesting identifying information from users or employing identification numbers. You may be held liable for any fraudulent telephone or wire order. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing.

Upon receipt of a request for redemption as described below (a request "in good order") before the close of regular trading on the Exchange on any day the Exchange is open, the Transfer Agent will redeem fund shares at that day's net asset value per share. Requests for redemption received by the Transfer Agent after the close of regular trading on the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of regular trading on the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

Requests for redemption should indicate:

1) the number of shares or dollar amount to be redeemed and the investor's shareholder account number;

2) the investor's name and the names of any co-owners of the account, using exactly the same name or names used in establishing the account;

3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact Legg Mason Institutional Funds for further details); and

4) the name, address, and account number to which the redemption payment should be sent.

Other supporting legal documents, such as copies of any trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. If you have a question concerning the sale or redemption of shares, please contact Legg Mason Institutional Funds by calling 1-888-425-6432.

Customers  of   institutional   clients  may  redeem  only  in  accordance  with
instructions and limitations pertaining to their account at the institution.

Payment of redemption proceeds normally will be made by wire one business day after receipt of a redemption request in good order. However, each fund reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or during periods as permitted by federal securities laws, or to take up to seven days to make payment upon redemption if, in the judgment of the adviser, the fund involved could be adversely affected by immediate payment. Each fund may delay redemptions beyond seven days or suspend redemptions only as permitted by the Securities and Exchange Commission ("SEC"). Payment of redemption proceeds of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to ten days from the purchase date in order to allow for the check to clear.

Each fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.

Signature guarantee:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). Each fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. Any fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

A signature guarantee will be required for the following situations:

o Remitting redemption proceeds to any person, address or bank account not on record.
o Making changes to the account registration after the account has been opened.
o Transferring shares to an account in another Legg Mason Institutional fund with a different account registration.

Emerging Markets Trust redemption fee:

The fund is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions affect the fund's investment planning and create additional transaction costs. For this reason, the fund imposes a 2% redemption fee on all redemptions, including exchanges, of fund shares held for less than one year. The fee will be paid directly to the fund to help offset the costs imposed on it by short-term trading in emerging markets.

The fund will use the "first-in, first-out" method to determine the one-year holding period - that is, the fund will assume that the oldest shares are redeemed first. The fee will not apply to any shares purchased through reinvestment of dividends or other distributions or to shares held in retirement plans; however, it will apply to shares held in IRA accounts (including IRA-based plans) and to shares purchased through automatic investment plans.

[icon] ACCOUNT POLICIES

Calculation of net asset value:

Net asset value per share of each class of shares is determined daily as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate each fund's Institutional Class or Financial Intermediary Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class. Each fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. A fund may use fair value pricing instead of market quotations to value one or more securities if the fund believes that, because of special circumstances, doing so would more accurately reflect the prices the fund expects to realize on the current sale of those securities.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. A fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.

Most securities held by Global Income Trust are valued on the basis of valuations furnished by a service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.

To the extent that a fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

[icon] SERVICES FOR INVESTORS

Confirmations and account statements:

The Transfer Agent will send confirmations of each purchase and redemption transaction. Confirmations sent to institutional clients will include the total number of shares being held in safekeeping by the Transfer Agent. Beneficial ownership of shares held by Customer accounts will be recorded by the institutional client and reflected in its regular account statements.

Exchange privilege:

Institutional Class and Financial Intermediary Class shares of a fund may be exchanged for shares of Legg Mason Cash Reserve Trust or for shares of the same class of any of the other Legg Mason funds, except Legg Mason Opportunity Trust, provided these funds are eligible for sale in your state of residence and provided the investor meets the eligibility criteria of that class of that fund and the value of exchanged shares is at least $1,000,000. You can request an exchange in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges (except that Legg Mason Emerging Markets Trust charges a redemption fee). However, an exchange of a fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

Each fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from a fund in a 12-month period; and

o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

Some institutional clients and retirement plan administrators may not offer all of the Institutional Class or Financial Intermediary Class shares for exchange.

[icon] DISTRIBUTIONS AND TAXES

Global Income Trust declares and pays dividends from its net investment income, if any, monthly. International Equity Trust and Emerging Markets Trust each declare and pay such dividends on an annual basis.

Each fund distributes substantially all its net capital gain (the excess of net long-term capital gain over net short-term capital loss), the excess of net short-term capital gain over net long-term capital loss, and any net realized gain from foreign currency transactions, if any, annually in December. A second distribution thereof may be necessary in some years.

Your dividends and other distributions will be automatically reinvested in the same class of shares of the distributing fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify Legg Mason Institutional Funds at least ten days before the next distribution is to be paid.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of a fund. Dividends from investment company taxable income (which includes net investment income, net short-term capital gain and net gains from certain foreign currency transactions) are taxable as ordinary income. Distributions of a fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

A fund's dividend and interest income on, and gains it realizes from disposition of, foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions.

As required by law, each fund will withhold a certain percentage of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. Each fund also is required to withhold the same percentage of all dividends and capital gain distributions otherwise payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon] FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each fund's financial performance for the past five years or since inception. Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends and distributions. This information has been audited by the funds' independent accountants, PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual reports for these funds. The funds' annual reports are available upon request by calling toll-free 1-888-425-6432.


                                                    Investment Operations
-------------------------------------------------------------------------------------------------
                                                                Net Realized
                                                                and Unrealized
                                                                Gain/(Loss) on
                                                                Investments,
                                 Net Asset      Net             Options, Futures   Total
                                 Value,         Investment      and Foreign        From
                                 Beginning      Income/         Currency           Investment
                                 of Year        (Loss)          Transactions       Operations
-------------------------------------------------------------------------------------------------
International Equity Trust
-------------------------------------------------------------------------------------------------
Years Ended Dec. 31,
2002                             $9.40        $ .09 A,B        $(1.22)           $(1.13)
2001                             11.49          .01 A           (2.10)            (2.09)
2000                             14.26         (.01)            (2.57)            (2.58)
1999                             12.64          .11              2.52              2.63

Period Ended Dec. 31,
1998C                            14.21          .10             (1.44)            (1.34)
-------------------------------------------------------------------------------------------------


                                                         Distributions
-------------------------------------------------------------------------------------------------
                                                 From
                                 From            Net                               Net Asset
                                 Net             Realized                          Value,
                                 Investment      Gain on         Total             End of
                                 Income          Investments     Distributions     Year
-------------------------------------------------------------------------------------------------
International Equity Trust
-------------------------------------------------------------------------------------------------

Years Ended Dec. 31,
2002                               ---             ---               ---            $8.27
2001                               ---             ---               ---             9.40
2000                               ---            (.19)             (.19)           11.49
1999                              (.14)           (.87)            (1.01)           14.26

Period Ended Dec. 31,
1998C                             (.23)            ---              (.23)           12.64
-------------------------------------------------------------------------------------------------

                                                     Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
                                                             Net
                                             Expenses        Investment                 Net Assets,
                                             to Average      Income/(Loss)   Portfolio  End of
                                Total        Net             to Average      Turnover   Year
                                Return       Assets          Net Assets      Rate       (in thousands)
-------------------------------------------------------------------------------------------------------
International Equity Trust
-------------------------------------------------------------------------------------------------------

Years Ended Dec. 31,
2002                            (12.02)%      1.25% A         .99% A          109%       $134
2001                            (18.19)%      1.25% A         .67% A          202%         85
2000                            (18.28)%      1.20%           .17%            193%         70
1999                             21.69%       1.25%           .82%            148%         50

Period Ended Dec. 31,
1998C                            (9.42)D      1.04% E        1.17% E           72%         45
-------------------------------------------------------------------------------------------------------

A Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.25% until April 30, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2002, 1.37%; and 2001, 1.27%.

B   Computed using average daily shares outstanding.

C For the period May 5, 1998 (commencement of sale of Institutional Class shares) to December 31, 1998.

D   Not annualized.

E   Annualized.

Legg Mason Global Trust, Inc.

The following additional information about the funds is available upon request and without charge:

Statement of Additional Information (SAI) -The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about each fund and its policies.

Annual and Semi-Annual Reports - Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

To  request  the  SAI  or  any  reports  to  shareholders,  or  to  obtain  more information:
o        call toll-free 1-888-425-6432
o        visit us on the Internet via www.lminstitutionalfunds.com
o        write to us at:   Legg Mason Institutional Funds
                           100 Light Street, P.O. Box 17635
                           Baltimore, Maryland 21297-1635

Information about the funds, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                                                      SEC File Number 811-7418

Legg Mason Europe Fund









                PRIMARY CLASS AND CLASS A PROSPECTUS     May 1, 2003







                                      logo






As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

About the fund:

  2      Investment objective and policies
  3      Principal risks
  5      Performance
  8      Fees and expenses of the fund
 10      Management


About your investment:

 12      How to invest
 16      How to sell your shares
 18      Account policies
 20      Services for investors
 22      Distributions and taxes
 24      Financial highlights

[icon] INVESTMENT OBJECTIVE AND POLICIES

Investment objective: Long-term growth of capital.

Principal investment strategies:

Lombard Odier Darier Hentsch Asset Management Limited, the fund's sub-adviser, under normal circumstances, will invest at least 80% of the fund's net assets in equity securities of European issuers and other investments that are tied economically to Europe. The sub-adviser will invest in investments that it believes offer above-average potential for capital appreciation. Such securities include common and preferred stocks, convertible securities, rights and warrants. The sub-adviser focuses on relatively larger capitalized issuers with good earnings, growth potential and strong management. The sub-adviser intends to focus on the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

A smaller portion of the fund's assets may be invested in fixed-income securities such as obligations of foreign or domestic governments, government agencies or municipalities and obligations of foreign or domestic companies. The sub-adviser will invest in such securities for potential capital appreciation.

Securities in the fund's portfolio may be sold when they attain certain price targets or when, in the sub-adviser's opinion, better opportunities arise. Sell decisions also are affected by the level of subscriptions and redemptions of shares of the fund. The sub-adviser's investment technique may result in high portfolio turnover.

For temporary defensive purposes, or when cash is temporarily available, the fund may invest without limit in repurchase agreements and money market instruments. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

Country or Geographic Region:

The sub-adviser considers a number of factors to determine whether an investment is tied to a particular country or region including: the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

                                    * * * * *

The fund's investment objective is non-fundamental and may be changed by Legg Mason Global Trust, Inc.'s Board of Directors without shareholder approval.

Proposed Merger:

The Board of Directors of Legg Mason Global Trust, Inc. (the "Company") has approved the submission to the shareholders of its series, Legg Mason Europe Fund ("Europe Fund"), of an Agreement and Plan of Reorganization and Termination ("Plan"). Under the Plan, Europe Fund would transfer all of its assets and liabilities to Legg Mason International Equity Fund ("International Equity Trust"), another series of the Company. If Europe Fund shareholders approve the Plan, they will receive shares of International Equity Trust equal in aggregate value to their shares in Europe Fund on the date of the transfer. Europe Fund will cease operations shortly thereafter.

You may continue to buy and redeem shares of Europe Fund prior to the closing of the proposed acquisition. However, if the merger is approved, sales of new shares of Europe Fund are expected to be suspended approximately five days prior to the consummation of the merger.

[icon] PRINCIPAL RISKS

In general:

There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market risk:

The fund invests primarily in equity securities. Stock prices generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry, sector of the economy, country or region, or may affect the market as a whole. The fund may experience a substantial or complete loss on an individual stock.

Foreign securities risk:

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in securities of domestic issuers. The values of foreign securities are subject to economic and political developments in the countries and regions where the companies operate, such as changes in economic or monetary policies, and to changes in exchange rates. Values may also be affected by foreign tax laws and restrictions on receiving the investment proceeds from a foreign country. Some foreign governments have defaulted on principal and interest payments.

In general, less information is publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign stock markets may be less liquid and less regulated than U.S. stock markets.

Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for the fund to pursue its rights against a foreign government in that country's courts.

Emerging markets risk:

The risks of foreign investment are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Currency risk:

Because the fund invests primarily in securities denominated in foreign currencies, the fund may incur currency conversion costs, and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled.

The fund may from time to time hedge a portion of its currency risk, using currency futures, forwards, or options. However, these instruments may not always work as intended, and in specific cases the fund may be worse off than if it had not used a hedging instrument. For most emerging market currencies, there are not suitable hedging instruments available.

Concentration:

The fund invests primarily in securities of European issuers and other investments that are tied economically to Europe. A fund concentrating a significant portion of its investments in a single region will be more susceptible to factors adversely affecting issuers within that region than would a less concentrated portfolio of securities.

European issuers are subject to the special risks in that region, including risks related to the emergence of more unified economic and financial governance in the European Monetary Union ("EMU") countries.

Investment models:

The proprietary model used by the sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the prices of individual securities, may be affected by factors not foreseen in developing the models.

Portfolio turnover:

The fund may have an annual portfolio turnover rate in excess of 100%. High turnover rates can result in increased trading costs and higher levels of realized capital gains.

[icon] PERFORMANCE

The information below provides an indication of the risks of investing in the fund by showing changes in its performance from year to year. Annual returns assume reinvestment of dividends and other distributions, if any. Historical performance of the fund, whether before or after taxes, does not necessarily indicate what will happen in the future. The information provided for the fund is primarily for Class A shares, which is the class of shares with the longest history. Its expenses generally are lower, and its performance higher, than Primary Class shares. Each class is subject to different expenses and a different sales charge structure. Sales charges have not been deducted from the fund's total returns (in the bar chart) for Class A shares. Returns would have been lower had these charges been deducted.

Europe Fund - Class A Shares

    Year-by-year total return as of December 31 of each year (before taxes):

         (Results do not include a sales charge; if one were included, results would have been lower)

--------------------------------------------------------------------------------
 1993    1994   1995   1996    1997    1998    1999    2000      2001     2002
--------------------------------------------------------------------------------
29.91% (4.23)% 19.90% 31.53%  17.52%  41.85%  25.41% (21.87)%  (29.23)% (29.12)%
--------------------------------------------------------------------------------

                       During the past ten calendar years:

--------------------------------------------------------------------------------
                               Quarter Ended           Total Return
--------------------------------------------------------------------------------
Best quarter:                December 31, 1999            25.98%
--------------------------------------------------------------------------------
Worst quarter:              September 30, 2002           (24.36)%
--------------------------------------------------------------------------------

                          Average Annual Total Returns

For the periods ended December 31, 2002:
(reflect maximum sales charge)
--------------------------------------------------------------------------------
Europe Fund                       1 Year     5 Years   10 Years   Life of Class
--------------------------------------------------------------------------------
Class A Return Before Taxes      (32.49)%    (7.86)%    4.35%       2.61% (a)
--------------------------------------------------------------------------------
Class A Return After Taxes on    (32.49)%    (9.61)%    2.07%       0.61% (a)
Distributions
--------------------------------------------------------------------------------
Class A Return After Taxes on
Distributions and Sale of Fund   (19.95)%    (5.48)%    3.70%       1.87% (a)
Shares
--------------------------------------------------------------------------------
MSCI Europe Index (reflects no
deduction for fees, expenses     (18.38)%    (2.26)%    7.96%        7.97%(b)
or taxes) (d)
--------------------------------------------------------------------------------
Primary Class Return Before      (29.67)%    (7.74)%     N/A        (7.02)%(c)
Taxes
--------------------------------------------------------------------------------

(a) August 19, 1986 (commencement of operations of the fund) to December 31, 2002. The fund reorganized from a closed-end fund to an open-end fund on July 18, 1997 and commenced offering Class A shares at that time. The returns shown above reflect the imposition of a sales load from August 19, 1986.
(b) For comparison with Class A shares, the index's return shown in the table is for the period August 31, 1986 to December 31, 2002. For comparison with Primary Class shares, the Index's return for the period July 31, 1997 to December 31, 2002 was (1.46)%.

(c) July 23, 1997 (commencement of operations of Primary Class shares) to December 31, 2002.
(d) The Morgan Stanley Capital International Europe Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe.

During periods of fund losses, the return after taxes on distributions and sale of fund shares may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown only for Class A shares. After-tax returns for the Primary Class will vary.

[icon] FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses you may incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets thereby lowering its share price and dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.

                                Shareholder Fees
                    (fees paid directly from your investment)

--------------------------------------------------------------------------------
                                     Class A Shares        Primary Class Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
imposed on purchases (as a
% of offering price) (a)              4.75%                     None
--------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a % of
net asset value)                      None (b)                  None
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)

--------------------------------------------------------------------------------
                                    Class A Shares    Primary Class Shares
--------------------------------------------------------------------------------
Management Fees (c)                     1.00%                1.00%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                            0.25%                1.00%
--------------------------------------------------------------------------------
Other Expenses                          0.76%                0.89%
--------------------------------------------------------------------------------
Total Annual Fund Operating
Expenses (c)                            2.01%                2.89%
--------------------------------------------------------------------------------

(a) Sales charge waivers and reduced sales charge purchase plans are available for Class A shares. See "How to Invest."

(b) A contingent deferred sales charge of 1% of the net asset value of Class A shares will be imposed on redemptions of shares purchased pursuant to the front-end sales charge waiver on purchases of $1 million or more of Class A shares made within one year of the purchase date. See "How to Invest."

(c) The manager to the fund has voluntarily agreed to waive fees so that expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the following annual rates: 1.85% of the fund's average daily net assets attributable to Class A shares; and 2.60% of the fund's average daily net assets attributable to Primary Class shares. These voluntary waivers are currently expected to continue until April 30, 2004, but may be terminated at any time. With these waivers, the management fee, distribution fee and total annual fund operation expenses for the fiscal year ended December 31, 2002, were 0.83%, 0.25% and 1.84%, respectively, for Class A shares and 0.83%, 0.88% and 2.60%, respectively, for Primary Class.

Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown. This example also assumes that the maximum initial sales charge for Class A shares is deducted at the time of purchase.

--------------------------------------------------------------------------------
                                  1 YEAR    3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A shares                     $669      $1,076      $1,506       $2,702
--------------------------------------------------------------------------------
Primary Class shares               $292       $895       $1,523       $3,214
--------------------------------------------------------------------------------

[icon] M A N A G E M E N T

Management and Adviser:

Legg Mason Fund Adviser, Inc. ("LMFA" or "manager"), 100 Light Street, Baltimore, Maryland 21202, is the fund's manager. LMFA is responsible for the non-investment affairs of the fund, providing office space and administrative staff for the fund and directing all matters related to the operation of the fund. LMFA has been registered as an investment adviser since 1982.

For its services during the fiscal year ended December 31, 2002, the fund paid LMFA 0.83% of its average daily net assets (net of any fee waivers).

Lombard Odier Darier Hentsch Asset Management Limited, ("Lombard Odier Darier Hentsch"), 3 Waterhouse Square, 142 Holborn, London, EC1N 2NT, United Kingdom, serves as investment sub-adviser to the fund. For its services, Lombard Odier Darier Hentsch receives a monthly fee from LMFA equal to 60% of the fee paid to LMFA by the fund, net of any waivers. Lombard Odier Darier Hentsch specializes in advising and managing investment portfolios for institutional clients and mutual funds. Institutional funds under management by Lombard Odier Darier Hentsch exceeded $23 billion as of December 31, 2002. Lombard Odier Darier Hentsch is an indirect wholly owned subsidiary of Lombard Odier Darier Hentsch & Cie, a Swiss private bank.

Portfolio Management:

Fabrizio Pierallini and William Lovering are responsible for co-managing the fund. Mr. Pierallini has been Chief Investment Officer for International Equities at Lombard Odier Darier Hentsch since April 2002. Previously, Mr. Pierallini was employed by Vontobel USA where he was CIO and Portfolio Manger for their International Equity Portfolio since 1994. Mr. Lovering, who has been managing the fund since June 1, 1996, has been Assistant Director of Lombard Odier Darier Hentsch since that time. Prior thereto, he was a Senior Fund Manager. He joined the firm in 1994.

Distributor of the fund's shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares. The fund has adopted a plan under Rule 12b-1 with respect to each class that allows it to pay fees for the sale of its shares and for services provided to shareholders. These fees are calculated daily and paid monthly.

Under the Primary Class plan, the fund may pay Legg Mason an annual distribution fee equal to 0.75% of the fund's average daily net assets and an annual service fee equal to 0.25% of its average daily net assets attributable to Primary Class shares. For Class A shares, the fund may pay Legg Mason an annual service fee equal to 0.25% of its average daily net assets attributable to Class A shares. These fees are calculated daily and paid monthly.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell shares of the fund. Legg Mason pays these brokers up to 90% of the distribution and service fee that it receives from a fund for those sales.

Legg Mason collects the sales charge imposed on purchases of Class A shares and any Contingent Deferred Sales Charge ("CDSC") that may be imposed on certain redemptions of Class A shares. Legg Mason reallows a portion of the sales charges on Class A shares to broker/dealers that have sold such shares in accordance with the Class A Purchase Schedule and may from time to time reallow the full amount of the sales charge. Legg Mason may also pay special additional compensation and promotional incentives to broker/dealers who sell Class A shares of the fund.

Salespersons and others entitled to receive compensation for selling or servicing fund shares may receive more with respect to one class than another.

LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

To open a regular, retirement or Coverdell education savings account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS"), or another entity that has entered into an agreement with the fund's distributor to sell shares of the fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100.

Retirement accounts include traditional IRAs, spousal IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your Legg Mason Financial Advisor, FIS, or other entity offering the fund's shares to discuss which type of account might be appropriate for you. To view additional information regarding each type of account visit www.leggmasonfunds.com.

Certain investment methods (for example, through certain retirement plans) may be subject to lower minimum initial and/or additional investment amounts. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. Contact your financial adviser or FIS with any questions regarding your investment options.

When placing a purchase order for fund shares, please specify whether the order is for Class A or Primary Class shares. All purchase orders that fail to specify a class will automatically be invested in Primary Class shares.

Once your account is open, you may use the following methods to purchase additional shares of the fund:

--------------------------------------------------------------------------------
In Person                Give your financial adviser a check for $100 or more
                         payable to Legg Mason Wood Walker, Incorporated.
--------------------------------------------------------------------------------
Mail                     Mail your check,  payable to a Legg Mason Wood Walker,
                         Incorporated  for  $100  or  more  to  your  financial
                         adviser or to Legg Mason  Funds  Investor  Services at
                         P.O. Box 17023, Baltimore, MD 21297-0356.
--------------------------------------------------------------------------------
Telephone or Wire        Call your financial adviser or FIS at 1-800-822-5544 to
                         transfer  available  cash  balances  in your  brokerage
                         account or to transfer  money from your bank  directly.
                         Wire  transfers  may be subject to a service  charge by
                         your bank.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Internet or TeleFund     FIS clients may purchase  shares of a fund through Legg
                         Mason's  Internet  site  at  www.leggmasonfunds.com  or
                         through  a  telephone   account   management   service,
                         TeleFund, at 1-877-6-LMFUNDS.

--------------------------------------------------------------------------------
Automatic Investments    Arrangements  may  be  made  with  some  employers  and
                         financial institutions for regular automatic monthly investments of $50 or more in shares of a fund. You may also reinvest dividends from certain unit investment trusts or other Legg Mason funds in shares of the fund.

--------------------------------------------------------------------------------
Future First(R)          Contact a Legg Mason Financial Advisor or FIS to enroll
Systematic               in Legg Mason's  Future First(R) Systematic  Investment
Investment Plan          Plan.  Under this plan,  you may arrange for  automatic
                         monthly  investments  in a fund  of $50  or  more.  The
                         transfer  agent will  transfer  funds monthly from your
                         Legg  Mason  account  or  from  your   checking/savings
                         account to purchase shares of the fund.
--------------------------------------------------------------------------------

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your Legg Mason Financial Advisor, FIS or other authorized entity before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m. Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to Legg Mason.

The fund also offers Institutional Class shares. These shares, which are offered only to certain investors through a separate prospectus, are not subject to a Rule 12b-1 fee.

Class A Shares Purchase Schedule:

The fund's offering price for Class A share purchases is equal to the net asset value per share plus a front-end sales charge determined from the following schedule (which may be amended from time to time):

--------------------------------------------------------------------------------
                        Sales Charge     Sales Charge   Dealer Reallowance
                          as a % of        as a % of         as a % of
Amount of Purchase     Offering Price   Net Investment    Offering Price
--------------------------------------------------------------------------------
Less than $25,000           4.75%            4.99%             4.00%
--------------------------------------------------------------------------------
$25,000 to $49,999          4.50             4.71              3.75
--------------------------------------------------------------------------------
$50,000 to $99,999          4.00             4.17              3.25
--------------------------------------------------------------------------------
$100,000 to $249,999        3.50             3.63              2.75
--------------------------------------------------------------------------------
$250,000 to $499,999        2.50             2.56              2.00
--------------------------------------------------------------------------------
$500,000 to $999,999        2.00             2.04              1.60
--------------------------------------------------------------------------------
$1 million or more *        0.00             0.00              1.00
--------------------------------------------------------------------------------


* For redemptions made within one year of the purchase date, a CDSC of 1% of the shares' net value at the time of purchase or sale, whichever is less, may be charged on redemptions of shares purchased pursuant to the front-end sales charge waiver for purchases of $1 million or more. See "How to Sell Your Shares" for more information.

Legg Mason will pay the following commissions to brokers that initiate and are responsible for purchases of Class A shares of any single purchaser of $2 million or more in the aggregate: 0.80% up to $2,999,999, plus 0.50% of the excess over $3 million up to $20 million, plus 0.25% of the excess over $20 million.

Sales Charge Waivers for Class A Shares:

Purchases of Class A shares made by the following investors will not be subject to a sales charge:

    o certain employee benefit or retirement accounts (subject to the discretion of Legg Mason)

    o    employees of Legg Mason, Inc. and its affiliates

    o registered representatives or full-time employees of broker/dealers that have dealer agreements with Legg Mason

    o    the children, siblings and parents of such persons

    o broker/dealers, registered investment advisers, financial institutions or financial planners for the accounts of clients participating in "wrap fee" advisory programs that adhere to certain standards and that are subject to agreements between those entities and Legg Mason

    o purchasers of $1,000,000 or more, either at one time or pursuant to a Right of Accumulation or Letter of Intent, described below.

Investors may be eligible for a reduced sales charge on purchases of Class A shares through a Right of Accumulation or under a Letter of Intent.

Right of Accumulation:

To receive the Right of Accumulation, investors must give Legg Mason or their broker/dealer sufficient information to permit qualification. If qualified, investors may purchase shares of the fund at the sales charge applicable to the total of:

    o    the dollar amount being purchased, plus

    o the dollar amount of the investors' concurrent purchases of Class A shares of other Legg Mason funds, plus

    o the price of all shares of Class A shares of Legg Mason funds already held by the investor.

Letter of Intent:

Investors may execute a Letter of Intent indicating an aggregate amount to be invested in Class A shares of any Legg Mason fund in the following 13 months. All purchases made during that period will be subject to the sales charge applicable to that aggregate amount.

If a Letter of Intent is executed within 90 days of a prior purchase of Class A shares, the prior purchase may be included under the Letter of Intent and an adjustment will be made to the applicable sales charge. The adjustment will be based on the current net asset value of the fund.

If the total amount of purchases does not equal the aggregate amount covered by the Letter of Intent after the thirteenth month, you will be required to pay the difference between the sales charges paid at the reduced rate and the sales charge applicable to the purchases actually made.

Shares having a value equal to 5% of the amount specified in the Letter of Intent will be held in escrow during the 13-month period (while remaining registered in your name) and will be subject to redemption to assure any necessary payment to Legg Mason of a higher applicable sales charge.

[icon] H O W T O S E L L Y O U R S H A R E S

You may use any of the following methods to sell shares of the fund:

--------------------------------------------------------------------------------
Telephone         Call   your  Legg   Mason   Financial   Advisor   or  FIS  at
                  1-800-822-5544  or other entity through which you hold shares
                  to  request  a   redemption.   Please   have  the   following
                  information ready when you call: the name of the fund, dollar amount (or number of shares) to be redeemed and your shareholder account number.

                  Proceeds  will be  credited  to your  brokerage  account or a check will be sent to you, at your direction, at no charge to you.  Wire requests will be subject to a fee of $20. For wire transfers,  be sure that your financial adviser has your bank account information on file.
--------------------------------------------------------------------------------
Internet or       FIS clients may request a redemption  of fund shares  through
TeleFund          Legg  Mason's  Internet  site  at  www.leggmasonfunds.com  or through TeleFund at 1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Mail              Send a letter  to your  financial  adviser  or to Legg  Mason
                  Funds  Investor  Services at P.O.  Box 17023,  Baltimore,  MD
                  21297-0356  requesting  redemption of your shares. The letter should  be  signed  by  all  of the  owners  of the  account.
                  Redemption  requests for shares  valued at $10,000 or more or when the  proceeds  are to be paid to someone  other than the accountholder(s) may require a signature  guarantee.  You may obtain a signature  guarantee  from most banks or  securities dealers.
--------------------------------------------------------------------------------

Legg Mason will follow reasonable procedures to ensure the validity of any telephone or Internet redemption requests, such as requesting identifying information from users or employing identification numbers. You may be held liable for any fraudulent telephone or Internet order.

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your Legg Mason Financial Advisor, FIS or another authorized entity offering the fund.

Redemption orders will be processed promptly following receipt of an order in proper form. You will normally receive the proceeds within a week.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid by the fund may be delayed for up to ten days from the purchase date in order to allow for the check or automatic investment to clear.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.

Contingent Deferred Sales Charges:

If you redeem any Class A shares within one year that were purchased without a sales charge because the purchase totaled $1,000,000 or more, you will be subject to a CDSC of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption. You may exchange such shares purchased without a sales charge for Class A shares of another Legg Mason fund without being charged a CDSC. You will be subject to a CDSC if you redeem shares acquired through exchange.

Class A shares that are redeemed will not be subject to the CDSC to the extent that the value of such shares represents (i) reinvestment of dividends or other distributions or (ii) shares redeemed more than one year after their purchase. The amount of any CDSC will be paid to Legg Mason.

The fund will use the "first-in, first-out" method to determine the one-year holding period - that is, the fund will assume that the oldest shares are redeemed first. The fee will not apply to shares purchased through reinvestment of dividends or other distributions or to shares held in retirement plans; however, it will apply to shares held in IRAs (including IRA-based plans) and to shares purchased through automatic investment plans.

ACCOUNT POLICIES

Calculation of net asset value:

Net asset value per share of each class of shares is determined daily as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the fund's Class A or Primary Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The fund may use fair value pricing instead of market quotations to value one or more securities if the fund believes that, because of special circumstances, doing so would more accurately reflect the prices the fund expects to realize on the current sale of those securities.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.

To the extent that the fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds. The fund will not require you to redeem accounts that fall below $500 solely as a result of a reduction in the fund's net asset value.

The fund will not accept cash, money orders, traveler's checks, or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

The fund reserves the right to:

o refuse any client, reject any order for shares, or suspend the offering of shares for a period of time;

o    change its minimum investment amounts; and

o delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC").

[icon] SERVICES FOR INVESTORS

For further information regarding any of the services below, please contact your Legg Mason Financial Advisor, FIS or other entity offering the fund for sale.

Confirmations and account statements:

You will receive a confirmation from Legg Mason after each transaction involving Class A or Primary Class shares (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First(R) Systematic Investment Plan, or other automatic investment arrangement, and withdrawals made through the Systematic Withdrawal Plan). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. If there has been no monthly activity in your account, you will receive a quarterly statement.

Systematic withdrawal plan:

If you are purchasing or already own shares of the fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

Exchange privilege:

Fund shares may be exchanged for the corresponding class of shares of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence. Primary Class shares may also be exchanged for Consultant Class shares of Pennsylvania Mutual Fund, Royce Micro-Cap Fund and Royce Total Return Fund, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by telephone. FIS clients may also request an exchange through TeleFund or the Internet at www.leggmasonfunds.com. Be sure to read the current prospectus for any fund into which you are exchanging. An exchange of a fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. As described above under the heading "Contingent Deferred Sales Charges," a CDSC may apply to the redemption of Class A shares acquired through an exchange.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in a 12-month period; and

o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

Reinstatement Privilege:

If you have redeemed your Class A shares, you may reinstate your fund account without a sales charge up to the dollar amount redeemed by purchasing shares within 90 days of the redemption. Within 90 days of a redemption contact Legg Mason or your broker/dealer and notify them of your desire to reinstate and purchase the shares. The reinstatement will be made at the net asset value next determined after the transfer agent has received the notification and purchase order.

[icon] DISTRIBUTIONS AND TAXES

The fund declares and pays dividends from its net investment income, if any, annually.

The fund distributes substantially all its net capital gain (the excess of net long-term capital gain over net short-term capital loss), the excess of net short-term capital gain over net long-term capital loss, and net realized gain from foreign currency transactions, if any, annually in December. A second distribution thereof may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in the distributing class of shares of the fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify your Legg Mason Financial Advisor or FIS at least ten days before the next distribution is to be paid. You may also request that your dividends and/or other distributions be invested in the corresponding class of shares of another eligible Legg Mason fund. Dividends and/or other distributions on Primary Class shares may also be invested in Consultant Class shares of Pennsylvania Mutual Fund, Royce Micro-Cap Fund or Royce Total Return Fund, provided these funds are available for sale in your state.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from investment company taxable income (which includes net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) are taxable as ordinary income. Distributions of the fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

The fund's dividend and interest income on, and gains it realizes from disposition of, foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions.

As required by law, the fund will withhold a certain percentage of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund also is required to withhold the same percentage of all dividends and capital gain distributions otherwise payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon] FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and other distributions. This information has been audited by the fund's independent accountants, PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the fund's annual reports. The fund's annual reports are available upon request by calling toll-free 1-800-822-5544.

                                        Investment Operations
                        --------------------------------------------------------
                                                  Net Realized
                                                  and Unrealized
                                                  Gain/(Loss) on
                                                  Investments,
                        Net Asset     Net         Options, Futures   Total
                        Value,        Investment  and Foreign        From
                        Beginning     Income/     Currency           Investment
                        of Year       (Loss)      Transactions       Operations
--------------------------------------------------------------------------------
Europe Fund B
--------------------------------------------------------------------------------
Primary Class
  Years Ended Dec. 31,
    2002                  $13.45       $(.37)C          $(3.62)         $(3.99)
    2001                   19.21        (.25)C           (5.47)          (5.72)
    2000                   27.90        (.36)            (5.64)          (6.00)
    1999                   24.39        (.29)D            5.97            5.68
    1998                   20.86         .11 C            8.09            8.20
--------------------------------------------------------------------------------
Class A
  Years Ended Dec. 31,
    2002                  $14.08       $ .21 E          $(4.31)         $(4.10)
    2001                   19.95        (.06)E           (5.77)          (5.83)
    2000                   28.61        (.20)            (5.77)          (5.97)
    1999                   24.77        (.09)D            6.10            6.01
    1998                   20.97         .02 E            8.52            8.54
--------------------------------------------------------------------------------

                                               Distributions
                           -----------------------------------------------------
                                        From
                           From         Net                           Net Asset
                           Net          Realized                      Value,
                           Investment   Gain on       Total           End of
                           Income       Investments   Distributions   Year
--------------------------------------------------------------------------------
Europe Fund B
--------------------------------------------------------------------------------
Primary Class
  Years Ended Dec. 31,
    2002                   $---         $---            $---          $9.46
    2001                    ---         (.04)           (.04)         13.45
    2000                    ---        (2.69)          (2.69)         19.21
    1999                   (.07)       (2.10)          (2.17)         27.90
    1998                   (.36)       (4.31)          (4.67)         24.39
--------------------------------------------------------------------------------
Class A
  Years Ended Dec. 31,
    2002                   $---         $---            $---          $9.98
    2001                    ---         (.04)           (.04)         14.08
    2000                    ---        (2.69)          (2.69)         19.95
    1999                   (.07)       (2.10)          (2.17)         28.61
    1998                   (.43)       (4.31)          (4.74)         24.77
--------------------------------------------------------------------------------



                                                    Ratios/Supplemental Data
                          -------------------------------------------------------------------------
                                                       Net
                                        Expenses       Investment                      Net Assets,
                                        to Average     Income/(Loss)    Portfolio      End of
                          Total         Net            to Average       Turnover       Year
                          Return A      Assets         Net Assets       Rate           (in thousands)
-----------------------------------------------------------------------------------------------------

Europe Fund B
-----------------------------------------------------------------------------------------------------
Primary Class
  Years Ended Dec. 31,
    2002                  (29.67)%         2.60% C         (.62)C         171%         $12,677
    2001                  (29.78)%         2.60% C        (1.12)C         133%          23,864
    2000                  (22.56)%         2.49%          (1.45)%         147%          43,387
    1999                   24.44%          2.58%          (1.15)%          93%          56,871
    1998                   40.48%          2.51% C        (1.15)C         103%          32,325
----------------------------------------------------------------------------------------------------
Class A
  Years Ended Dec. 31,
    2002                  (29.12)%         1.84% E         .15% E         171%         $18,834
    2001                  (29.23)%         1.83% E         (.32)E         133%          32,474
    2000                  (21.87)%         1.71%           (.69)%         147%          45,084
    1999                   25.41%          1.79%           (.38)%          93%          78,429
    1998                   41.85%          1.81% E         (.10)E         103%          57,406
----------------------------------------------------------------------------------------------------

A   Excluding sales charge for Europe Fund's Class A shares.

B The financial information for the year ended December 31, 1998, is for the Bartlett Europe Fund. The financial information for the year ended December 31, 1999, is for the Legg Mason Europe Fund and the Bartlett Europe Fund.

C Net of fees waived by LMFA pursuant to a voluntary expense limitation of 2.50% until April 30, 1998; and 2.60% until April 30, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 2002, 2.89%, 2001, 2.71%; and 1998, 2.59%.

D   Computed using average monthly shares outstanding.

E Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.75% until April 30, 1998; and 1.85% until April 30, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2002, 2.01%, 2001, 1.89%; and 1998, 1.89%.

Legg Mason Europe Fund

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) -The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.

Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

To request the SAI or any reports to shareholders, or to obtain more information:

o        call toll-free 1-800-822-5544
o        visit us on the Internet via www.leggmasonfunds.com
o        write to us at:   Legg Mason Fund Investor Services
                           100 Light Street, P.O. Box 17023
                           Baltimore, Maryland 21297-0356

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


LMF-257                                               SEC File Number 811-7418

Legg Mason Europe Fund








                         INSTITUTIONAL CLASS PROSPECTUS

                                   May 1, 2003

                                      logo






As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

About the fund:

  1    Investment objective and policies

  2    Principal risks

  4    Performance

  6    Fees and expenses of the fund

  7    Management


About your investment:

  8    How to invest

 11    How to sell your shares

 13    Account policies

 14    Services for investors

 15    Distributions and taxes

 16    Financial highlights

[icon] INVESTMENT OBJECTIVE AND POLICIES

Investment objective: Long-term growth of capital.

Principal investment strategies:

Lombard Odier Darier Hentsch Asset Management Limited, the fund's sub-adviser, under normal circumstances, will invest at least 80% of the fund's net assets in equity securities of European issuers and other investments that are tied economically to Europe. The sub-adviser will invest in investments that it believes offer above-average potential for capital appreciation. Such securities include common and preferred stocks, convertible securities, rights and warrants. The sub-adviser focuses on relatively larger capitalized issuers with good earnings, growth potential and strong management. The sub-adviser intends to focus on the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

A smaller portion of the fund's assets may be invested in fixed-income securities such as obligations of foreign or domestic governments, government agencies or municipalities and obligations of foreign or domestic companies. The sub-adviser will invest in such securities for potential capital appreciation.

Securities in the fund's portfolio may be sold when they attain certain price targets or when, in the sub-adviser's opinion, better opportunities arise. Sell decisions also are affected by the level of subscriptions and redemptions of shares of the fund. The sub-adviser's investment technique may result in high portfolio turnover.

For temporary defensive purposes, or when cash is temporarily available, the fund may invest without limit in repurchase agreements and money market instruments. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

Country or Geographic Region:

The sub-adviser considers a number of factors to determine whether an investment is tied to a particular country or region including: the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

                                    * * * * *

The fund's investment objective is non-fundamental and may be changed by Legg Mason Global Trust Inc.'s Board of Directors without shareholder approval.

Proposed Merger:

The Board of Directors of Legg Mason Global Trust, Inc. (the "Company") has approved the submission to the shareholders of its series, Legg Mason Europe Fund ("Europe Fund"), of an Agreement and Plan of Reorganization and Termination ("Plan"). Under the Plan, Europe Fund would transfer all of its assets and liabilities to Legg Mason International Equity Fund ("International Equity Trust"), another series of the Company. If Europe Fund shareholders approve the Plan, they will receive shares of International Equity Trust equal in aggregate value to their shares in Europe Fund on the date of the transfer. Europe Fund will cease operations shortly thereafter.

You may continue to buy and redeem shares of Europe Fund prior to the closing of the proposed acquisition. However, if the merger is approved, sales of new shares of Europe Fund are expected to be suspended approximately five days prior to the consummation of the merger.

[icon] PRINCIPAL RISKS

In general:

There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market risk:

The fund invests primarily in equity securities. Stock prices generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry, sector of the economy, country or region, or may affect the market as a whole. The fund may experience a substantial or complete loss on an individual stock.

Foreign securities risk:

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in securities of domestic issuers. The values of foreign securities are subject to economic and political developments in the countries and regions where the companies operate, such as changes in economic or monetary policies, and to changes in exchange rates. Values may also be affected by foreign tax laws and restrictions on receiving the investment proceeds from a foreign country. Some foreign governments have defaulted on principal and interest payments.

In general, less information is publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign stock markets may be less liquid and less regulated than U.S. stock markets.

Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for the fund to pursue its rights against a foreign government in that country's courts.

Emerging markets risk:

The risks of foreign investment are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Currency risk:

Because the fund invests primarily in securities denominated in foreign currencies, the fund may incur currency conversion costs, and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled.

The fund may from time to time hedge a portion of its currency risk, using currency futures, forwards, or options. However, these instruments may not always work as intended, and in specific cases the fund may be worse off than if it had not used a hedging instrument. For most emerging market currencies, there are not suitable hedging instruments available.

Concentration:

The fund invests primarily in securities of European issuers and other investments that are tied economically to Europe. A fund concentrating a significant portion of its investments in a single region will be more susceptible to factors adversely affecting issuers within that region than would a less concentrated portfolio of securities.

European issuers are subject to the special risks in that region, including risks related to the emergence of more unified economic and financial governance in the European Monetary Union ("EMU") countries.

Investment models:

The proprietary model used by the sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the prices of individual securities, may be affected by factors not foreseen in developing the models.

Portfolio turnover:

The fund may have an annual portfolio turnover rate in excess of 100%. High turnover rates can result in increased trading costs and higher levels of realized capital gains.

[icon] PERFORMANCE

The information below provides an indication of the risks of investing in the fund by showing changes in its performance from year to year. Annual returns assume reinvestment of dividends and other distributions, if any. Historical performance of the fund, whether before or after taxes, does not necessarily indicate what will happen in the future.

    Year-by-year total return as of December 31 of each year (before taxes):

--------------------------------------------------------------------------------
         1998          1999            2000           2001            2002
--------------------------------------------------------------------------------
        42.51%        25.49%         (21.77)%       (29.00)%        (28.92)%
--------------------------------------------------------------------------------

                      During the past five calendar years:

--------------------------------------------------------------------------------
                             Quarter Ended                 Total Return
--------------------------------------------------------------------------------
Best quarter:              December 31, 1999                  26.11%
--------------------------------------------------------------------------------
Worst quarter:            September 30, 2002                 (24.33)%
--------------------------------------------------------------------------------

                          Average Annual Total Returns

                  For the period ended December 31, 2002

--------------------------------------------------------------------------------
Europe Fund - Institutional Class      1 Year        5 Years      Life of Class
--------------------------------------------------------------------------------
Return Before Taxes                    (28.92)%       (6.73)%       (5.44)% (a)
--------------------------------------------------------------------------------
Return After Taxes on
Distributions                          (28.92)%       (8.51)%       (8.29)% (a)
--------------------------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                            (17.76)%       (4.65)%       (3.88)% (a)
--------------------------------------------------------------------------------
MSCI Europe Index (reflects
no deduction for fees,
expenses or taxes) (c)                 (18.38)%       (2.26)%        (0.39)%(b)
--------------------------------------------------------------------------------

(a) August 21, 1997 (commencement of operations) to December 31, 2002.
(b) August 31, 1997 to December 31, 2002.
(c) The  Morgan  Stanley  Capital   International   Europe  Index  is  a  market
    capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe.

During periods of fund losses, the return after taxes on distributions and sale of fund shares may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[icon] FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets thereby lowering its share price and dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)

        ----------------------------------------------------------
        Management Fees (a)                               1.00%
        ----------------------------------------------------------
        Distribution and/or Service                       None
         (12b-1) Fees
        ----------------------------------------------------------
        Other Expenses                                    0.77%
        ----------------------------------------------------------
        Total Annual Fund Operating Expenses (a)          1.77%
        ----------------------------------------------------------

(a) The manager of the fund has voluntarily agreed to waive fees so that Institutional Class operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed 1.60% of the fund's average daily net assets attributable to Institutional Class shares. This voluntary waiver is currently expected to continue until April 30, 2004, but may be terminated at any time. With this waiver, management fees and total annual fund operating expenses for the fiscal year ended December 31, 2002 were 0.83% and 1.60%, for the fund.

Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

--------------------------------------------------------------------------------
                         1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Europe Fund -
Institutional Class        $180            $557           $959         $2,084
--------------------------------------------------------------------------------

[icon] MANAGEMENT

Management and Adviser:

Legg Mason Fund Adviser, Inc. ("LMFA" or "manager"), 100 Light Street, Baltimore, Maryland 21202, is the fund's manager. LMFA is responsible for the non-investment affairs of the fund, providing office space and administrative staff for the fund and directing all matter related to the operation of the fund. LMFA has been registered as an investment adviser since 1982.

For its services during the fiscal year ended December 31, 2002, the fund paid LMFA 0.83% of its average daily net assets (net of any fee waivers).

Lombard Odier Darier Hentsch Asset Management Limited, ("Lombard Odier Darier Hentsch"), 3 Waterhouse Square, 142 Holborn, London, EC1N 2NT, United Kingdom, serves as investment sub-adviser to the fund. For its services, Lombard Odier Darier Hentsch receives a monthly fee from LMFA equal to 60% of the fee paid to LMFA by the fund, net of any waivers. Lombard Odier Darier Hentsch specializes in advising and managing investment portfolios for institutional clients and mutual funds. Institutional funds under management by Lombard Odier Darier Hentsch exceeded $23 billion as of December 31, 2002. Lombard Odier Darier Hentsch is an indirect wholly owned subsidiary of Lombard Odier Darier Hentsch & Cie, a Swiss private bank.

Portfolio Management:

Fabrizio Pierallini and William Lovering are responsible for co-managing the fund. Mr. Pierallini has been Chief Investment Officer for International Equities at Lombard Odier Darier Hentsch since April 2002. Previously, Mr. Pierallini was employed by Vontobel USA where he was CIO and Portfolio Manger for their International Equity Portfolio since 1994. Mr. Lovering, who has been managing the fund since June 1, 1996, has been Assistant Director of Lombard Odier Darier Hentsch since that time. Prior thereto, he was a Senior Fund Manager. He joined the firm in 1994.

Distributor of the fund's shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares pursuant to an Underwriting Agreement. The Underwriting Agreement obligates Legg Mason to pay certain expenses in connection with offering fund shares, including compensation to its financial advisers, the printing and distribution of prospectuses, statements of additional information and shareholder reports (after these have been printed and mailed to existing shareholders at the fund's expense), supplementary sales literature and advertising materials.

Legg Mason and LMFA may pay  non-affiliated  entities out of their own assets to
support  the  distribution  of   Institutional   Class  shares  and  shareholder
servicing.

LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] HOW TO INVEST

Institutional Class shares are currently offered for sale only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in the fund. Shareholders of the Institutional Class of the fund as of the opening of regular trading on the New York Stock Exchange ("Exchange") on April 10, 2001 may continue to buy Institutional Class shares of the fund. Institutional Class shares are also offered to institutional clients of Legg Mason Trust, fsb for which the trust company exercises discretionary investment management responsibility and accounts of the customers of such institutional clients ("Customers").

Customers of institutional clients may purchase shares only in accordance with instructions and limitations pertaining to their account at the institution.

Prior to or concurrent with the initial purchase of Institutional Class shares, each investor must open an account for the fund by completing and signing an application and mailing it to Legg Mason Institutional Funds at the following address: P.O. Box 17635, Baltimore, Maryland 21297-1635.

Eligible investors may purchase Institutional Class shares by contacting Legg Mason Institutional Funds directly at 1-888-425-6432. Institutional clients may set different minimums for their Customers' investments in accounts invested in Institutional Class shares.

Purchase orders, together with payment in one of the forms described in the following paragraphs, received by Legg Mason Institutional Funds or Boston Financial Data Services ("BFDS" or the "Transfer Agent") before the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. The fund is open for business every day the Exchange is open. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open.

Certain institutions that have agreements with Legg Mason or the fund may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. Orders received by certain retirement plans and other financial intermediaries before the close of regular trading on the Exchange and communicated to Legg Mason Institutional Funds by 9:00 a.m., Eastern time, on the following business day will be processed at the net asset value determined on the prior business day they were received by the financial intermediary. It is the institution's responsibility to transmit your order to the fund in a timely fashion.

Purchases of Institutional Class shares can be made by wiring federal funds to State Street Bank and Trust Company, the fund's custodian. Before wiring federal funds, the investor must first telephone Legg Mason Institutional Funds at 1-888-425-6432 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank.

Funds should be wired through the Federal Reserve System to:

State Street Bank and Trust Company
[ABA #011-000-028]
[DDA #99046096]
Legg Mason [Insert name of fund]
[Insert account name and number]

The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund. Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for purpose of determining net asset value. (See "Calculation of Net Asset Value" below.) Investors who wish to purchase fund shares through the contribution of securities should contact Legg Mason Institutional Funds at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The adviser, on behalf of the fund, has full discretion to accept or reject any securities offered as payment for shares.

Any shares purchased or received as a distribution will be credited directly to the investor's account.

Additional investments may be made at any time at the relevant net asset value by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases. Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The fund and Legg Mason reserve the right, in their sole discretion: to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the fund; and to redeem shares if information provided in the application should prove to be incorrect in any manner judged by the fund to be material (i.e., in a manner such as to render the shareholder ineligible to purchase shares of the fund). In addition, the fund or Legg Mason, in its sole discretion, reserves the right to waive the minimum investable assets requirement or the minimum initial investment for certain investors. The fund may suspend the offering of shares at any time and resume it any time thereafter.

Shares of the fund may not be qualified for sale in all states. Prospective investors should inquire as to whether shares of the fund are available for sale in their state of residence. Shares of the fund may not be offered or sold in any state unless qualified in that jurisdiction or unless an exemption from qualification is available.

Purchases of fund shares should be made for long-term investment purposes. The fund reserves the right to restrict purchases of shares (including exchanges) when it determines that a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

Shares of the fund may be available for purchase by retirement plans, including 401(k) plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Account Registration Changes:

Changes in registration or account privileges must be made in writing to Legg Mason Institutional Funds. Signature guarantees are required. (See "Signature Guarantee" below.) All correspondence must include the account number and must be sent to:

Legg Mason Institutional Funds
P.O. Box 17635
Baltimore, Maryland  21297-1635

[icon]  HOW TO SELL YOUR SHARES

Shares may be redeemed through three methods: (1) by sending a written request for redemption to Legg Mason Institutional Funds, P.O. Box 17635, Baltimore, Maryland 21297-1635, (2) by calling 1-888-425-6432, or (3) by wire communication with the Transfer Agent. In each case, the investor should first notify Legg Mason Institutional Funds at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Legg Mason Institutional Funds will follow reasonable procedures to ensure the validity of any telephone or wire redemption requests, such as requesting identifying information from users or employing identification numbers. You may be held liable for any fraudulent telephone or wire order. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing.

Upon receipt of a request for redemption as described below (a request "in good order") before the close of regular trading on the Exchange on any day the Exchange is open, the Transfer Agent will redeem fund shares at that day's net asset value per share. Requests for redemption received by the Transfer Agent after the close of regular trading on the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of regular trading on the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

Requests for redemption should indicate:

1) the number of shares or dollar amount to be redeemed and the investor's shareholder account number;

2) the investor's name and the names of any co-owners of the account, using exactly the same name or names used in establishing the account;

3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact Legg Mason Institutional Funds for further details); and

4) the name, address, and account number to which the redemption payment should be sent.

Other supporting legal documents, such as copies of any trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. If you have a question concerning the sale or redemption of shares, please contact Legg Mason Institutional Funds by calling 1-888-425-6432.

Customers  of   institutional   clients  may  redeem  only  in  accordance  with
instructions and limitations pertaining to their account at the institution.

Payment of redemption proceeds normally will be made by wire one business day after receipt of a redemption request in good order. However, the fund reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or during periods as permitted by federal securities laws, or to take up to seven days to make payment upon redemption if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. The fund may delay redemptions beyond seven days or suspend redemptions only as permitted by the Securities and Exchange Commission ("SEC"). Payment of redemption proceeds of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to ten days from the purchase date in order to allow for the check to clear.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.

Signature guarantee:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). The fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

A signature guarantee will be required for the following situations:

o Remitting redemption proceeds to any person, address or bank account not on record.
o  Making changes to the account registration after the account has been opened.
o Transferring shares to an account in another Legg Mason Institutional fund with a different account registration.

[icon]  ACCOUNT POLICIES

Calculation of net asset value:

Net asset value per Institutional Class share is determined daily as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the fund's Institutional Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The fund may use fair value pricing instead of market quotations to value one or more securities if the fund believes that, because of special circumstances, doing so would more accurately reflect the prices the fund expects to realize on the current sale of those securities.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.

To the extent that the fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

[icon] SERVICES FOR INVESTORS

Confirmations and account statements:

The Transfer Agent will send confirmations of each purchase and redemption transaction. Confirmations sent to institutional clients will include the total number of shares being held in safekeeping by the Transfer Agent. Beneficial ownership of shares held by Customer accounts will be recorded by the institutional client and reflected in its regular account statements.

Exchange privilege:

Institutional Class shares of the fund may be exchanged for shares of Legg Mason Cash Reserve Trust or for Institutional Class shares of any of the other Legg Mason funds, except Legg Mason Opportunity Trust, provided these funds are eligible for sale in your state of residence, the investor meets the eligibility criteria and the value of exchanged shares is at least $1,000,000. You can request an exchange in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges. However, an exchange of the fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in a 12-month period; and
o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

Some institutional clients and retirement plan administrators may not offer all of the Institutional Class shares for exchange.

[icon] DISTRIBUTIONS AND TAXES

The fund declares and pays dividends from its net investment income, if any, annually.

The fund distributes substantially all its net capital gain (the excess of net long-term capital gain over net short-term capital loss), the excess of net short-term capital gain and over net long-term capital loss, any net realized gain from foreign currency transactions, if any, annually in December. A second distribution thereof may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in the distributing class of shares of the fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify Legg Mason Institutional Funds at least ten days before the next distribution is to be paid.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of a fund. Dividends from investment company taxable income (which includes net investment income, net short-term capital gain and net gains from certain foreign currency transactions) are taxable as ordinary income. Distributions of the fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

The fund's dividend and interest income on, and gains it realizes from disposition of, foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions.

As required by law, the fund will withhold a certain percentage of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund also is required to withhold the same percentage of all dividends and capital gain distributions otherwise payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon] FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been audited by the fund's independent accountants, PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the fund's annual reports. The fund's annual reports are available upon request by calling toll-free 1-888-425-6432.

                                        Investment Operations
                        --------------------------------------------------------
                                                  Net Realized
                                                  and Unrealized
                                                  Gain/(Loss) on
                                                  Investments,
                        Net Asset     Net         Options, Futures   Total
                        Value,        Investment  and Foreign        From
                        Beginning     Income/     Currency           Investment
                        of Year       (Loss)      Transactions       Operations
--------------------------------------------------------------------------------
Europe Fund A
Institutional Class
--------------------------------------------------------------------------------
  Years Ended Dec. 31,
    2002                   $ 14.21       $ .23 B      $(4.34)       $(4.11)
    2001                     20.06         .33 B       (6.14)        (5.81)
    2000                     28.73         .19         (6.17)        (5.98)
    1999                     24.78        (.03)         6.15          6.12
    1998                     21.01         .22 B        8.37          8.59
--------------------------------------------------------------------------------


                                               Distributions
                           -----------------------------------------------------
                                        From
                           From         Net                           Net Asset
                           Net          Realized                      Value,
                           Investment   Gain on       Total           End of
                           Income       Investments   Distributions   Year
--------------------------------------------------------------------------------
Europe Fund A
Institutional Class
--------------------------------------------------------------------------------
  Years Ended Dec. 31,
    2002                   $ ---         $ ---          $ ---       $ 10.10
    2001                     ---          (.04)          (.04)        14.21
    2000                     ---         (2.69)         (2.69)        20.06
    1999                    (.07)        (2.10)         (2.17)        28.73
    1998                    (.51)        (4.31)         (4.82)        24.78
--------------------------------------------------------------------------------


                                                    Ratios/Supplemental Data
                          -----------------------------------------------------------------------
                                                     Net
                                      Expenses       Investment
                                      to Average     Income/(Loss)    Portfolio    Net Assets,
                        Total         Net            to Average       Turnover     End of Year
                        ReturnD       Assets         Net Assets       Rate         (in thousands)
-------------------------------------------------------------------------------------------------
Europe Fund A
Institutional Class
---------------------------------------------------------------------------------------------------

Years Ended Dec. 31,
  2002                 (28.92)%       1.60% B          .32% B           171%        $922
  2001                 (29.00)%       1.60% B          (.08)B           133%       1,804
  2000                 (21.77)%       1.45%            (.43)%           147%         417
  1999                  25.49%        1.52%            (.10)%            93%         389
  1998                  42.51%        1.55% B         1.31% B           103%         247
-------------------------------------------------------------------------------------------------


A The financial information for Europe Fund Institutional Class for the year ended December 31, 1998, is for Bartlett Europe Fund Class Y. The financial information for the year ended December 31, 1999, is for the Legg Mason Europe Fund and the Bartlett Europe Fund Class Y.

B Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.50% until April 30, 1998, and 1.60% until April 30, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2002, 1.77%; 2001, 1.66%; and 1998, 1.63%.

Legg Mason Europe Fund

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) -The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.

Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

To  request  the  SAI  or  any  reports  to  shareholders,  or  to  obtain  more information:
o    call toll-free 1-888-425-6432
o    visit us on the Internet via www.lminstitutionalfunds.com
o    write to us at:   Legg Mason Institutional Funds
                       100 Light Street, P.O. Box 17635
                       Baltimore, Maryland 21297-1635

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                                                     SEC File Number 811-7418

                          LEGG MASON GLOBAL TRUST, INC.

                         Legg Mason Global Income Trust
                      Legg Mason International Equity Trust
                        Legg Mason Emerging Markets Trust
                             Legg Mason Europe Fund

            Class A Shares, Primary Class Shares, Institutional Class
                 Shares and Financial Intermediary Class Shares

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2003


         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus for Primary Class shares, the Prospectus for Primary Class and Class A shares or the Prospectus for Institutional Class and Financial Intermediary Class shares, each of which is dated May 1, 2003, which have been filed with the Securities and Exchange Commission ("SEC"). The funds' financial statements and the report of their independent accountants are incorporated by reference into (and are therefore legally part of) this Statement of Additional Information from the funds' annual reports to shareholders. A copy of either of the Prospectuses or the annual reports may be obtained without charge from the funds' distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason"), by calling 1-800-822-5544.




                             Legg Mason Wood Walker,
                                  Incorporated
--------------------------------------------------------------------------------
                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                          (410) 539-0000 (800) 822-5544

                                TABLE OF CONTENTS
                                                                           Page
                                                                           ----

DESCRIPTION OF THE FUNDS....................................................1
FUND POLICIES...............................................................1
INVESTMENT STRATEGIES AND RISKS.............................................3
ADDITIONAL TAX INFORMATION..................................................30
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................34
VALUATION OF FUND SHARES....................................................36
PERFORMANCE INFORMATION.....................................................36
TAX-DEFERRED QUALIFIED PLANS - PRIMARY CLASS  AND CLASS A SHARES............44
MANAGEMENT OF THE FUNDS.....................................................45
THE FUNDS' INVESTMENT ADVISER/MANAGER.......................................51
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................56
THE FUNDS' DISTRIBUTOR......................................................59
CAPITAL STOCK INFORMATION...................................................62
THE CORPORATION'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT......63
THE CORPORATION'S LEGAL COUNSEL.............................................63
THE CORPORATION'S INDEPENDENT ACCOUNTANTS...................................63
FINANCIAL STATEMENTS........................................................63
RAtings of securities.......................................................A-1




         No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this Statement of Additional Information in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by any fund or its distributor. The Prospectuses and this Statement of Additional Information do not constitute offerings by any fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                            DESCRIPTION OF THE FUNDS

         Legg Mason Global Trust, Inc. ("Global Trust" or "Corporation") is an open-end management investment company that was incorporated in Maryland on December 31, 1992. Legg Mason Global Income Trust ("Global Income Trust"), Legg Mason International Equity Trust ("International Equity"), Legg Mason Emerging Markets Trust ("Emerging Markets"), and Legg Mason Europe Fund ("Europe Fund") are separate series of Global Trust. Global Income Trust is non-diversified; International Equity, Emerging Markets, and Europe Fund are diversified.

                                  FUND POLICIES

         The following information supplements the information concerning each fund's investment objective, policies and limitations found in the Prospectuses.

         Global Income Trust's investment objective is to seek current income and capital appreciation in order to achieve an attractive total return consistent with prudent investment risk. International Equity Trust's investment objective is to seek maximum long-term total return. Emerging Markets Trust's investment objective is to seek long-term capital appreciation. Europe Fund's investment objective is to seek long-term growth of capital. The investment objective of each fund is non-fundamental and may be changed by the Corporation's Board of Directors without shareholder approval upon 60 days' written notice to shareholders.

         Each fund has adopted the following fundamental investment limitations that cannot be changed except by a vote of its shareholders.

         Each fund may not:

1. Borrow money, except (1) in an amount not exceeding 33-1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls;

2. Engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, "1940 Act Laws, Interpretations and Exemptions"). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act");

3. Lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

4. Issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;

7. Make any investment if, as a result, the fund's investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

         The foregoing fundamental investment limitations may be changed with respect to a fund by "the vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or
(b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

         Although not a part of each fund's fundamental investment restriction on concentration, it is the current position of the SEC staff that a fund's investments are concentrated in an industry when 25% or more of the fund's net assets are invested in issuers whose principal business is in that industry.

         International Equity Trust, Emerging Markets Trust, and Europe Fund are diversified under the 1940 Act. Although not a part of each fund's fundamental investment restrictions, the 1940 Act currently states that a fund is diversified if it invests at least 75% of the value of its total assets in cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities limited in respect of any one issuer to (1) no more than 5% of the value of the fund's total assets and (2) no more than 10% of the outstanding voting securities of such issuer. Each fund may only change to non-diversified status with the affirmative vote of the fund's shareholders.

         Global Income Trust is a non-diversified fund; however, the fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), which requires that, among other things, at the close of each quarter of the fund's taxable year: (1) with respect to 50% of its total assets, no more than 5% of its total assets may be invested in the securities of any one issuer and (2) no more than 25% of the value of the fund's total assets may be invested in the securities of any one issuer. These limits do not apply to U.S. Government securities or securities of other registered investment companies.

         The following are some of the non-fundamental investment limitations that each fund currently observes:

1. Each fund will not borrow for investment purposes an amount in excess of 5% of its total assets.

2. Each fund may invest up to 15% of its net assets in illiquid securities.

3. Each fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). This restriction does not prevent a fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments. (Global Income Trust does not intend to make short sales in excess of 5% of its net assets during the coming year and International Equity does not intend to make short sales during the coming year).

4. Each fund may not purchase securities on margin, except that (1) each fund may obtain such short-term credits as are necessary for the clearance of transactions and (2) each fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis or other financial instruments.

         Under normal circumstances, International Equity intends to invest at least 65% of its total assets in equity securities of issuers located outside the United States.

         Under normal circumstances, Emerging Markets intends to invest at least 80% of its net assets in emerging market equity securities.

         Under normal circumstances, Europe Fund intends to invest at least 80% of its net assets in equity securities of European issuers and other investments that are tied economically to Europe.

         Each of Europe Fund and Emerging Markets may not change its policy to invest at least 80% of its net assets in the type of securities suggested by its name, as described in the Prospectuses, unless it provides shareholders with at least 60 days' written notice of such change. For purposes of these limitations, net assets include the amount of any borrowing for investment purposes.

         Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the Prospectuses or this SAI is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of a fund, or in the number of securities an issuer has outstanding will not be considered to be outside the limitation. Each fund will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain the required asset coverage and adequate liquidity.

         Unless  otherwise   stated,   each  fund's   investment   policies  and
limitations are non-fundamental and may be changed without shareholder approval.

                         INVESTMENT STRATEGIES AND RISKS

The following applies to all of the funds, unless otherwise indicated:

Illiquid And Restricted Investments

         Each fund may invest up to 15% of its net assets in illiquid investments. For this purpose, "illiquid investments" are those that cannot be sold or disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments include repurchase agreements with terms of greater than seven days, restricted investments other than those a fund's adviser has determined are liquid pursuant to guidelines established by the Corporation's Board of Directors, securities involved in swap, cap, floor, and collar transactions, and certain over-the-counter ("OTC") options and their underlying collateral. Due to the absence of an active trading market, a fund may have difficulty valuing or disposing of illiquid investments promptly. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

         Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the 1933 Act or pursuant to an exemption from registration, such as Rule 144 or Rule 144A. A fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective.

         SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The adviser to a fund, acting pursuant to guidelines established by the Corporation's Board of Directors, may determine that certain restricted securities qualified for trading on this newly developing market are liquid. If the market does not develop as anticipated or if qualified institutional buyers become uninterested for a time, restricted securities in a fund's portfolio may adversely affect that fund's liquidity.

         The assets used as cover for OTC options written by a fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Senior Securities

         The 1940 Act prohibits the issuance of senior securities by a registered open-end fund with one exception. A fund may borrow from banks provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the fund. Borrowing for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of a fund at the time the borrowing is made is not deemed to be an issuance of a senior security.

         There are various investment techniques which may give rise to an obligation of a fund to make a future payment, about which the SEC has stated it would not raise senior security concerns, provided the fund maintains segregated assets or an offsetting position in an amount that covers the future payment obligation. Such investment techniques include, among other things, when-issued securities, futures and forward contracts, short-options positions, and repurchase agreements.

Securities Lending

         Each fund may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the fund's custodian. During the time portfolio securities are on loan, the borrower will pay the fund an amount equivalent to any dividends or interest paid on such securities, and the fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the fund or the borrower. The fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The risks of securities lending are similar to those of repurchase agreements.

         Each fund except Europe Fund presently does not expect to have on loan at any given time securities totaling more than one-third of its net asset value. For Europe Fund, no loans will be made if, as a result, the aggregate amount of such loans would exceed 25% of the fund's total assets.

Securities Of Other Investment Companies

         A fund may invest in the securities of other investment companies only if it: (i) will not own more than 3% of the total outstanding voting stock of any investment company; (ii) does not invest more than 5% of its total assets in any one investment company; and (iii) does not invest more than 10% of its total assets in investment companies in general. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees.

         Europe Fund may invest in any closed-end investment company that holds foreign equity securities in its portfolio. The fund will invest in such companies, when, in an adviser's judgment, the potential benefits of such investment justify the payment of any applicable premium, sales charge or management fee and the risks of investing in such companies. Investments in shares of closed-end investment companies that invest primarily in equity securities of European issuers will be included in the 80% of net assets that Europe Fund normally would expect to invest in European issuers and other investments that are tied economically to Europe.

Repurchase Agreements

         When cash is temporarily available, or for temporary defensive purposes, each fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. Each fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The funds will enter into repurchase agreements only with financial institutions determined by each fund's adviser to present minimal risk of default during the term of the agreement.

         Repurchase agreements are usually for periods of one week or less, but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a fund could be delayed or limited.

         When a fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the repurchase amount including the interest factor. Such securities will be held for that fund by a custodian bank or an approved securities depository or book-entry system.

         Europe Fund may enter into repurchase agreements with respect to securities issued by the U.S. Government, its agencies or instrumentalities. Under normal circumstances, no more than 25% of Europe Fund's total assets will be invested in repurchase agreements at any time.

         In determining its status as a diversified fund, International Equity, Emerging Markets and Europe Fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.

Reverse Repurchase Agreements and Dollar Rolls

         A reverse repurchase agreement is a portfolio management technique in which a fund temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the fund agrees to repurchase the instrument at an agreed-upon time (normally within seven days) and price, which includes an amount essentially equivalent to an interest payment.

         A fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio instruments. A fund may also engage in reverse repurchase agreements in order to reinvest the proceeds in other securities or repurchase agreements. Such a use of reverse repurchase agreements would constitute a form of leverage.

         The funds may also enter into dollar roll transactions in which a fund sells a fixed income security for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon, and maturity) securities at an agreed upon future time. By engaging in a dollar roll transaction the fund forgoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to invest the proceeds of the securities sold.

         When a fund reinvests the proceeds of a reverse repurchase agreement or dollar roll in other securities, any fluctuations in the market value of either the securities transferred to another party (in the case of a reverse repurchase agreement) the security purchased for future delivery (in the case of a dollar roll) or the securities in which the proceeds are invested (in either case) would affect the market value of the fund's assets. As a result, such transactions could increase fluctuation in the fund's net asset value. If a fund reinvests the proceeds of the agreement or dollar roll at a rate lower than the cost of the agreement or dollar roll, engaging in the agreement or dollar roll will lower the fund's yield.

         To avoid potential leveraging effects of reverse repurchase agreements and dollar rolls, each fund will segregate cash or other appropriate liquid securities with a value at least equal to the fund's obligation under the agreements or dollar rolls.

         The funds will not engage in reverse repurchase agreements if total borrowings exceed 33 1/3% of their total assets.

Foreign Securities

         Each fund may invest in foreign securities. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers and transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

         The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions and custodial fees, are higher than those associated with investment in domestic issuers. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of a fund to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to a fund due to subsequent declines in value of the portfolio security or, if a fund has entered into a contract to sell the security, could result in liability to the purchaser.

         Since each fund may invest in securities denominated in currencies other than the U.S. dollar and since each fund may hold foreign currencies, a fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of each fund's shares, and also may affect the value of dividends and interest earned by that fund and gains and losses realized by that fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

         In addition to purchasing foreign securities, each fund may invest in American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of the underlying foreign securities. For purposes of each fund's investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. Each fund may also invest in Global Depository Receipts ("GDRs"), which are receipts that are often denominated in U.S. dollars and are issued by either a U.S. or non-U.S. bank evidencing ownership of the underlying foreign securities. Even where they are denominated in U.S. dollars, depository receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

         Each fund may invest in securities of issuers based in emerging markets (including, but not limited to, countries in Asia, Latin America, the Indian Sub-continent, Southern and Eastern Europe, the Middle East, and Africa). The risks of foreign investment are greater for investments in emerging markets. Because of the special risks associated with investing in emerging markets, an investment in any of the funds should be considered speculative. With respect to Global Income Trust, debt securities of governmental and corporate issuers in such countries will typically be rated below investment grade or be of comparable quality.

         Emerging markets will include any country: (i) having an "emerging stock market" as defined by the International Finance Corporation; (ii) with a low- to middle-income economy according to the International Bank for Reconstruction and Development ("World Bank"); (iii) listed in World Bank publications as developing or (iv) determined by an adviser to be an emerging market in accordance with the criteria of those organizations. The following are considered emerging market securities; (1) securities publicly traded on emerging market stock exchanges, or whose principal trading market is over-the-counter (i.e., off-exchange) in an emerging market; (2) securities (i) denominated in any emerging market currency or (ii) denominated in a major currency if issued by companies to finance operations in an emerging market; (3) securities of companies that derive a substantial portion of their total revenues from goods or services produced in, or sales made in, emerging markets;
(4) securities of companies organized under the laws of an emerging market country or region, which are publicly traded in securities markets elsewhere; and (5) ADRs (or similar instruments) with respect to the foregoing.

         Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

         Over the last quarter of a century, inflation in many emerging market countries has been significantly higher than the world average. While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or mitigate its effects, inflation may continue to have significant effects both on emerging market economies and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have occurred in certain countries.

         Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports which are a major source of foreign exchange earnings. Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the foregoing risks (and the costs associated with hedging transactions) makes it virtually impossible to hedge effectively against such risks.

         To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of a fund to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the availability of such U.S. dollars through those channels, and if available, upon the willingness of those channels to allocate those U.S. dollars to a fund. In such a case, a fund's ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If a fund is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, a fund's ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price which may be required to be paid for the U.S. dollars.

         Many  emerging  market  countries  have  little   experience  with  the
corporate form of business organization and may not have well developed corporation and business laws or concepts of fiduciary duty in the business context.

         The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Investing in the securities of companies in emerging markets may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the fund could lose its entire investment in any such country.

         Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

         Some emerging markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a fund to make intended securities purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, in possible liability to the purchaser.

         The risk also exists than an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a fund's portfolio securities in such markets may not be readily available.

Investment In Japan

         International Equity may invest more than 25% of its total assets in securities of Japanese issuers. Japan is the largest capitalized stock market outside the United States. The performance of the fund may therefore be significantly affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has recently experienced a recession, including a decline in real estate values that adversely affected the balance sheets of many financial institutions. The strength of the Japanese currency may adversely affect industries engaged substantially in export. Japan's economy is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its nearby neighbors, notably North and South Korea, China, and Russia.

Currency Fluctuations

         Each fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies and may temporarily hold uninvested cash in bank deposits in foreign currencies. Accordingly, the strength or weakness of the U.S. dollar against such foreign currencies may account for a substantial part of a fund's investment performance. The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, the pace of business activity in other countries and the U.S. and other economic and financial conditions affecting the world economy.

         A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of a fund. Moreover, if the value of the foreign currencies in which a fund receives its income falls relative to the U.S. dollar between receipt of the income and its conversion to U.S. dollars, a fund may be required to liquidate securities in order to make distributions if the fund has insufficient cash in U.S. dollars to meet distribution requirements.

         Fluctuations in currency exchange rates may affect the performance of emerging market issuers in which a fund invests without regard to the effect such fluctuations have on income received or gains realized by the fund. Given the level of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports which are a major source of foreign exchange earnings. Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the foregoing risk (and the costs associated with hedging transactions) makes it virtually impossible to hedge effectively against such risks.

         To some extent, if forward markets are available, currency exchange risk can be managed through hedging operations. However, governmental regulations and limited currency exchange markets in most emerging markets make it highly unlikely that International Equity (to the extent it invests in emerging market securities) or Emerging Markets will be able to engage in any hedging operations, at least in the foreseeable future. In the event hedging opportunities become available and a fund's adviser elects to employ them, a fund may incur investment risks and substantial transaction costs to which it would not otherwise be subject. Whether or not it hedges, each fund will incur transaction costs in connection with conversions between various currencies.

Debt Securities

         Each fund may invest in the debt securities of governmental or corporate issuers. Global Income Trust invests substantially all of its assets in fixed-income securities. International Equity, Emerging Markets and Europe Fund may also invest in fixed-income securities to a lesser extent. Corporate debt securities may pay fixed or variable rates of interest. These securities may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock.

         The prices of debt securities fluctuate in response to perceptions of the issuer's creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity the greater are such variations. When interest rates are flat, shorter maturity portfolios generally will not generate as high a level of total return as longer maturity portfolios (assuming that long-term interest rates are higher than short-term, which is commonly the case).

         Many fixed-income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, a fund reinvests the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

         Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

         Europe Fund may invest no more than 5% of its net assets in both floating and variable rate obligations.

         Each fund may purchase debt securities from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit a fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon short notice at any time or prior to specific dates. The inability of the issuer or financial intermediary to repurchase an obligation on demand could affect the liquidity of a fund's portfolio. Frequently, obligations with demand features are secured by letters of credit or comparable guarantees. Floating and variable rate obligations which do not carry unconditional demand features that can be exercised within seven days or less are deemed illiquid unless the Board determines otherwise. A fund's investment in illiquid floating and variable rate obligations would be limited to the extent that it is not permitted to invest more than 15% of the value of its net assets in illiquid investments.

         Fixed-income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the funds invest. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

         Debt securities and securities convertible into common stock need not necessarily be of a certain grade as determined by rating agencies such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"); however, each fund's adviser does consider such ratings in determining whether the security is an appropriate investment for the fund. Generally, debt securities rated below BBB by S&P, or below Baa by Moody's, and unrated securities of comparable quality, offer a higher current yield than that provided by higher grade issues, but also involve higher risks. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities. However, debt securities, regardless of their ratings, generally have a higher priority in the issuer's capital structure than do equity securities. If an investment grade security purchased by a fund is subsequently given a rating below investment grade, the fund's adviser will consider that fact in determining whether to retain that security in the fund's portfolio, but is not required to dispose of it.

         The ratings of S&P and Moody's represent the opinions of those agencies. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers.

A description of the ratings assigned to corporate debt obligations by S&P and Moody's is included in Appendix A.

         In addition to ratings assigned to individual bond issues, each adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which a fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial conditions of the issuer, the size of the offering, the maturity of the obligation and its rating. There may be a wide variation in the quality of bonds, both within a particular classification and between classifications. A bond issuer's obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of bond issuers to meet their obligations for the payment of principal and interest. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by each fund's adviser to determine, to the extent possible, that the planned investment is sound.

Lower-Rated Debt Securities (Global Income Trust and Europe Fund)

         The funds may invest in debt obligations (such as corporate debt securities and municipal obligations) in any rating category of the recognized rating services, including issues that are in default, and may invest in unrated debt obligations. Most foreign debt obligations are not rated. High-yield corporate fixed-income securities of foreign issuers in which the funds may invest include securities of companies that have their principal business activities and interests outside the U.S.

         Generally, investments in securities in the lower rating categories or comparable unrated securities provide higher yields but involve greater price volatility and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P (commonly known as "junk bonds"), are below investment grade and have speculative characteristics, and those in the lowest rating categories are extremely speculative and may be in default with respect to payment of principal and interest. Global Income Trust may invest in corporate fixed-income securities rated as low as C by Moody's or D by S&P, or in unrated securities deemed by the fund's adviser to be of comparable quality.

         Where one rating organization has assigned an investment grade rating to an instrument and others have given it a lower rating, a fund may consider the instrument to be investment grade. The ratings do not include the risk of market fluctuations. Europe Fund does not intend to invest more than 5% of its net assets in securities rated below investment grade. Global Income Trust may invest up to 25% of its total assets in securities rated below investment grade.

         Lower ratings reflect a greater possibility that an adverse change in financial condition will affect the ability of the issuer to make payments of principal and interest than is the case with higher grade securities. In addition, lower-rated securities will also be affected by the market's perceptions of their credit quality and the outlook for economic growth. In addition, their prices have at times experienced rapid decline when a significant number of holders of such securities decided to sell them. Widespread sales may result from adverse publicity and investor perceptions, whether or not based on fundamental analysis. Economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for lower-rated securities may be less liquid than the market for securities with higher ratings.
Furthermore, the liquidity of lower-rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their face value to meet redemption requests or to respond to changes in the market.

         Although the market for lower-rated debt securities is not new, and the market has previously weathered economic downturns, over the last two decades there has been a substantial increase in the use of such securities to fund corporate acquisitions and restructurings. Accordingly, the past performance of the market for such securities may not be an accurate indication of its performance during economic downturns or periods of rising interest rates. Although the prices of lower-rated bonds are generally less sensitive to interest rate changes than those of higher-rated bonds, the prices of lower-rated bonds may be more sensitive to adverse economic changes and developments regarding the individual issuer. Issuers of lower-rated debt securities are often highly leveraged and may not have access to more traditional methods of financing.

         Although the above risks apply to all lower-rated securities, the investment risk increases when the rating of the security is below investment grade. The lowest-rated securities (D by S&P and C by Moody's) are regarded as having extremely poor prospects of ever attaining any real investment standing and, in fact, may be in default of payment of interest or repayment of principal. To the extent a fund invests in these lower-rated securities, the achievement of its investment objective may be more dependent on credit analysis by the fund's adviser than in the case of a fund investing in higher-rated securities.

         A fund may invest in securities which are in lower rating categories or are unrated if the fund's adviser determines that the securities provide the opportunity of meeting the fund's objective without presenting excessive risk. The respective adviser will consider all factors which it deems appropriate, including ratings, in making investment decisions for the fund and will attempt to minimize investment risks through diversification, investment analysis and monitoring of general economic conditions and trends. While the advisers may refer to ratings, they do not rely exclusively on ratings, but make their own independent and ongoing review of credit quality.

Corporate Debt Securities And Short-Term Instruments (Global Income Trust and Europe Fund)

         Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their short-term credit needs. Corporate debt securities include commercial paper, which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The funds may invest in foreign corporate debt securities denominated in U.S. dollars or foreign currencies. Foreign debt securities include Yankee dollar obligations (U.S. dollar denominated securities issued by foreign corporations and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated securities issued by foreign corporations and traded on foreign markets).

         The funds also may invest in commercial paper issued in bearer form by banks or bank holding companies and finance companies. The funds may purchase commercial paper issued pursuant to the private placement exemption in Section 4(2) of the 1933 Act. Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. The funds may or may not regard such securities as illiquid, depending on the circumstances of each case.

         Bank obligations in which the funds may invest include certificates of deposit, bankers' acceptances and time deposits in U.S. banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System, are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. The funds also may invest in certificates of deposit of savings and loan associations (Federally or state chartered and federally insured) having total assets in excess of $1 billion. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a specified interest rate. Certificates of deposit are negotiable short-term obligations issued by banks against funds deposited in the issuing institution. The interest rate on some certificates of deposit is periodically adjusted prior to the stated maturity, based upon a specified market rate. While domestic bank deposits are insured by an agency of the U.S. Government, the funds will generally assume positions considerably in excess of the insurance limits.

         The funds may invest in obligations of domestic or foreign branches of foreign banks and foreign branches of domestic banks. These investments involve risks that are different from investments in securities of domestic branches of domestic banks. These risks include seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the bank obligations held by the funds. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

         Global Income Trust limits its investments in foreign bank obligations to U.S. dollar-denominated or foreign currency-denominated obligations of foreign banks (including U.S. branches of foreign banks) which at the time of investment (1) have more than $10 billion, or the equivalent in other currencies, in total assets; (2) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (3) are judged by the fund's adviser to be of comparable quality to obligations of U.S. banks in which the fund may invest. Subject to the fund's limitation on concentration of less than 25% of the fund's assets in the securities of issuers in a particular industry, there is no limitation on the amount of the fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

Sovereign Debt (Global Income Trust and Europe Fund)

         Investments in debt securities issued by foreign governments and their political subdivisions or agencies ("Sovereign Debt") involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the fund may have limited legal recourse in the event of a default.

         Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat diminished. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, holders of commercial bank debt issued by the same sovereign entity may contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

         A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

         The ability of some sovereign debtors to repay their obligations may depend on the timely receipt of assistance from international agencies or other governments, the flow of which is not assured. The willingness of such agencies to make these payments may depend on the sovereign debtor's willingness to institute certain economic changes, the implementation of which may be politically difficult.

         The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the advisers endeavor to manage investments in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a fund to suffer a loss of interest or principal on any of its holdings.

Preferred Stock

         Each fund may purchase preferred stock as a substitute for debt securities of the same issuer when, in the opinion of the fund's adviser, the preferred stock is more attractively priced in light of the risks involved. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

Convertible Securities

         A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities, but rank senior to common stock in a corporation's capital structure.

         The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption, conversion or exchange at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion value.

         Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality by the advisers.

         Global Income Trust has no current intention of converting or exchanging any convertible securities it may own into equity or holding them as equity upon conversion or exchange, although it may do so for temporary purposes. If a convertible security held by Global Income Trust is called for redemption, the fund will be required to convert or exchange it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the fund's ability to achieve its objective.

U.S. Government Obligations And Related Securities (Global Income Trust and Europe Fund)

         U.S. Government obligations include a variety of securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S.
Government or by various instrumentalities that have been established or sponsored by the U.S. Government. U.S. Treasury securities and securities issued by the GNMA and Small Business Administration are backed by the "full faith and credit" of the U.S. Government. Other U.S. Government obligations may or may not be backed by the "full faith and credit" of the U.S. In the case of securities not backed by the "full faith and credit" of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation (such as the Federal Farm Credit System, the Federal Home Loan Banks, Fannie Mae and Freddie
Mac) for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments.

         Participation interests in U.S. Government obligations are pro rata interests in such obligations which are generally underwritten by government securities dealers. Certificates of safekeeping for U.S. Government obligations are documentary receipts for such obligations. Both participation interests and certificates of safekeeping are traded on exchanges and in the over-the-counter market.

         Each fund may invest in U.S. Government obligations and related participation interests. In addition, the funds may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government obligations. Such obligations are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). Custodial receipts generally are not considered obligations of the U.S. Government for purposes of securities laws. Generally, each fund will consider all interest-only or principal-only fixed- income securities as illiquid.

Zero Coupon And Pay-In-Kind Bonds (Global Income Trust and Europe Fund)

         Corporate debt securities and municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. Zero coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payments of interest. Even though zero coupon and pay-in-kind bonds do not pay current interest in cash, the fund holding those bonds is required to accrue interest income on such investments and may be required to distribute that income at least annually to shareholders. Thus, a fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. Europe Fund may invest no more than 5% of its net assets in both zero coupon bonds and pay-in-kind bonds.

Fixed-Income Securities Issued By Supranational Organizations (Global Income Trust)

         The fund may invest in fixed-income securities issued by supranational organizations. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Included among these organizations are the Asian Development Bank, the European Community, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves, and net income.

Brady Bonds (Global Income Trust)

         The fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed-rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

Indexed Securities (Global Income Trust)

         The fund may purchase various fixed-income and debt securities whose principal value or rate of return is linked or indexed to relative exchange rates among two or more currencies or linked to commodities prices or other financial indicators. Such securities may be more volatile than the underlying instruments, resulting in a leveraging effect on the fund. The value of such securities may fluctuate in response to changes in the index, market conditions, and the creditworthiness of the issuer. These securities may vary directly or inversely with the underlying instruments. The value of such securities may change significantly if their principal value or rate of return is linked or indexed to relative exchange rates involving a foreign currency for which there is not a readily available market.

Foreign Currency Exchange-Related Securities And Foreign Currency Warrants (Global Income Trust)

         Foreign currency warrants entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that is inherent in the international fixed income/debt marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction.

         Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

         The expiration date of the warrants may be accelerated if the warrants are delisted from an exchange or if their trading is suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign currency warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political and economic factors.

Mortgage-Related Securities (Global Income Trust and Europe Fund)

         Europe Fund may invest no more than 5% of its net assets in mortgage-related securities. Mortgage-related securities provide capital for mortgage loans made to residential homeowners, including securities which represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the funds) by various governmental, government-related and private organizations, such as dealers. The market value of mortgage-related securities will fluctuate as a result of changes in interest rates and mortgage rates. In addition to fixed-rate, fixed-term mortgages, Global Income Trust may purchase pools of variable rate mortgages, growing-equity mortgages, graduated-payment mortgages and other types of mortgages.

         Interests in pools of mortgage loans generally provide a monthly payment which consists of both interest and principal payments. In effect these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through" because they entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, such as dealers, create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments with respect to such pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies. Each fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the persons creating the pools, the adviser determines that the securities are appropriate investments for the fund. The private mortgage-related securities in which the funds may invest include foreign mortgage pass-through securities ("Foreign Pass-Throughs"), which are structurally similar to the pass-through instruments described above.

         Another type of security representing an interest in a pool of mortgage loans is known as a collateralized mortgage obligation ("CMO"). CMOs represent interests in a short-term, intermediate-term or long-term portion of a mortgage pool. Each portion of the pool receives monthly interest payments, but the principal repayments pass through to the short-term CMO first and the long-term CMO last. A CMO permits an investor to more accurately predict the rate of principal repayments. CMOs are issued by private issuers, such as broker/dealers and government agencies, such as Fannie Mae and Freddie Mac. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage-backed securities. In addition, in the event of a bankruptcy or other default of a broker who issued the CMO held by a fund, the fund could experience both delays in liquidating its position and losses. The funds may invest in CMOs in any rating category of the recognized rating services and may invest in unrated CMOs.

         The funds also may invest in stripped mortgage-backed securities, which are classes of mortgage-backed securities that receive different proportions of interest and principal distributions from an underlying pool of mortgage assets. These securities are more sensitive to changes in prepayment and interest rates and the market for them is less liquid than is the case for traditional mortgage-backed and other debt securities. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal only or the "PO" class). The yield to maturity of an IO class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If a fund purchases an IO and the underlying principal is repaid faster than expected, the fund will recoup less than the purchase price of the IO, even one that is highly rated. Extensions of maturity resulting from increases of market interest rates may have an especially pronounced effect on POs. Most IOs and POs are regarded as illiquid and will be included in a fund's 15% limit on illiquid securities. U.S. Government-issued IOs and POs backed by fixed-rate mortgages may be deemed liquid by a fund's adviser, following guidelines and standards established by the Corporation's Board of Directors.

         Each fund's adviser expects that governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be second mortgages or alternative mortgage instruments (for example, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed-rate mortgages). As new types of mortgage-related securities are developed and offered to investors, each adviser will, consistent with the fund's investment objective and policies, consider making investments in such new types of securities. The Prospectuses will be amended with any necessary additional disclosure prior to a fund investing in such securities.

         The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a fund may experience a loss (if the price at which the respective security was acquired by the fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment) or a gain (if the price at which the respective security was acquired by the fund was at a discount from par). In addition, prepayments of such securities held by a fund will reduce the share price of the fund to the extent the market value of the securities at the time of prepayment exceeds their par value, and will increase the share price of the fund to the extent the par value of the securities exceeds their market value at the time of prepayment. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates.

         Although the market for mortgage-related securities issued by private organizations is becoming increasingly liquid, such securities may not be readily marketable. Each fund will not purchase mortgage-related securities for which there is no established market (including CMOs and direct investments in mortgages as described below) or any other investments which the sub-adviser deems to be illiquid pursuant to criteria established by the Board of Directors if, as a result, more than 15% of the value of the fund's net assets would be invested in such illiquid securities and investments. Government-related organizations which issue mortgage-related securities include GNMA, Fannie Mae and Freddie Mac. Securities issued by GNMA and Fannie Mae are fully modified pass-through securities, i.e., the timely payment of principal and interest is guaranteed by the issuer. Freddie Mac securities are modified pass-through securities, i.e., the timely payment of interest is guaranteed by Freddie Mac, principal is passed through as collected but payment thereof is guaranteed not later than one year after it becomes payable.

Direct Investment In Mortgages (Europe Fund)

         Mortgage-related securities include investments made directly in mortgages secured by real estate. When the fund makes a direct investment in mortgages, the fund, rather than a financial intermediary, becomes the mortgagee with respect to such loans purchased by the fund. Direct investments in mortgages are normally available from lending institutions which group together a number of mortgages for resale (usually from 10 to 50 mortgages) and which act as servicing agent for the purchaser with respect to, among other things, the receipt of principal and interest payments. (Such investments are also referred to as "whole loans.") The vendor of such mortgages receives a fee from the purchaser for acting as servicing agent. The vendor does not provide any insurance or guarantees covering the repayment of principal or interest on the mortgages. The fund will invest in such mortgages only if its adviser has determined through an examination of the mortgage loans and their originators that the purchase of the mortgages should not present a significant risk of loss to the fund.

Asset-Backed Securities (Global Income Trust)

         Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The value of such securities partly depends on loan repayments by individuals, which may be adversely affected during general downturns in the economy. Like mortgage-related securities, asset-backed securities are subject to the risk of prepayment. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities, however, is greater than in the case of mortgage-backed securities.

Loans And Loan Participations (Global Income Trust)

         The fund may purchase loans and participation interests in loans originally made by banks and other lenders to governmental borrowers. Many such interests are not rated by any rating agency and may involve borrowers considered to be poor credit risks. The fund's interests in these loans may not be secured, and the fund will be exposed to a risk of loss if the borrower defaults. Many such interests will be illiquid and therefore subject to the fund's 15% limit on illiquid securities.

Forward Commitments (Global Income Trust)

         The fund may enter into commitments to purchase U.S. Government securities or other securities on a "forward commitment" basis, including purchases on a "when-issued" basis or a "to be announced" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. The fund may sell the securities subject to a forward commitment purchase, which may result in a gain or a loss. When the fund purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitments also involve a risk of loss if the seller fails to deliver after the value of the securities has risen. The fund's custodian will place cash or liquid debt securities in a separate account equal to the commitments to purchase securities.

         The fund may also enter into a forward commitment to sell only those securities it owns and will do so only with the intention of actually delivering the securities. In a forward sale, the fund does not participate in gains or losses on the security occurring after the commitment date. The fund's custodian will place the securities in a separate account. Forward commitments to sell securities involves a risk of loss if the buyer fails to take delivery after the value of the securities has declined.

         The fund's purchases of forward commitments will not at any time exceed, in the aggregate, 40% of its total assets.

Options, Futures And Other Strategies

         GENERAL. Each fund may invest in certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, "Financial Instruments") to attempt to enhance its income or yield or to attempt to hedge its investments. The strategies described below may be used in an attempt to manage a fund's foreign currency exposure (including exposure to the euro) as well as other risks of a fund's investments that can affect its net asset value. A fund's adviser may determine not to hedge particular risks, and a fund may be completely unhedged at any point in time. Emerging Markets will not often employ hedging strategies because such instruments are generally not available in emerging markets; however, the fund reserves the right to hedge its portfolio investments in the future. Each fund may utilize futures contracts and options to a limited extent. Specifically, a fund may enter into futures contracts and related options provided that not more than 5% of its net assets are required as a futures contract deposit and/or premium; in addition, a fund may not enter into futures contracts or related options if, as a result, more than 40% of the fund's total assets would be so invested.

         As an operating policy, each fund will only purchase or sell a particular Financial Instrument if the fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. Since each fund is authorized to invest in foreign securities, each fund may purchase and sell foreign currency (including euro) derivatives.

         Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's portfolio. Thus, in a short hedge a fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

         Conversely,  a  long  hedge  is a  purchase  or  sale  of  a  Financial
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If the fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund's portfolio is the same as if the transaction were entered into for speculative purposes.

         Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

         The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, a fund's ability to use Financial Instruments may be limited by tax considerations. See "Additional Tax Information."

         In addition to the instruments, strategies and risks described below, the advisers expect to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The advisers may utilize these opportunities to the extent that they are consistent with a fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. A fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The funds' Prospectuses or this Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

         SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

         (1) Successful use of most Financial Instruments depends upon an adviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

         (2) There might be an imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

         Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a fund entered into a short hedge because its adviser projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not attempted to hedge at all.

         (4) As described below, a fund might be required to maintain segregated assets as "cover," or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

         (5) A fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a fund.

         COVER. Transactions using Financial Instruments, other than purchased options, expose a fund to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate cash or liquid assets in the prescribed amount as determined daily.

         Assets used as cover or segregated cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a fund's assets to cover could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

         OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

         The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, a fund would expect to suffer a loss.

         Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

         Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

         The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

         Each fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

         A type of put that a fund may purchase is an "optional delivery standby commitment," which is entered into by parties selling debt securities to the fund. An optional delivery standby commitment gives a fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

         Global Income Trust may purchase and write covered straddles on securities, currencies or bond indices. A long straddle is a combination of a call and a put option purchased on the same security, index or currency where the exercise price of the put is less than or equal to the exercise price of the call. The fund would enter into a long straddle when its adviser believes that it is likely that interest rates or currency exchange rates will be more volatile during the term of the options than the option pricing implies. A short straddle is a combination of a call and a put written on the same security, index or currency where the exercise price of the put is less than or equal to the exercise price of the call. In a covered short straddle, the same issue of security or currency is considered cover for both the put and the call that the fund has written. The fund would enter into a short straddle when its adviser believes that it is unlikely that interest rates or currency exchange rates will be as volatile during the term of the options as the option pricing implies. In such cases, the fund will segregate cash and/or appropriate liquid securities equivalent in value to the amount, if any, by which the put is "in-the-money," that is, the amount by which the exercise price of the put exceeds the current market value of the underlying security. Straddles involving currencies are subject to the same risks as other foreign currency options.

         RISKS OF OPTIONS ON SECURITIES. Options offer large amounts of leverage, which will result in a fund's net asset value being more sensitive to changes in the value of the related instrument. Each fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a fund as well as the loss of any expected benefit of the transaction.

         Each fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an OTC option position at any time prior to its expiration.

         If a fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

         OPTIONS ON INDICES. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund's exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

         RISKS OF OPTIONS ON INDICES. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when a fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

         Even if a fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a fund as the call writer will not learn that the fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

         If a fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

         OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

         Generally,   OTC  foreign  currency  options  used  by  each  fund  are
European-style   options.  This  means  that  the  option  is  only  exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

         In addition, futures strategies can be used to manage the average duration of a fund's fixed-income portfolio. If an adviser wishes to shorten the average duration of a fund's fixed-income portfolio, the fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If an adviser wishes to lengthen the average duration of a fund's fixed-income portfolio, the fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a fund's obligations to or from a futures broker. When a fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by an adviser may still not result in a successful transaction. An adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

         INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of a fund's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, a fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, a fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

         Where index futures are purchased to hedge against a possible increase in the price of securities before a fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

                                    * * * * *

         To the extent that a fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case in which such transactions are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

         FOREIGN CURRENCY HEDGING STRATEGIES -- SPECIAL CONSIDERATIONS. Each fund may use options and futures contracts on foreign currencies (including the euro), as described above, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which that fund's securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         Each fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the fund's adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

         The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

         Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

         FORWARD CURRENCY CONTRACTS. Each fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         Such transactions may serve as long hedges; for example, a fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.

         Each fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         Global Income Trust also may use forward currency contracts to attempt to enhance income or yield. The fund could use forward currency contracts to increase its exposure to foreign currencies that the fund's adviser believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the fund owned securities denominated in a foreign currency and the fund's adviser believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

         The cost to a fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

         As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, a fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Successful use of forward currency contracts depends on an adviser's skill in analyzing and predicting currency values. Forward currency contracts may substantially change a fund's exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as the fund's adviser anticipates. There is no assurance that an adviser's use of forward currency contracts will be advantageous to the fund or that the adviser will hedge at an appropriate time.

         COMBINED POSITIONS. Each fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         TURNOVER. Each fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

         SWAPS, CAPS, FLOORS AND COLLARS. Each fund may enter into swaps, caps, floors, and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the fund anticipates purchasing at a later date or to attempt to enhance yield. A swap involves the exchange by a fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and a floor.

         Swap agreements, including caps, floors, and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield because, and to the extent, these agreements affect the fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

         Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

         The creditworthiness of firms with which a fund enters into swaps, caps, floors, or collars will be monitored by its adviser. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

         The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the fund's custodian that satisfies the requirements of the 1940 Act. A fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the fund. The advisers and the funds believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a fund's borrowing restrictions or the restrictions on senior securities. Each fund understands that the position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid investments. See "Illiquid and Restricted Investments."

           Global Income Trust does not intend to purchase caps, collars or floors if, as a result, more than 5% of the fund's net assets would thereby be placed at risk. Global Income Trust may engage in swaps with a value equaling up to 10% of the fund's total assets; however, no more than 5% of the fund's assets can be exposed at any time through swaps with any one counterparty and each counterparty will have a minimum Standard & Poor's rating of AA.

         PORTFOLIO TURNOVER. Europe Fund anticipates that in the future its annual portfolio turnover rate will not exceed 150%. Each other fund may have an annual portfolio turnover rate significantly in excess of 100%. The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. High portfolio turnover rates (100% or more) will involve correspondingly greater transaction costs which will be borne directly by the fund. It may also increase the amount of short-term capital gains realized by the fund and thus may affect the tax treatment of distributions paid to shareholders, because distributions of net short-term capital gains are taxable as ordinary income. Each fund will take these possibilities into account as part of its investment strategies.

                           ADDITIONAL TAX INFORMATION

         The following is a general summary of certain federal tax considerations affecting each fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that may apply to them.

General

         For federal tax purposes, each fund is treated as a separate corporation. To continue to qualify for treatment as a RIC under the Code, a fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, the excess of net short-term capital gain over net long-term capital loss, and any net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or foreign currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If any fund failed to qualify for that treatment for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends And Other Distributions

         Dividends and other distributions a fund declares in December of any year that are payable to its shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

         A portion of the dividends from each fund's investment company taxable income (whether paid in cash or reinvested in fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion for any fund may not exceed the aggregate dividends it receives for the taxable year from domestic corporations. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. A fund's distributions of net capital gain do not qualify for the dividends-received deduction.

         If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Foreign Securities

         FOREIGN TAXES. Interest and dividends a fund receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         If more than 50% of the value of a fund's total assets at the close of any taxable year consists of securities of foreign corporations, the fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes it paid. Pursuant to any such election, a fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend the fund paid that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources and (3) either deduct the foreign taxes deemed paid by the shareholder in computing the shareholder's taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. If a fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the foreign taxes it paid and its income from sources within foreign countries and U.S. possessions. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may make an election that would enable them to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

         PASSIVE FOREIGN INVESTMENT COMPANIES. Each fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

         If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each taxable year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         Each fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a fund's adjusted basis therein as of the end of that year. Pursuant to the election, a fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

         FOREIGN CURRENCIES. Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) on the disposition of a debt security denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to fluctuations in exchange rates between the time a fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders, as ordinary income, rather than affecting the amount of its net capital gain.

Options, Futures and Forward Currency Contracts

         The use of Financial Instruments, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) -- and gains from options, futures and forward currency contracts a fund derives with respect to its business of investing in securities or foreign currencies -- will be treated as qualifying income under the Income Requirement.

         Some futures, foreign currency contracts and "non-equity" options (i.e., certain listed options, such as those on a "broad-based" securities index) in which a fund may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a fund holds at the end of its taxable year, other than contracts with respect to which the fund has made a "mixed straddle" election, must be "marked-to-market" (that is, treated as having been sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount a fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to it. A fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

         When a covered call option written (sold) by a fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by a fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

         Code section 1092 (dealing with straddles) also may affect the taxation of Financial Instruments in which a fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward currency contracts are positions in personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

Other

         If a fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract a fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

         To the extent a fund recognizes income from a "conversion transaction," as defined in section 1258 of the Code, all or part of the gain from the disposition or other termination of a position held as part of the conversion transaction may be recharacterized as ordinary income. A conversion transaction generally consists of two or more positions taken with regard to the same or similar property, where (1) substantially all of the taxpayer's return is attributable to the time value of its net investment in the transaction, and (2) the transaction satisfies any of the following criteria: (a) the transaction consists of the acquisition of property by the taxpayer and a substantially contemporaneous agreement to sell the same or substantially identical property in the future; (b) the transaction is a straddle, within the meaning of section 1092 of the Code (see above); (c) the transaction is one that was marketed or sold to the taxpayer on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (d) the transaction is described as a conversion transaction in future regulations.

Original Issue Discount and Pay-In-Kind Securities

         Global Income Trust and Europe Fund may purchase zero coupon or other debt securities issued with original issue discount ("OID"). As a holder of those securities, a fund must include in its income the OID that accrues thereon during the taxable year, even if it receives no corresponding payment on the securities during the year. Similarly, Global Income Trust and Europe Fund each must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because each fund annually must distribute substantially all of its investment company taxable income, including any OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A fund may realize capital gains or losses from those dispositions, which would increase or decrease its investment company taxable income and/or net capital gain.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each fund offers two classes of shares--Primary Class shares and Institutional Class shares. International Equity and Emerging Markets also offer Financial Intermediary Class shares and Europe Fund offers Class A shares. Other classes of shares may be offered in the future. Primary Class and Class A shares are available from Legg Mason, certain of its affiliates and unaffiliated entities having an agreement with Legg Mason. Institutional Class shares are available only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in a fund. Shareholders of the Institutional Class of a fund as of the opening of regular trading on the New York Stock Exchange ("Exchange") on April 10, 2001 may continue to buy Institutional Class shares of that fund. Institutional Class shares are also offered to Institutional Clients of Legg Mason Trust, fsb for which it exercises discretionary investment or management responsibility and accounts of the customers with such Institutional Clients ("Customers"). Many of the parameters governing Customers' investments will be established by their institutions.
Financial Intermediary Class shares are available only to institutional investors who have at least $50 million in investable assets and who invest at least $1 million in a fund. Institutional Clients may purchase shares for Customer Accounts maintained for individuals. Primary Class and Class A shares are available to all other investors.

         If your check is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

Future First(R) Systematic Investment Plan And Transfer Of Funds From Financial Institutions

         If you invest in Primary Class or Class A shares, the Prospectus for those shares explains that you may buy additional shares through the Future First(R) Systematic Investment Plan. Under this plan, you may arrange for automatic monthly investments in Primary Class or Class A shares of $50 or more by authorizing Boston Financial Data Services ("BFDS"), each fund's transfer agent, to transfer funds each month from your Legg Mason brokerage account ("Brokerage Account") or from your checking/savings account to be used to buy additional shares. Legg Mason will send an account statement quarterly. The transfer also will be reflected on your Legg Mason account statement or your regular checking account statement. You may terminate the Future First(R) Systematic Investment Plan at any time without charge or penalty.

         You may also buy additional Primary Class and Class A shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly from your checking/savings account for investment in Primary Class or Class A shares of a fund.

Systematic Withdrawal Plan

         All Legg Mason funds in any Legg Mason account are eligible for the Systematic Withdrawal Plan ("Plan"). Any account with a net asset value of $5,000 or more may elect to make withdrawals of a minimum of $50 on a monthly basis, except for individual retirement accounts ("IRAs") and Coverdell Education Savings Accounts ("Coverdell ESAs"), which are not subject to that minimum balance requirement. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. Except for IRAs and Coverdell ESAs, there are three ways to receive payment of proceeds of redemptions made through the Plan: (1) Credit to brokerage account - fund shares will be redeemed on the first business day of each month and the proceeds will be credited to the brokerage account on the third business day; (2) Check mailed by the funds' transfer agent - fund shares will be redeemed on the 25th of each month or next business day and a check for the proceeds will be mailed within three business days; or (3) ACH to checking or savings account - redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Credit to a brokerage account is the only option available to IRAs and Coverdell ESAs. Redemptions will be made at the net asset value per share determined as of the close of regular trading of the Exchange (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading on the Exchange on the next day the exchange is open. You may change the monthly amount to be paid to you without charge by notifying Legg Mason or the affiliate with which you have an account. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. Each fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

         Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. No fund will knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First(R) Systematic Investment Plan.

Other Information Regarding Redemptions

         Each fund reserves the right to modify or terminate the wire, telephone or Internet redemption services described in the Prospectuses and this SAI at any time.

         The date of payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by a fund or its distributor except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets a fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of that fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of a fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         Foreign securities markets may be open for trading on days when the funds are not open for business. The net asset value of fund shares may be significantly affected on days when investors do not have access to their respective fund to purchase and redeem shares.

         Class A shares that were purchased pursuant to the front-end sales charge waiver on purchases of $1 million or more and are redeemed within one year of their purchase are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% of the shares' net asset value at the time of purchase or redemption, whichever is less.

         There is a 2% redemption fee charged for redemptions within one year of purchase of Emerging Markets. The redemption fee is paid to the fund to reimburse the fund for transaction costs it incurs entering into positions in emerging market securities and liquidating them in order to fund redemptions.

         Clients of certain institutions that maintain omnibus accounts with the funds' transfer agent may obtain shares through those institutions. Such institutions may receive payments from the funds' distributor for account servicing, and may receive payments from their clients for other services performed. Investors may be able to purchase shares from Legg Mason without receiving or paying for such other services.

Redemption In-Kind

         Each fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing that fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. Each fund does not redeem "in-kind" under normal circumstances, but would do so where its adviser determines that it would be in the best interests of that fund's shareholders as a whole.

                            VALUATION OF FUND SHARES

         Net asset value of a fund's shares is determined daily for each class as of the close of regular trading on the Exchange, on every day the Exchange is open, by dividing the value of the total assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. As described in the Prospectuses, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange or the Nasdaq Stock Market are normally valued at last sale prices. Other OTC securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. Securities with remaining maturities of 60 days or less are fair valued at amortized cost under procedures approved by the Board of Directors. Securities and other assets quoted in foreign currencies will be valued in U.S. dollars based on the currency exchange rates prevailing at the time of the valuation. All other securities are valued at fair value as determined under procedures approved by the Board of Directors. The funds may also use fair value pricing instead of market quotations to value securities if, because of special circumstances, a fund believes fair value pricing would more accurately reflect the price it expects to realize on a current sale of the securities. Premiums received on the sale of put or call options are included in the net asset value of each class, and the current market value of options sold by a fund will be subtracted from net assets of each class.

         In cases where securities are traded on more than one market, the securities are generally valued on the market considered by each fund's adviser as the primary market. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York. Foreign currency exchange rates are generally determined prior to the close of trading on the Exchange. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the Exchange. Such investments will be valued at their fair value, as determined in good faith under procedures approved by the Board of Directors. Foreign currency exchange transactions of a fund occurring on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Securities trading in emerging markets may not take place on all days on which the Exchange is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the Exchange is not open.

                             PERFORMANCE INFORMATION

         The following tables show the value, as of the end of each fiscal year, of a hypothetical investment of $10,000 made in each fund at commencement of operations of each class of fund shares. The tables assume that all dividends and other distributions are reinvested in each respective fund. They include the effect of all charges and fees applicable to the respective class of shares the fund has paid. (There are no fees for investing or reinvesting in the funds imposed by the funds except for any applicable sales charges on the purchase of Class A shares of Europe Fund, and there are no redemption fees other than those described above for Emerging Markets.) They do not include the effect of any income tax that an investor would have to pay on distributions. Performance data is only historical, and is not intended to indicate any fund's future performance.

         Institutional Class shares of Global Income Trust and Emerging Markets Trust, and Financial Intermediary Class shares of International Equity Trust have not been offered for one year. Financial Intermediary Class shares of Emerging Markets Trust are not currently offered.

Global Income Trust:

Primary Class Shares

--------------------------------------------------------------------------------
                 Value of Original Shares       Value of Shares
             Plus Shares Obtained Through      Acquired Through
                  Reinvestment of Capital       Reinvestment of         Total
Fiscal Year            Gain Distributions      Income Dividends         Value
--------------------------------------------------------------------------------
 1993*                 $10,311                         365            $10,676
--------------------------------------------------------------------------------
 1994                    9,578                         948             10,526
--------------------------------------------------------------------------------
 1995                   10,361                       2,355             12,716
--------------------------------------------------------------------------------
 1996                   10,582                       3,179             13,761
--------------------------------------------------------------------------------
 1997                    9,908                       3,621             13,529
--------------------------------------------------------------------------------
 1998                   10,556                       4,529             15,085
--------------------------------------------------------------------------------
 1999                    9,784                       4,814             14,598
--------------------------------------------------------------------------------
 2000                    8,698                       5,166             13,865
--------------------------------------------------------------------------------
 2001                    8,540                       5,667             14,207
--------------------------------------------------------------------------------
 2002                    9,099                       6,601             15,700
--------------------------------------------------------------------------------

* April 15, 1993 (commencement of operations) to December 31, 1993.

         If the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 2002 would have been $8,630 and the investor would have received a total of $5,767 in distributions. Returns would have been lower if Global Income Trust's adviser had not waived certain fees during certain of the periods reported above.

International Equity:

Primary Class Shares

--------------------------------------------------------------------------------
                 Value of Original Shares       Value of Shares
             Plus Shares Obtained Through      Acquired Through
                  Reinvestment of Capital       Reinvestment of         Total
Fiscal Year            Gain Distributions      Income Dividends         Value
--------------------------------------------------------------------------------
 1995*                    $10,771                      $  40           $10,811
--------------------------------------------------------------------------------
 1996                      12,501                         93            12,594
--------------------------------------------------------------------------------
 1997                      12,641                        174            12,815
--------------------------------------------------------------------------------
 1998                      13,564                        339            13,903
--------------------------------------------------------------------------------
 1999                      16,321                        444            16,765
--------------------------------------------------------------------------------
 2000                      13,209                        354            13,563
--------------------------------------------------------------------------------
 2001                      10,695                        287            10,982
--------------------------------------------------------------------------------
 2002                       9,334                        250             9,584
--------------------------------------------------------------------------------

* February 17, 1995 (commencement of operations) to December 31, 1995.

         If the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 2002 would have been $8,020 and the investor would have received a total of $2232 in distributions. Returns would have been lower if International Equity's adviser had not waived certain fees during certain of the periods reported above.

International Equity:

Institutional Class Shares

--------------------------------------------------------------------------------
                 Value of Original Shares       Value of Shares
             Plus Shares Obtained Through      Acquired Through
                  Reinvestment of Capital       Reinvestment of         Total
Fiscal Year            Gain Distributions      Income Dividends         Value
--------------------------------------------------------------------------------
 1998*                    $8,952                     $164             $ 9,116
--------------------------------------------------------------------------------
 1999                     10,793                      300              11,093
--------------------------------------------------------------------------------
 2000                      8,823                      242               9,065
--------------------------------------------------------------------------------
 2001                      7,218                      198               7,416
--------------------------------------------------------------------------------
 2002                      6,350                      174               6,524
--------------------------------------------------------------------------------

* May 5, 1998 (commencement of sale of Institutional Class shares) to December 31, 1998.

         If the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 2002 would have been $5,857 and the investor would have received a total of $1,003 in distributions.

Emerging Markets:

Primary Class Shares *

--------------------------------------------------------------------------------
                 Value of Original Shares       Value of Shares
             Plus Shares Obtained Through      Acquired Through
                  Reinvestment of Capital       Reinvestment of         Total
Fiscal Year            Gain Distributions      Income Dividends         Value
--------------------------------------------------------------------------------
 1996**                   $10,510                       $30           $10,540
--------------------------------------------------------------------------------
 1997                       9,850                        39             9,889
--------------------------------------------------------------------------------
 1998                       6,960                        27             6,987
--------------------------------------------------------------------------------
 1999                      14,000                        55            14,055
--------------------------------------------------------------------------------
 2000                       9,740                        49             9,789
--------------------------------------------------------------------------------
 2001                      10,080                        51            10,131
--------------------------------------------------------------------------------
 2002                       8,650                        44             8,694
--------------------------------------------------------------------------------

*   (assuming no redemption fees were paid)

**  May 28, 1996 (commencement of operations) to December 31, 1996.

         If the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 2002 would have been $8,650 and the investor would have received a total of $51 in distributions. Returns would have been lower if Emerging Markets' adviser had not waived certain fees during certain of the periods reported above.

Europe Fund:

Primary Class Shares

--------------------------------------------------------------------------------
                 Value of Original Shares       Value of Shares
             Plus Shares Obtained Through      Acquired Through
                  Reinvestment of Capital       Reinvestment of         Total
Fiscal Year            Gain Distributions      Income Dividends         Value
--------------------------------------------------------------------------------
 1997*                    $10,068                       $ 0            $10,068
--------------------------------------------------------------------------------
 1998                      13,959                       184             14,143
--------------------------------------------------------------------------------
 1999                      17,341                       258             17,599
--------------------------------------------------------------------------------
 2000                      13,452                       178             13,630
--------------------------------------------------------------------------------
 2001                       9,446                       125              9,571
--------------------------------------------------------------------------------
 2002                       6,644                        88              6,732
--------------------------------------------------------------------------------

* July 23, 1997 (commencement of sale of Primary Class shares) to December 31, 1997.

Europe Fund:

Class A Shares *

--------------------------------------------------------------------------------
                 Value of Original Shares       Value of Shares
             Plus Shares Obtained Through      Acquired Through
                  Reinvestment of Capital       Reinvestment of         Total
Fiscal Year            Gain Distributions      Income Dividends         Value
--------------------------------------------------------------------------------
 1986**                   $8,705                          $ 0          $ 8,705
--------------------------------------------------------------------------------
 1987                      8,869                           56            8,925
--------------------------------------------------------------------------------
 1988                     11,142                           67           11,209
--------------------------------------------------------------------------------
 1989                     12,394                          213           12,607
--------------------------------------------------------------------------------
 1990                      9,801                          214           10,015
--------------------------------------------------------------------------------
 1991                     10,329                          394           10,723
--------------------------------------------------------------------------------
 1992                      9,560                          394            9,954
--------------------------------------------------------------------------------
 1993                     12,349                          582           12,931
--------------------------------------------------------------------------------
 1994                     11,828                          557           12,385
--------------------------------------------------------------------------------
 1995                     14,135                          714           14,849
--------------------------------------------------------------------------------
 1996                     18,713                          819           19,532
--------------------------------------------------------------------------------
 1997                     22,245                          709           22,954
--------------------------------------------------------------------------------
 1998                     31,224                        1,337           32,561
--------------------------------------------------------------------------------
 1999                     39,182                        1,651           40,833
--------------------------------------------------------------------------------
 2000                     30,752                        1,151           31,903
--------------------------------------------------------------------------------
 2001                     21,767                          813           22,580
--------------------------------------------------------------------------------
 2002                     15,428                          576           16,004
--------------------------------------------------------------------------------

* Sales charges for Class A Shares have not been deducted from total returns for the periods ended December 31, 1986 through December 31, 1997. For the fiscal years ended December 31, 1998, 1999, 2000, 2001, and 2002 total returns do reflect the sales charge.

** August 19, 1986 (initial public offering of shares of Worldwide Value Fund, Inc., Europe Fund's predecessor) to December 31, 1986.

Europe Fund:

Institutional Class Shares

--------------------------------------------------------------------------------
                 Value of Original Shares       Value of Shares
             Plus Shares Obtained Through      Acquired Through
                  Reinvestment of Capital       Reinvestment of         Total
Fiscal Year            Gain Distributions      Income Dividends         Value
--------------------------------------------------------------------------------
 1997*                    $10,476                        $0           $10,476
--------------------------------------------------------------------------------
 1998                      14,659                       271            14,930
--------------------------------------------------------------------------------
 1999                      18,373                       362            18,735
--------------------------------------------------------------------------------
 2000                      14,403                       253            14,656
--------------------------------------------------------------------------------
 2001                      10,247                       179            10,426
--------------------------------------------------------------------------------
 2002                       7,283                       127             7,410
--------------------------------------------------------------------------------

* August 21, 1997 (commencement of sale of Institutional Class shares) to December 31, 1997.

         With  respect  to  Primary  Class  shares,  if  the  investor  had  not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 2002 would have been $3,562 and the investor would have received a total of $5,796 in distributions. With respect to Class A shares, if the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 2002 would have been $4,990 and the investor would have received a total of $12,863 in distributions. With respect to Institutional Class shares, if the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 2002 would have been $3,945 and the investor would have received a total of $6,072 in distributions. Returns would have been lower if Europe Fund's adviser had not waived certain fees during certain of the periods reported above.

         TOTAL RETURN CALCULATIONS. Average annual total return quotes used in a fund's advertising and other promotional materials ("Performance Advertisements") are calculated separately for each class according to the following formulas:

Before-Tax

           P(1+T)n           =       ERV

where:     P                 =        a hypothetical initial payment of $1,000
           T                 =        average annual total return
           n                 =        number of years
           ERV               =        ending redeemable value of a
                                      hypothetical $1,000 payment made at
                                      the beginning of the 1-, 5-, and 10-year periods at the end of the 1-, 5- and 10-year periods (or fractional portion thereof).

After-Tax

Pre-liquidation   return   (average   annual   total   return   after  taxes  on
distributions):


           P(1+T)n           =        ATVD

where:     P                 =       a hypothetical initial payment of $1,000
           T                 =       average annual total return (after taxes on
                                     distributions)
           n                 =       number of years
           ATVD              =       ending value of hypothetical $1,000 payment
                                     made at the beginning of the 1-, 5-, and 10-year periods at the end of the 1-, 5- and 10-year periods (or fractional portion thereof) after taxes on fund distributions but not after taxes on redemption.

Post-liquidation   return   (average   annual   total   return  after  taxes  on
distributions and on redemption)

           P(1+T)n           =       ATVDR

(Assumptions are the same, except that "DR" calculates the ending value after taxes on distributions and on redemption.)

         Under the foregoing formulas, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last business day of the most recent available quarter prior to submission of the Performance Advertisements for publication. During times of market volatility, performance may vary greatly from the reported quarter-end average annualized returns; please contact your Legg Mason Financial Advisor, Legg Mason Funds Investor Services, or www.leggmasonfunds.com (Class A and Primary Class shares) or www.lminstitutionalfunds.com (Institutional and Financial Intermediary Class shares) for more recent performance information. Total return, or "T" in the formulas above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by a fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

For Global Income Trust:

         YIELD. Yields used in the fund's Performance Advertisements are calculated by dividing the fund's net investment income for a 30-day period ("Period"), by the average number of shares entitled to receive dividends during the Period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the maximum offering price per share at the end of the Period. Yield quotations are calculated according to the following formula:

YIELD         =   2 [(a-b + 1)6 - 1]
                      ---
                       cd
      where:      a        =       dividends and interest earned during the
                                   Period
                  b        =       expenses accrued for the Period (net of
                                   reimbursements)
                  c        =       the average daily number of shares
                                   outstanding during the period that were
                                   entitled to receive dividends
                  d        =       the maximum offering price per share on the
                                   last day of the Period

         Except as noted below, in determining investment income earned during the Period (variable "a" in the above formula), the fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the fund, interest earned during the Period is then determined by totaling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next call date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

         The fund's 30-day yield calculated under the above-described method for the 30-day period ended December 31, 2002 was 2.81%.

         With respect to the treatment of discount and premium on mortgage-backed and other asset-backed obligations that are expected to be subject to monthly payments of principal and interest ("paydowns"): (1) the fund accounts for gain or loss attributable to actual paydowns as an increase or decrease in interest income during the period and (2) the fund accrues the discount and amortizes the premium on the remaining obligation, based on the cost of the obligation, to the weighted average maturity date or, if weighted average maturity information is not available, to the remaining term of the obligation.

For All Funds:

         From time to time a fund may compare the performance of a class of shares to the performance of individual stocks, other investment companies, groups of investment companies, various market indices, composites of market indices, or the features or performance of alternative investments, in advertisements, sales literature, and reports to shareholders. One such market index is the Standard & Poor's 500 Composite Stock Index ("S&P 500"), a widely recognized, unmanaged index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the United States. The S&P 500 includes reinvestment of all dividends. It takes no account of the costs of investing or the tax consequences of distributions. A fund invests in many securities that are not included in the S&P 500. A fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions that are not indicative of the performance of a fund.

         From time to time, the total return of a fund may be quoted in advertisements, shareholder reports, or other communications to shareholders.

         A fund may also cite rankings and ratings, and compare the return of a class of shares with data published by Lipper Analytical Services, Inc. ("Lipper"), Wiesenberger Investment Company Services ("Wiesenberger"), Value Line, Morningstar, and other services or publications that monitor, compare and/or rank the performance of investment companies. A fund also may refer in such materials to mutual fund performance rankings, ratings, comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, FINANCIAL WORLD, MONEY Magazine, FORBES, BUSINESS WEEK, BARRON'S, FORTUNE, THE KIPLINGER LETTERS, THE WALL STREET JOURNAL and THE NEW YORK TIMES.

         Global Income Trust invests primarily in fixed-income securities, Europe Fund invests primarily in European equity securities, and International Equity and Emerging Markets each invests primarily in global equity securities, as described in the Prospectuses. Each fund does not generally invest in the equity securities that make up the S&P 500 or the Dow Jones indices. Comparison with such indices is intended to show how an investment in a class of shares behaved as compared to indices that are often taken as a measure of performance of the equity market as a whole. The indices, like the total return of a class of shares, assume reinvestment of all dividends and other distributions. They do not take into account the costs or the tax consequences of investing.

         Each fund may include discussions or illustrations describing the effects of compounding in performance advertisements. "Compounding" refers to the fact that, if dividends or other distributions on an investment in a fund are reinvested in additional fund shares, any future income or capital appreciation of the fund would increase the value, not only of the original fund investment, but also of the additional shares received through reinvestment. As a result, the value of the shareholder's investment would increase more quickly than if dividends or other distributions had been paid in cash.

         A fund may compare the investment return of a class of shares to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal government up to specified limits. In contrast, fund shares are not insured, the value of fund shares may fluctuate, and an investor's shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on many certificates of deposit, which remains at a specified rate for a specified period of time, the return of each class of shares will vary.

         Fund advertisements may reference the history of Legg Mason and its affiliates, the education, experience, investment philosophy and strategy of the portfolio manager, and the fact that the portfolio manager engages in certain approaches to investing. Advertisements may also describe techniques each fund's adviser employs in selecting among the sectors of the fixed-income market and adjusting average portfolio maturity. In particular, the advertisements may focus on the techniques of `value investing.' With value investing, a the adviser invests in those securities it believes to be undervalued in relation to the long-term earning power or asset value of their issuers. Securities may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting the issuer of the security. Batterymarch Financial Management, Inc. ("Batterymarch"), adviser to International Equity and Emerging Markets, believes that the securities of sound, well-managed companies that may be temporarily out of favor due to earnings declines or other adverse developments are likely to provide a greater total return than securities with prices that appear to reflect anticipated favorable developments and that are therefore subject to correction should any unfavorable developments occur.

         In advertising, a fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Wiesenberger may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. A fund may use other recognized sources as they become available.

         A fund may use data prepared by independent third parties such as Ibbotson Associates and Frontier Analytics, Inc. to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Typically, different indices are used to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

         A fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

         A fund may also include in advertising biographical information on key investment and managerial personnel.

         A fund may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount, thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through periods of low price levels.

         A fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisors to private accounts and mutual funds with assets of approximately $184 billion as of December 31, 2002.

         In advertising, a fund may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

         A fund may include in advertising and sales literature descriptive material relating to both domestic and international economic conditions including but not limited to discussions regarding the effects of inflation, as well as discussions which compare the growth of various world equity markets. A fund may depict the historical performance of the securities in which that fund may invest over periods reflecting a variety of market or economic conditions whether alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A fund may also describe its portfolio holdings and depict its size, the number and make-up of its shareholder base and other descriptive factors concerning that fund.

         A fund may discuss its adviser's philosophy regarding international investing. Recognizing the differing evolutionary stages of the distinct emerging market segments, each fund's adviser, intent on participating in all of these marketplaces, does not apply a uniform investment process and approach to its different marketplaces. As a result, an adviser's investment processes for the U.S., non-U.S. developed countries and emerging markets are distinct. Well-defined disciplines appropriate to the respective markets are applied within the company's framework of strong, experienced management, sound fundamental research and analysis, and superior data and modeling resources.

         Batterymarch, adviser to International Equity and Emerging Markets, is recognized as a "pioneer" in international investing and is well known in the investment community. Batterymarch has been applying a consistent investment discipline in the international markets for over 10 years.

         TAX-DEFERRED QUALIFIED PLANS - PRIMARY CLASS AND CLASS A SHARES

         Investors  may  invest  in  Primary  Class or Class A shares  of a fund through IRAs,  simplified  employee  pension plans ("SEPs"),  savings  incentive match plans for employees ("SIMPLES"), other qualified retirement plans and Coverdell ESAs (collectively, "qualified plans"). In general, income earned through the investment of assets of qualified plans is not taxed to beneficiaries until the income is distributed to them. Investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your Legg Mason Financial Advisor or other entity offering the funds' shares for further information with respect to these plans.

Individual Retirement Account - IRA

         TRADITIONAL IRA. Certain Primary Class and Class A shareholders who receive compensation, including earnings from self-employment, are entitled to establish and make contributions to an IRA. Your IRA contributions can be tax-deductible if neither you nor your spouse is an active participant in a qualified employer or government retirement plan. If you or your spouse is an active participant in such a plan, your IRA contribution may be deductible, in whole or in part, depending on the amount of your and your spouse's combined adjusted gross income. In addition, all earnings grow tax-deferred until withdrawn, at which point distributions are taxed as ordinary income to you, usually after age 59 1/2, when you may be in a lower tax bracket. Withdrawals made before age 59 1/2 are generally subject to a 10% penalty.

         ROTH IRA. Unlike a traditional IRA, a Roth IRA is only available to individuals who meet certain "modified adjusted gross income" (MAGI) limitations. Under certain circumstances, your traditional IRA may be rolled over to a Roth IRA and any of your traditional IRAs may be converted to a Roth IRA; these rollover amounts and conversions are, however, subject to federal income tax.

         Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

Simplified Employee Pension Plan -- SEP

         Legg Mason makes available to corporate and other employers a SEP for investment in Primary Class or Class A shares of a fund.

Savings Incentive Match Plan For Employees - SIMPLE

         An employer with no more than 100 employees that does not maintain another qualified retirement plan may establish a SIMPLE either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified plans, allows certain employees to make elective contributions up to certain amounts each year and requires the employer to make matching contributions up to 3% of each such employee's salary or a 2% non-elective contribution.

Coverdell Education Savings Account - Coverdell ESA

         Although not technically for retirement savings, a Coverdell ESA provides a vehicle for saving for a child's education. A Coverdell ESA may be established for the benefit of any minor, and any person whose MAGI does not exceed certain levels may contribute to a Coverdell ESA. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a qualified family member).

         For further information regarding any of the above accounts, including MAGI limitations, contact your financial adviser or Legg Mason Funds Investor Services at 1-800-822-5544.

Withholding

         Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.

                             MANAGEMENT OF THE FUNDS

         Under applicable law, the Board of Directors is responsible for management of the Corporation and provides broad supervision over its affairs. The Corporation's officers manage the day-to-day operations of the Corporation under the general direction of the Corporation's Board of Directors.

         The standing committees of the Board of Directors include an Audit Committee a Nominating Committee and an Independent Directors Committee. All directors who are not interested persons of the Corporation (as defined in the 1940 Act) are members of all three Committees.

         The Audit Committee twice a year, to meet with the Corporation's independent accountants and officers to review accounting principles used by the Corporation, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. The Nominating Committee meets periodically to review and nominate candidates for positions as directors, to fill vacancies on the Board of Directors and to evaluate the performance of directors. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. During the last fiscal year, the Audit Committee met two times and the Nominating Committee met four times. The Independent Directors Committee, which was established in February 2003, considers matters related to fund operations and oversees issues related to the Independent Directors.

         The table below provides information about each of the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.


---------------------------------------------------------------------------------------------------------------------------------
                                           Term of
                                         Office and        Number of         Other
                        Position(s)       Length of       Legg Mason      Directorships           Principal Occupation(s)
      Name and Age     Held With Fund    Time Served         Funds           Held               During the Past Five Years
                                            (1)            Overseen
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
---------------------------------------------------------------------------------------------------------------------------------

Gilmore, Richard G.       Director       Since 1993     Director/      None              Retired.  Trustee of Pacor Settlement
Age 75                                                  Trustee of                       Trust, Inc. since 1990. Formerly:
                                                        all Legg                         Director of CSS Industries, Inc.
                                                        Mason funds                      (diversified holding company that
                                                        consisting of                    makes seasonal decorative products);
                                                        23 portfolios.                   Senior Vice President, Chief Financial
                                                                                         Officer and Director of PECO Energy
                                                                                         Co., Inc. (now Exelon Corporation).
---------------------------------------------------------------------------------------------------------------------------------
Lehman, Arnold L.         Director       Since 1993     Director/      None              Director of The Brooklyn Museum of Art
Age 58                                                  Trustee of                       since 1997.  Formerly: Director of The
                                                        all Legg                         Baltimore Museum of Art (1979-1997).
                                                        Mason funds
                                                        consisting of
                                                        23 portfolios.
---------------------------------------------------------------------------------------------------------------------------------
Masters, Robin J.W.       Director       Since 2002     Director/      None              Retired.  Director of The Family
Age 46                                                  Trustee of                       Learning Centre (non-profit) since
                                                        all Legg                         1996; Director of Bermuda SMARTRISK
                                                        Mason funds                      (non-profit) since 2001.  Formerly:
                                                        consisting of                    Chief Investment Officer of ACE
                                                        23 portfolios.                   Limited (insurance).
---------------------------------------------------------------------------------------------------------------------------------
McGovern, Jill E.         Director       Since 1993     Director/      None              Chief Executive Officer of The Marrow
Age 58                                                  Trustee of                       Foundation since 1993.  Formerly:
                                                        all Legg                         Executive Director of the Baltimore
                                                        Mason funds                      International Festival (1991 - 1993);
                                                        consisting of                    Senior Assistant to the President of
                                                        23 portfolios.                   The Johns Hopkins University
                                                                                         (1986-1990).
---------------------------------------------------------------------------------------------------------------------------------

                                       46

---------------------------------------------------------------------------------------------------------------------------------
                                           Term of
                                         Office and        Number of         Other
                        Position(s)       Length of       Legg Mason      Directorships           Principal Occupation(s)
      Name and Age     Held With Fund    Time Served         Funds           Held               During the Past Five Years
                                            (1)            Overseen
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
---------------------------------------------------------------------------------------------------------------------------------
Mehlman, Arthur S.        Director       Since 2002     Director/      None              Retired.  Director of Maryland
Age 60                                                  Trustee of                       Business Roundtable for Education
                                                        all Legg                         (non-profit); Director of University
                                                        Mason funds                      of Maryland Foundation (non-profit);
                                                        consisting of                    Director of University of Maryland
                                                        23 portfolios.                   College Park Foundation (non-profit)
                                                                                         since 1998.  Formerly:  Partner, KPMG
                                                                                         LLP (international accounting firm).
---------------------------------------------------------------------------------------------------------------------------------
O'Brien, G. Peter         Director       Since 1999     Director/      Director of the   Trustee of Colgate University and
Age 56                                                  Trustee of     Royce Family of   President of Hill House, Inc.
                                                        all Legg       Funds consisting  (residential home care).  Formerly:
                                                        Mason funds    of 17             Managing Director, Equity Capital
                                                        consisting of  portfolios;       Markets Group of Merrill Lynch & Co.
                                                        23 portfolios. Director of       (1971-1999).
                                                                       Renaissance
                                                                       Capital
                                                                       Greenwich Funds.
---------------------------------------------------------------------------------------------------------------------------------
Rowan, S. Ford            Director       Since 2002     Director/      None              Consultant, Rowan & Blewitt Inc.
Age 59                                                  Trustee of                       (management consulting); Adjunct
                                                        all Legg                         Professor, George Washington
                                                        Mason funds                      University since 2000; Director of
                                                        consisting of                    Santa Fe Institute (scientific
                                                        23 portfolios.                   research institute) since 1999 and
                                                                                         Annapolis Center for Science-Based
                                                                                         Public Policy since 1995.
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
---------------------------------------------------------------------------------------------------------------------------------
Curley Jr., John F.       Chairman and   Since 1993     Chairman and   None              Director and/or officer of various
Age 63                    Director                      Director/                        Legg Mason affiliates.  Formerly:
                                                        Trustee of                       Vice Chairman and Director of Legg
                                                        all Legg                         Mason, Inc. and Legg Mason Wood
                                                        Mason funds                      Walker, Incorporated; Director of Legg
                                                        consisting of                    Mason Fund Adviser, Inc. and Western
                                                        23 portfolios.                   Asset Management Company (each a
                                                                                         registered investment adviser).
---------------------------------------------------------------------------------------------------------------------------------
Fetting, Mark R.          President and  President      Director/      Director of the   Executive Vice President of Legg
Age 48                    Director       since 2001     Trustee of     Royce Family of   Mason, Inc., director and/or officer
                                         and Director   all Legg       Funds consisting  of various other Legg Mason affiliates
                                         since 2002     Mason funds    of 17 portfolios. since 2000.  Formerly: Division
                                                        consisting of                    President and Senior Officer of
                                                        23 portfolios.                   Prudential Financial Group, Inc. and
                                                                                         related companies, including fund
                                                                                         boards and consulting services to
                                                                                         subsidiary companies from 1991 to
                                                                                         2000; Partner, Greenwich Associates;
                                                                                         Vice President, T. Rowe Price Group,
                                                                                         Inc.
---------------------------------------------------------------------------------------------------------------------------------

                                       47

---------------------------------------------------------------------------------------------------------------------------------
                                           Term of
                                         Office and        Number of         Other
                        Position(s)       Length of       Legg Mason      Directorships           Principal Occupation(s)
      Name and Age     Held With Fund    Time Served         Funds           Held               During the Past Five Years
                                            (1)            Overseen
---------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
---------------------------------------------------------------------------------------------------------------------------------
Duffy, Marc R.            Vice           Since 2000     Vice           None              Vice President and Secretary of Legg
Age 45                    President and                 President and                    Mason Fund Adviser, Inc. since 2000;
                          Secretary                     Secretary of                     Associate General Counsel of Legg
                                                        all Legg                         Mason Wood Walker, Incorporated since
                                                        Mason funds                      1999.  Formerly: Senior Associate,
                                                        consisting of                    Kirkpatrick & Lockhart LLP (1996
                                                        23 portfolios.                   -1999); Senior Counsel, Securities and
                                                                                         Exchange Commission, Division of
                                                                                         Investment Management (1989 -1995).
---------------------------------------------------------------------------------------------------------------------------------
Karpinski, Marie K.       Vice           Since 1993     Vice           None              Vice President and Treasurer of Legg
Age 54                    President and                 President and                    Mason Fund Adviser, Inc. and Western
                          Treasurer                     Treasurer of                     Asset Funds, Inc. Treasurer of Pacific
                                                        all Legg                         American Income Shares, Inc. and
                                                        Mason funds                      Western Asset Premier Bond Fund.
                                                        consisting of
                                                        23 portfolios.
---------------------------------------------------------------------------------------------------------------------------------

(1) Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Corporation serve a term of indefinite length until their resignation, retirement or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

         Mr. Curley and Mr. Fetting are considered to be interested persons as defined in the 1940 Act of the Corporation on the basis of their employment with the funds' investment adviser or its affiliated entities (including the funds' principal underwriter) and Legg Mason, Inc., the parent holding company.

         The following table shows each director's ownership of shares of the funds and of all the Legg Mason funds served by the director as of December 31, 2002:


--------------------------------------------------------------------------------------------------------------------
                                                                                     Aggregate Dollar Range
                                   Dollar Range of Equity Securities in:                of Shares in the
      Name of Directors                                                                 Legg Mason Funds
                                                                                       Owned by Directors
--------------------------------------------------------------------------------------------------------------------

Curley Jr., John F.           Global Income:  none                                Over $100,000
                              International Equity:  none
                              Emerging Markets:  none
                              Europe Fund:  none
--------------------------------------------------------------------------------------------------------------------
Fetting, Mark R.              Global Income:  none                                Over $100,000
                              International Equity:  none
                              Emerging Markets:  none
                              Europe Fund: none
--------------------------------------------------------------------------------------------------------------------
Gilmore, Richard G.           Global Income:  $1-$10,000                          Over $100,000
                              International Equity:  $10,001-$50,000
                              Emerging Markets:  $10,001-$50,000
                              Europe Fund:  $1-$10,000
--------------------------------------------------------------------------------------------------------------------
Lehman, Arnold L.             Global Income:  none                                Over $100,000
                              International Equity:  none
                              Emerging Markets:  none
                              Europe Fund:  none
--------------------------------------------------------------------------------------------------------------------
Masters, Robin J.W.           Global Income:  none                                None
                              International Equity:  none
                              Emerging Markets:  none
                              Europe Fund: none
--------------------------------------------------------------------------------------------------------------------
McGovern, Jill E.             Global Income:  none                                Over $100,000
                              International Equity:  none
                              Emerging Markets:  none
                              Europe Fund:  none
--------------------------------------------------------------------------------------------------------------------
Mehlman, Arthur S.            Global Income:  none                                $50,001 - $100,000
                              International Equity:  none
                              Emerging Markets:  none
                              Europe Fund: none
--------------------------------------------------------------------------------------------------------------------
O'Brien, G. Peter             Global Income:  none                                Over $100,000
                              International Equity:  none
                              Emerging Markets:  none
                              Europe Fund:  none
---------------------------------------------------------------------------------------------------------------
Rowan, S. Ford                Global Income:  none                                Over $100,000
                              International Equity:  $1-$10,000
                              Emerging Markets:  $10,001-$50,000
                              Europe Fund:  none
--------------------------------------------------------------------------------------------------------------------

         Officers and directors who are interested persons of the Corporation as defined in the 1940 Act receive no salary or fees from the Corporation. Each director who is not an interested person of the Corporation ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of the Corporation as of December 31 of the previous year.

         The following table provides certain information relating to the compensation of the Corporation's directors. None of the Legg Mason funds has any retirement plan for its directors.

--------------------------------------------------------------------------------------------------------------
                                                                         Total Compensation from Corporation
                                           Aggregate Compensation                 and Fund Complex
      Name of Person and Position             From Corporation*                  Paid to Directors**
--------------------------------------------------------------------------------------------------------------

Curley, John F., Jr. -                             None                                None
Chairman of the Board and Director
--------------------------------------------------------------------------------------------------------------
Fetting, Mark R. - Director ***                    None                                None
--------------------------------------------------------------------------------------------------------------
Gilmore, Richard G. - Director                     $4,800                              $42,900
--------------------------------------------------------------------------------------------------------------
Lehman, Arnold L. - Director                       $4,800                              $42,900
--------------------------------------------------------------------------------------------------------------
Masters, Robin J.W. - Director ***                 $1,200                              $10,800
--------------------------------------------------------------------------------------------------------------
McGovern, Jill E. - Director                       $4,800                              $42,900
--------------------------------------------------------------------------------------------------------------
Mehlman, Arthur S. - Director ***                  $1,200                              $10,800
--------------------------------------------------------------------------------------------------------------
O'Brien, G. Peter - Director ****                  $4,800                             $100,350
--------------------------------------------------------------------------------------------------------------
Rowan, S. Ford - Director ***                      $1,200                              $10,800
--------------------------------------------------------------------------------------------------------------

* Represents compensation paid to the directors for the fiscal year ended December 31, 2002.

**    Represents  aggregate  compensation  paid  to  each  director  during  the
      calendar  year  ended  December  31,  2002.   There  are  twelve  open-end
      investment companies in the Legg Mason Funds, consisting of 23 funds.

*** Ms. Masters and Messrs. Fetting, Mehlman and Rowan were elected as directors of the Corporation on October 30, 2002.

**** The total compensation paid to Mr. O'Brien reflects compensation paid by the Royce Funds, consisting of 17 portfolios, in addition to that paid by the Legg Mason Funds.

         On January 31, 2003, the directors and officers of the Corporation beneficially owned in the aggregate less than 1% of any class of the fund's outstanding shares.

         On January 31, 2003, the following shareholders owned of record or beneficially 5% or more of a class of the outstanding shares of the fund. Unless otherwise indicated, each of the shareholders listed below may be contacted c/o the Fund at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

--------------------------------------------------------------------------------
NAME and ADDRESS                FUND/CLASS                    % OF CLASS HELD
--------------------------------------------------------------------------------
Charles Schwab & Co, Inc.
C/O ADP Proxy Services           Europe Fund                        8.43%
101 Montgomery St.               -Class A
San Francisco, CA 94101
--------------------------------------------------------------------------------
EMJAYCO
FBO American Micro Products      Europe Fund                        6.39%
P.O. Box 17909                   -Class A
Milwaukee, WI 53217
--------------------------------------------------------------------------------
Band & Co
C/O Firstar Bank                 Europe Fund                       36.03%
P.O. Box 1787                    -Institutional Class
Milwaukee, WI 53201
--------------------------------------------------------------------------------
Legg Mason Wood Walker, Inc.     Europe Fund
Deferred Comp.                   -Institutional Class              26.64%
P.O. Box 1476
Baltimore, MD 21203
--------------------------------------------------------------------------------
Robert A Schriber MD, Inc.       Europe Fund                        9.38%
                                 -Institutional Class
--------------------------------------------------------------------------------
Debra M Hardy-Havens TTEE        Europe Fund                        6.63%
Capital Associates, Inc.         -Institutional Class
--------------------------------------------------------------------------------

LMWW Custodian                   Europe Fund                        6.19%
FBO Harold C Murrer              -Institutional Class
--------------------------------------------------------------------------------
Legg Mason Wood Walker, Inc.
Deferred Comp.                   International Equity               100%
P.O. Box 1476                    -Institutional Class
Baltimore, MD 21203
--------------------------------------------------------------------------------

                     THE FUNDS' INVESTMENT ADVISERS/MANAGER

         Legg Mason Fund Adviser, Inc. ("LMFA"), a Maryland corporation, is located at 100 Light Street, Baltimore, Maryland 21202. LMFA is a wholly owned subsidiary of Legg Mason, Inc., which also is the parent of Legg Mason. LMFA serves as manager to Global Income, International Equity and Emerging Markets under separate Management Agreements, and for Europe Fund under an Investment Advisory and Administration Agreement (each a "Management Agreement").

         Each Management Agreement provides that, subject to overall direction by the Board of Directors, LMFA manages or oversees the investment and other affairs of the respective fund. LMFA is responsible for managing each fund consistent with each fund's investment objectives and policies described in the Prospectuses and this Statement of Additional Information.

         LMFA is obligated to (a) furnish each fund with office space and executive and other personnel necessary for the operations of the fund; (b) supervise all aspects of each fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the fund's shareholders;
(d) arrange, but not pay for, the periodic updating of prospectuses and preparing proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the Corporation's officers and directors. LMFA and its affiliates pay all compensation of directors and officers of the Corporation who are officers, directors or employees of LMFA. Each fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, each fund's distributor, compensation of the Independent Directors, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. A fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. A fund may also have an obligation to indemnify its directors and officers with respect to litigation.

         LMFA has delegated the portfolio management functions for Global Income Trust to Western Asset Management Company ("Western Asset"). LMFA has delegated the portfolio management functions for International Equity and Emerging Markets to Batterymarch. LMFA has delegated the portfolio management functions for Europe Fund to Lombard Odier Darier Hentsch Asset Management ("Lombard Odier").

         LMFA receives for its services a management fee, calculated daily and payable monthly, at annual rates of each fund's average daily net assets according to the following:

         -----------------------------------------------
         Global Income Trust                  0.75%
         -----------------------------------------------
         International Equity                 0.75%
         -----------------------------------------------
         Emerging Markets                     1.00%
         -----------------------------------------------
         Europe Fund                          1.00%
         -----------------------------------------------

         LMFA has voluntarily agreed to waive its fees to the extent that Global Income Trust's total operating expenses attributable to Primary Class shares
(exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month an annual rate of 1.90% of the fund's average daily net assets attributable to Primary Class shares. LMFA has voluntarily agreed to waive its fees if and to the extent necessary to limit International Equity's and Emerging Markets' total annual operating expenses attributable to Primary Class shares (exclusive of taxes, interest, brokerage and extraordinary expenses) to 2.25% and 2.50%, respectively, of each fund's average daily net assets attributable to Primary Class shares. These agreements will expire on April 30, 2004, unless extended by LMFA.

         LMFA has voluntarily agreed to waive its fees to the extent that Europe Fund's total annual operating expenses attributable to Class A shares, Primary Class shares and Institutional Class shares exceed 1.85%, 2.60% and 1.60%, respectively, until April 30, 2004. These waivers are voluntary and may be terminated at any time.

         For the following fiscal years ended December 31, the funds incurred management fees of (prior to fees waived):

--------------------------------------------------------------------------------
              Fund                    2002          2001          2000
--------------------------------------------------------------------------------
Global Income                       $309,856      $371,994      $ 526,285
--------------------------------------------------------------------------------
International Equity                $719,257     $1,013,952    $1,814,153
--------------------------------------------------------------------------------
Emerging Markets Trust              $632,303      $688,828     $1,017,175
--------------------------------------------------------------------------------
Europe Fund                         $453,016      $759,771     $1,187,232
--------------------------------------------------------------------------------

         For the following fiscal years ended December 31, the following management fees were waived by LMFA:

-------------------------------------------------------------------------------
              Fund                    2002           2001           2000
-------------------------------------------------------------------------------
Global Income                       $89,285           $0           $56,137
-------------------------------------------------------------------------------
International Equity                $116,390        $27,039          $0
-------------------------------------------------------------------------------
Emerging Markets Trust              $291,798       $227,313        $86,530
-------------------------------------------------------------------------------
Europe Fund                         $76,246         $61,431          $0
-------------------------------------------------------------------------------

         Under its Management Agreement, each fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated or until the right is withdrawn in writing by LMFA.

         Western Asset, 117 East Colorado Boulevard, Pasadena, CA 91105, a wholly owned subsidiary of Legg Mason, Inc., serves as investment adviser to Global Income Trust under an Advisory Agreement between Western Asset and LMFA ("Advisory Agreement"). Under the Advisory Agreement, Western Asset is responsible, subject to the general supervision of LMFA and the Corporation's Board of Directors, for the actual management of Global Income Trust's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security. For Western Asset's services, LMFA (not the fund) pays Western Asset a fee, computed daily and payable monthly, at an annual rate equal to 53 1/3% of the fee received by LMFA or 0.40% of the fund's average daily net assets.

         Western Asset received the following fees from LMFA for its services to Global Income Trust, for the fiscal years ended December 31:

         -------------------------------------------------------
                   Year                  Fees Received
         -------------------------------------------------------
                   2002                     $117,638
         -------------------------------------------------------
                   2001                     $198,397
         -------------------------------------------------------
                   2000                     $250,746
         -------------------------------------------------------

         Batterymarch, 200 Clarendon Street, Boston, Massachusetts 02116, is a wholly owned subsidiary of Legg Mason, Inc. Batterymarch serves as the investment adviser to International Equity and Emerging Markets under separate Investment Advisory Agreements (each an "Advisory Agreement"). Under each Advisory Agreement, Batterymarch is responsible, subject to the general supervision of LMFA and the Corporation's Board of Directors, for the actual management of International Equity's and Emerging Markets assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security. For Batterymarch's services, LMFA (not the funds) pays Batterymarch a fee, computed daily and payable monthly, at an annual rate equal to 66 2/3% and 0.75% of the fee received by LMFA from International Equity and Emerging Markets, respectively.

         Batterymarch received the following fees from LMFA for its services to International Equity for the fiscal years ended December 31:

         -------------------------------------------------
                  Year               Fees Received
         -------------------------------------------------
                  2002                 $401,911
         -------------------------------------------------
                  2001                 $657,945
         -------------------------------------------------
                  2000                $1,209,439
         -------------------------------------------------

         Batterymarch received the following fees from LMFA for its services to Emerging Markets for the fiscal years ended December 31:

         --------------------------------------------------
                  Year               Fees Received
         --------------------------------------------------
                  2002                  $255,379
         --------------------------------------------------
                  2001                  $346,136
         --------------------------------------------------
                  2000                  $762,881
         --------------------------------------------------

         Under each Management Agreement and each Advisory Agreement, LMFA, Western Asset and Batterymarch will not be liable for any error of judgment or mistake of law or for any loss suffered by any fund in connection with the performance of each Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

         Each Management Agreement and each Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of the outstanding voting securities of that fund or by LMFA, on not less than 60 days' written notice to the other party, and may be terminated immediately upon the mutual written consent of LMFA and the respective fund.

Sub-Advisory Agreement For Global Income Trust

         Western Asset Management Company Limited ("Western Asset Ltd."), 155 Bishopsgate, London EC2M 3TY, an affiliate of Legg Mason, serves as an investment sub-adviser to Global Income Trust under a Sub-Advisory Agreement between Western Asset Ltd. and Western Asset ("Sub-Advisory Agreement").

         Western Asset Ltd. is responsible for providing research, analytical and trading support for the fund's investment program, as well as exercising investment discretion for part of the portfolio, subject to the supervision of Western Asset and LMFA and the overall direction of the Board of Directors. As compensation for Western Asset Ltd.'s services and for expenses borne by Western Asset Ltd. under the Sub-Advisory Agreement, Western Asset pays Western Asset Ltd. monthly at an annual rate equal to 0.20% of the fund's average daily net assets. In addition, LMFA pays Western Asset Ltd. a fee at an annual rate equal to 0.10% of the fund's average daily net assets for certain administrative expenses.

         Western Asset Ltd. received the following fees from Western Asset for its services to Global Income Trust for the years ended December 31:

         ---------------------------------------------------------
                    Year                   Fees Received
         ---------------------------------------------------------
                    2002                      $58,819
         ---------------------------------------------------------
                    2001                      $99,198
         ---------------------------------------------------------
                    2000                     $125,373
         ---------------------------------------------------------


         Under the Sub-Advisory Agreement, Western Asset Ltd. will not be liable for any error of judgment or mistake of law or for any loss suffered by LMFA or by the fund in connection with the performance of the Sub-Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         The Sub-Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of the fund's outstanding voting securities, by LMFA, by Western Asset or by Western Asset Ltd., on not less than 60 days' notice to the fund and/or the other party(ies). The Sub-Advisory Agreement terminates immediately upon any termination of the Advisory Agreement or upon the mutual written consent of LMFA, Western Asset, Western Asset Ltd. and the fund.

Sub-Advisory Agreement For Europe Fund

         Lombard Odier, Norfolk House, 13 Southampton Place, London WC1A 2AJ, England, serves as investment sub-adviser to Europe Fund under a Sub-Advisory Agreement between Lombard Odier and LMFA ("Sub-Advisory Agreement").

         Lombard Odier is responsible for providing investment advice to Europe Fund in accordance with its investment objective and policies, and for placing orders to purchase and sell portfolio securities pursuant to directions from the fund's officers. For Lombard Odier's services to Europe Fund, LMFA (not the fund) pays Lombard Odier a fee, computed daily and payable monthly, at an annual rate equal to 60% of the monthly fee actually paid to LMFA under the Management Agreement.

         Lombard Odier received the following fees from LMFA for its services to Europe Fund, for the fiscal years ended December 31:

         --------------------------------------------------------
                    Year                  Fees Received
         --------------------------------------------------------
                    2002                    $226,062
         --------------------------------------------------------
                    2001                    $419,004
         --------------------------------------------------------
                    2000                    $712,339
         --------------------------------------------------------

         Under the Sub-Advisory Agreement, Lombard Odier will not be liable for any error of judgment or mistake of law or for any loss suffered by LMFA or by the fund in connection with the performance of the Sub-Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         The Sub-Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of the fund's outstanding voting securities, by LMFA, or by Lombard Odier on not less than 60 days' notice to the fund and/or the other party(ies). The Sub-Advisory Agreement terminates immediately upon any termination of the Management Agreement or upon the mutual written consent of LMFA, Lombard Odier and the fund.

Board Consideration Of The Management And Advisory Agreements

         In approving the Management Agreements, Advisory Agreements and Sub-Advisory Agreements, the Board of Directors primarily considered, with respect to each fund, whether continuation of the Agreements would be in the best interests of each respective fund and its shareholders, an evaluation largely based on the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to the funds. The Independent Directors requested and evaluated an extensive report from LMFA that addressed specific factors designed to inform the Board of Directors' consideration of these and other issues. The Independent Directors met with experienced mutual fund legal counsel separately from the full Board of Directors to evaluate this report.

         With respect to the nature and quality of the services provided, the Board of Directors considered the performance of each fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies and the degree of risk undertaken by the portfolio managers.

         The Board of Directors also considered the advisers and the sub-advisers procedures for executing portfolio transactions for the funds. The Board of Directors considered available data on the quality of execution and use of brokerage to obtain investment research and other services.

         With respect to the overall fairness of the Management Agreements, Advisory Agreements and Sub-Advisory Agreements, the Board of Directors primarily considered the fee structure of the Agreements and the profitability of LMFA, the advisers, the sub-adviser and their affiliates from their overall association with the funds. The Board of Directors reviewed information about the rates of compensation paid to investment advisers, and overall expenses ratios, for funds comparable in size, character and investment strategy to each fund. The Board of Directors considered any specific portfolio management issues that contributed to the fee. The Board of Directors also considered the voluntary limits on fund expenses undertaken by LMFA. In concluding that the benefits accruing to LMFA, the advisers, the sub-advisers and their affiliates by virtue of their relationship to the funds were reasonable in comparison with the costs of the provision of management and investment advisory services and the benefits accruing to each fund, the Board of Directors reviewed specific data as to the profits or losses of these entities on each fund for a recent period. In prior years, the Board of Directors has reviewed and discussed at length a study by an outside accounting firm evaluating Legg Mason's cost allocation methodology.

         In addition to the annual Board of Directors meeting in which the Management Agreements, Advisory Agreements and Sub-Advisory Agreements are reviewed, the Board of Directors meets at least another three times a year in order to oversee the management and performance of the funds. Representatives of the advisers and sub-advisers are present for at least two of these quarterly meetings. Such meetings provide additional opportunities for the Board of Directors to discuss performance, brokerage, compliance and other fund issues. The Board of Directors also draws upon its long association with LMFA and its personnel, and the Board of Directors members' familiarity with the culture of the organization, the manner in which it has handled past problems, and its treatment of investors.

                                    * * * * *

         The funds, LMFA, Batterymarch, Western Asset, Western Asset Ltd., Lombard Odier and Legg Mason each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by a fund, but prohibits them from taking unfair advantage of a fund or of investment opportunities that belong to a fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. For the fiscal years ended December 31, each fund's portfolio turnover rates were as follows:

         -----------------------------------------------------------
                     Fund                2002             2001
         -----------------------------------------------------------
         Global Income Trust             141%             263%
         -----------------------------------------------------------
         International Equity            109%             202%
         -----------------------------------------------------------
         Emerging Market                 78%               64%
         -----------------------------------------------------------
         Europe Fund                     171%             133%
         -----------------------------------------------------------

         Under each Advisory Agreement and Sub-Advisory Agreement, each fund's adviser or sub-adviser is responsible for the execution of portfolio transactions. Corporate and government debt securities are generally traded on the OTC market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities will generally include a "spread," which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. Some portfolio transactions may be executed through brokers acting as agent. In selecting brokers or dealers, each adviser must seek the most favorable price (including the applicable dealer spread or brokerage commission) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions or spreads to broker-dealers who provide research and analysis. A fund may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of a fund, each adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker.

         Consistent with the policy of most favorable price and execution, each adviser or sub-adviser may give consideration to research, statistical and other services furnished by brokers or dealers to that adviser or sub-adviser for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis, and may pay to these brokers a higher brokerage commission than may be charged by other brokers or a higher transaction fee on so-called "riskless principal" trades in certain Nasdaq securities. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and the provision of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to each adviser or sub-adviser in connection with services to clients other than the funds whose brokerage generated the service. On the other hand, research and analysis received by the adviser or sub-adviser from brokers executing orders for clients other than the funds may be used for the funds' benefit. Each adviser's or sub-adviser's fee is not reduced by reason of its receiving such brokerage and research services.

         Although Global Income Trust does not expect to purchase securities on a commission basis, from time to time each fund may use Legg Mason as broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the OTC market, a fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

         For the following fiscal years ended December 31, the funds paid the following brokerage commissions:

--------------------------------------------------------------------------------
           Fund                2002             2001               2000
--------------------------------------------------------------------------------
International Equity         $275,726         $670,313          $1,225,152
--------------------------------------------------------------------------------
Emerging Markets             $355,072         $391,708           $876,295
--------------------------------------------------------------------------------
Europe Fund                  $367,932         $432,591           $813,930
--------------------------------------------------------------------------------

         For the following fiscal years ended December 31, Global Income Trust paid the following commissions to broker-dealers who acted as agents in executing options and futures trades:

          ---------------------------------------------------------
                 2002               2001                2000
          ---------------------------------------------------------
               $17,927             $51,514             $10,158
          ---------------------------------------------------------

         For the fiscal years ended December 31, 2002, 2001 and 2000, Legg Mason received no brokerage commissions from the funds.

         Except as permitted by SEC rules or orders, each fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. Each fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit each fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that each fund, together with all other registered investment companies having the same adviser and private accounts over which the adviser has investment discretion, may not purchase more than 25% of the principal amount of the offering of such class. In addition, a fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter for those securities.

         Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from receiving compensation for executing transactions on an exchange for its affiliates, such as the funds, unless the affiliate expressly consents by written contract. Each Advisory Agreement and Sub-Advisory Agreement expressly provides such consent.

         Of the broker-dealers regularly used by Emerging Markets Trust, International Equity Trust and Europe Fund during the fiscal year ended December 31, 2002, each fund owned shares of such broker-dealers or their parent companies as of that date as follows:

                           Emerging Markets Trust

         ----------------------------------------------------
                   Name                       Market Value
         ----------------------------------------------------
         Samsung Securities Co., Ltd.             $474,662
         ----------------------------------------------------


                            International Equity

         ----------------------------------------------------
                   Name                       Market Value
         ----------------------------------------------------
         HSBC Holdings                          $1,389,991
         ----------------------------------------------------
         BNP Paribas                              $431,643
         ----------------------------------------------------
         UBS AG                                   $378,975
         ----------------------------------------------------
         ABN AMRO Holdings                        $367,622
         ----------------------------------------------------


                                Europe Fund

         -----------------------------------------------------
                   Name                       Market Value
         -----------------------------------------------------
         UBS AG                                   $629,827
         -----------------------------------------------------
         ABN AMRO Holdings                        $524,473
         -----------------------------------------------------
         BNP Paribas                              $871,430
         -----------------------------------------------------

         Global Income Trust held no shares of its regular broker-dealers as of December 31, 2002.

         Investment decisions for each fund are made independently from those of other funds and accounts advised by LMFA, Batterymarch, Western Asset, Western Asset Ltd. or Lombard Odier. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                             THE FUNDS' DISTRIBUTOR

         Legg Mason, 100 Light Street, Baltimore, Maryland 21202, acts as distributor of the funds' shares pursuant to separate Underwriting Agreements with each fund. Each Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at each fund's expense) and for supplementary sales literature and advertising costs.

         Under each Underwriting Agreement, each fund has the non-exclusive right to use the name "Legg Mason" until that agreement is terminated, or until the right is withdrawn in writing by Legg Mason.

         Each fund has adopted a Distribution and Services Plan for Primary Class shares ("Primary Class Plans"). Europe Fund has also adopted a Distribution and Services Plan for Class A shares ("Class A Plan") and International Equity and Emerging Markets have each adopted a Distribution and Services Plan for Financial Intermediary Class shares ("Financial Intermediary Class Plans"), each of which, among other things, permits a fund to pay Legg Mason fees for its services related to sales and distribution of Primary Class shares, Class A shares or Financial Intermediary Class shares and the provision of ongoing services to holders of those shares. Payments with respect to a class are made only from assets attributable to that class. Under the Primary Class Plans, the aggregate fees may not exceed an annual rate of each fund's average daily net assets attributable to Primary Class shares as follows: 0.75% for Global Income Trust, and 1.00% for International Equity, Emerging Markets and Europe Fund. Under the Class A Plan, the aggregate fees may not exceed an annual rate of 0.25% of Europe Fund's average daily net assets attributable to Class A shares. Under the Financial Intermediary Class Plans for International Equity and Emerging Markets, the aggregate fees may not exceed an annual rate of 0.40% (currently limited to 0.25%) of each fund's average daily net assets attributable to Financial Intermediary Class shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to the respective class of shares only.

         Amounts payable by a fund under a Plan need not be directly related to the expenses actually incurred by Legg Mason on behalf of the fund. The Plan does not obligate a fund to reimburse Legg Mason for the actual expenses Legg Mason may incur in fulfilling its obligation under the Plan. Thus, even if Legg Mason's actual expenses exceed the fee payable to Legg Mason at any given time, a fund will not be obligated to pay more than that fee. If Legg Mason's expenses are less than the fee it receives, Legg Mason will retain the full amount of the fee.

         The Plans were each adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors ("Board"), including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of any Plan or any Underwriting Agreement ("12b-1 Directors"). In approving the establishment or continuation of each Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that each Plan would benefit the applicable class and its shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the fund's Primary Class, Financial Intermediary Class or Class A shareholders, as applicable, could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund's Primary Class shares, Financial Intermediary Class shares and Class A shares, as applicable, would be likely to maintain or increase the amount of compensation paid by the fund to LMFA.

         In considering the costs of each Plan, the directors gave particular attention to the fact that any payments made by a fund to Legg Mason under a Plan would increase that fund's level of expenses in the amount of such payments. Further, the directors recognized that LMFA and each fund's adviser and sub-adviser would earn greater management or advisory fees if a fund's assets were increased, because such fees are calculated as a percentage of a fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if each Plan was implemented.

         Among the potential benefits of the Plans, the directors noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to each fund's Primary Class shares, Financial Intermediary Class shares and Class A shares, as applicable, and to maintain and enhance the level of services they provide to a fund's respective class of shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling a fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by a fund in connection with its Plan. Furthermore, the investment management of a fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

         As compensation for its services and expenses, Legg Mason receives from each fund an annual distribution fee equivalent to 0.50% (for Global Income Trust), 0.75% (for International Equity, Emerging Markets and Europe Fund) of its average daily net assets attributable to Primary Class shares and a service fee equivalent to 0.25% of its average daily net assets attributable to Primary Class shares in accordance with each Primary Class Plan. In accordance with each Financial Intermediary Class Plan, as compensation for its services and expenses, Legg Mason receives from each fund an annual distribution fee equivalent to a percentage of the fund's average daily net assets attributable to Financial Intermediary Class shares as follows: 0.15% for International Equity and 0.15% for Emerging Markets, and an annual service fee equivalent to 0.25% of its average daily net assets attributable to Financial Intermediary Class shares in accordance with each Financial Intermediary Class Plan. For Legg Mason's services in connection with Class A shares, Legg Mason receives from Europe Fund an annual service fee equivalent to 0.25% of its average daily net assets attributable to Class A shares in accordance with the Class A Plan. All distribution and service fees are calculated daily and paid monthly.

         For  the  fiscal  year  ended   December  31,  2002,   the  funds  paid
distribution and/or service fees (prior to waiver), pursuant to the Plans from assets attributable to Primary Class and Class A shares as follows:

         --------------------------------------------------
         Global Income Trust
            Primary Class                     $309,856
         --------------------------------------------------
         International Equity
            Primary Class                     $957,151
         --------------------------------------------------
         Emerging Markets
            Primary Class                     $632,303
         --------------------------------------------------
         Europe Fund
            Primary Class                     $188,752
            Class A                            $63,072
         --------------------------------------------------

         For the fiscal year ending December 31, 2002, the funds waived distribution and/or service fees as follows:

         --------------------------------------------------
         Global Income Trust
            Primary Class                     $25,297
         --------------------------------------------------
         International Equity
            Primary Class                     $30,576
         --------------------------------------------------
         Emerging Markets
            Primary Class                       $0
         --------------------------------------------------
         Europe Fund
            Primary Class                     $22,301
            Class A                             $0
         --------------------------------------------------

         Each Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on that Plan. A Plan may be terminated with respect to each fund by a vote of a majority of 12b-1 Directors or by vote of a majority of the outstanding voting securities of the applicable class of that fund. Any change in a Plan that would materially increase the distribution costs to a fund requires approval by the shareholders of the applicable class of the fund; otherwise, a Plan may be amended by the directors, including a majority of the 12b-1 Directors.

         Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by a fund, pursuant to a Plan or any related agreement shall provide to that fund's Board, and the directors shall review, at least quarterly, a written report of the amounts expended pursuant to the plan and the purposes for which expenditures were made. Rule 12b-1 also provides that a fund may rely on that Rule only if, while a plan is in effect, the selection and nomination of that fund's Independent Directors is committed to the discretion of such Independent Directors.

         For the year ended December 31, 2002, Legg Mason incurred the following expenses in connection with distribution and shareholder services with respect to Primary Class shares for each of the following funds:

--------------------------------------------------------------------------------------------
                                                 Global       International     Emerging
                                              Income Trust       Equity          Markets
--------------------------------------------------------------------------------------------

Compensation to sales personnel                $176,000          $531,000       $339,000
--------------------------------------------------------------------------------------------
Advertising                                    $143,000          $373,000       $308,000
--------------------------------------------------------------------------------------------
Printing and mailing of prospectuses to
prospective shareholders                        $52,000          $129,000       $102,000
--------------------------------------------------------------------------------------------
Other                                          $303,000         $1,255,000      $514,000
--------------------------------------------------------------------------------------------
Total expenses                                 $674,000         $2,288,000     $1,263,000
--------------------------------------------------------------------------------------------

         For the year ended December 31, 2002, Legg Mason incurred the following expenses with respect to Primary Class shares and Class A shares of Europe Fund:

--------------------------------------------------------------------------------
                                             Primary Class
                                                Shares          Class A Shares
--------------------------------------------------------------------------------
Compensation to sales personnel                $101,000              $34,000
--------------------------------------------------------------------------------
Advertising                                     $36,000              $49,000
--------------------------------------------------------------------------------
Printing and mailing of prospectuses to         $12,000              $17,000
prospective shareholders
--------------------------------------------------------------------------------
Other                                          $387,000             $517,000
--------------------------------------------------------------------------------
Total expenses                                 $533,000             $620,000
--------------------------------------------------------------------------------

         The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason's or its affiliates' efforts to distribute Primary Class shares, Financial Intermediary Class shares or Class A shares.

                            CAPITAL STOCK INFORMATION

         The Articles of Incorporation of Global Trust authorize issuance of 1,650,000,000 shares of common stock, par value $.001 per share, and the creation of additional series, each of which may issue separate classes of shares. Each fund currently offers two classes of shares - - Primary Class and Institutional Class shares. International Equity and Emerging Markets also offer Financial Intermediary Class shares and Europe Fund offers Class A shares. Each class represents interests in the same pool of assets. A separate vote is taken by a class of shares of a fund if a matter affects just that class of shares.

         Each share in a fund is entitled to one vote for the election of directors and any other matter submitted to a vote of fund shareholders.
Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares in the funds are fully paid and nonassessable and have no preemptive or conversion rights.

         Shareholder meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract, and certain amendments to a plan of distribution pursuant to Rule 12b-1), at the request of a majority of the shares entitled to vote as set forth in the Bylaws of the Corporation; or as the Board of Directors from time to time deems appropriate.

                         THE CORPORATION'S CUSTODIAN AND
                     TRANSFER AND DIVIDEND-DISBURSING AGENT

         State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston, Massachusetts 02105, serves as the custodian of each fund's assets. BFDS, P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent and administrator of various shareholder services. LM Fund Services, Inc. ("LMFS") serves as sub-transfer agent to the funds assisting BFDS with certain of its duties as transfer agent. LMFS receives from BFDS for its services a percentage of the per account fees the funds pay BFDS for transfer agency services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. Each fund reserves the right, upon 60 days' written notice, to institute other charges on shareholders to cover a fund's administrative costs.

                         THE CORPORATION'S LEGAL COUNSEL

         Kirkpatrick   &  Lockhart  LLP,  1800   Massachusetts   Avenue,   N.W.,
Washington, D.C. 20036-1800 serves as counsel to each fund.

                    THE CORPORATION'S INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, Maryland 21201, serves as the funds' independent accountants.

                              FINANCIAL STATEMENTS

         The Annual Reports to Shareholders for the fiscal year ended December 31, 2002, contain the financial statements, accompanying notes and the report of PricewaterhouseCoopers LLP, the funds' independent accountants, all of which are hereby incorporated by reference herein.

                                                                    Appendix A

                              RATINGS OF SECURITIES

Description of Moody's Investors Service, Inc. ("Moody's") Ratings:
------------------------------------------------------------------

Long-Term Debt Ratings

         Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa-Bonds which are rated Baa are considered medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-  Bonds  which  are  rated  Ca  represent   obligations   which  are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Debt Ratings

         Prime-1 - Issuers with a Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well-established industries;
(2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurement and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Not Prime - Issuers rated not prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's ("S&P") Ratings:
------------------------------------------------

Long Term Issue Credit Ratings

         AAA-An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA -An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A-An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB-An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB-An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B-An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC-An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC-An obligation rated CC is currently highly vulnerable to nonpayment.

         C- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

         D-An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus (-)-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         P - The letter p indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project.

         L- The letter L indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter L indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

         * - Continuance of ratings is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

         r- The r is attached to highlight derivatives, hybrids and certain other obligations that S&P believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities whose principal or interest return is indexed to equities, commodities or other instruments. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         N.R.- Not rated.

Commercial Paper

       A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

       A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

       A-3. Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                          Legg Mason Global Trust, Inc.

Part C.  Other Information

Item 23.  Exhibits

         (a)      (i)      Articles of Incorporation (3)
                  (ii)     Articles Supplementary filed August 1, 1994 (8)
                  (iii)    Articles Supplementary dated November 4, 1994 (3)
                  (iv)     Articles of Amendment filed April 11, 1995 (3)
                  (v)      Articles Supplementary dated February 15, 1996 (3)
                  (vi)     Articles of Amendment dated June 6, 1996 (3)
                  (vii)    Articles of Amendment dated June 30, 1999 (5)
                  (viii)   Articles of Amendment dated September 14, 1999 (6)
                  (ix)     Articles of Amendment filed December 11, 2000 (8)
                  (x)      Articles of Amendment filed January 31, 2001 (8)
                  (xi)     Articles of Amendment filed September 24, 2001 (12)

         (b) Amended and Restated Bylaws dated August 8, 2002 - filed herewith

         (c) Instruments defining the rights of security holders with respect to each series of Legg Mason Global Trust, Inc. are contained in the Articles of Incorporation, which are incorporated by reference to Exhibit (b) to Item 24 of Part C of Post-Effective Amendment No. 12 to the Registrant's Registration Statement (SEC File No. 33-56672) filed April 30, 1997, and subsequent amendments thereto, and in the Amended and Restated Bylaws, which are filed herewith.

         (d)      (i)   Investment Advisory Agreement -- International Equity
                        Trust (1)
                  (ii)  Management Agreement -- International Equity Trust (1)
                  (iii) Amended  Investment  Advisory Agreement -- Global Income
                        Trust (3)
                  (iv)  (A) Investment Sub-Advisory Agreement -- Global Income
                            Trust (6)
                        (B) Sub-Administration Agreement -- Global Income
                            Trust (4)
                  (v)   Management Agreement -- Global Income Trust (1)
                  (vi)  Investment Advisory  Agreement -- Emerging Markets
                        Trust (2)
                  (vii) Management Agreement -- Emerging Markets Trust (2)
                  (viii) Investment Advisory and Administration  Agreement -
                         Europe Fund (7)
                  (ix)   Sub-Advisory Agreement -- Europe Fund (7)

         (e)      Underwriting  Agreement
                  (i)    Global Income Trust (8)
                  (ii)   International Equity Trust (8)
                  (iii)  Emerging  Markets Trust (2)
                  (iv)   Europe Fund (7)

         (f)      Bonus, profit sharing or pension plans -- none

         (g)      (i)   Custodian Contract (3)
                  (ii)  Amendment to Custodian Contract dated May 28, 1996 (3)
                  (iii) Amendment to Custodian Contract dated July 1, 2001 (12)

         (h)      (i)   Transfer  Agency and Service  Agreement (3)
                  (ii)  Amendment to Transfer Agency and Service Agreement
                        dated November 1, 2001 (13)
                  (iii) Amendment and  Restatement of Credit  Agreement dated
                        March 15, 2002 (11)

         (i)      Opinion and consent of counsel - filed herewith

         (j)      Accountant's consent - filed herewith

         (k)      Financial statements omitted from Item 22 -- none

         (l)      Agreement for providing initial capital (3)

         (m)      Plan pursuant to Rule 12b-1
                  (i)      Global Income Trust - Primary Class Shares (8)
                  (ii)     International Equity Trust - Primary Class Shares (8)
                  (iii) International Equity Trust - Financial Intermediary Class (9)
                  (iv)     Emerging Markets Trust (2)
                  (v)      Emerging Markets Trust - Financial Intermediary
                           Class (9)
                  (vi)     Europe Fund - Class A Shares (7)
                  (vii)    Europe Fund - Primary Class Shares (7)

         (n)      Multiple  Class Plan  pursuant to Rule 18f-3
                  (i)   Global Income Trust (9)
                  (ii)  International Equity Trust (9)
                  (iii) Emerging Markets Trust (9)
                  (iv)  Europe Fund (7)

         (p) Code of Ethics for the funds, their investment advisers, and their principal underwriter
                  (i)   Legg Mason Funds and Legg  Mason Wood Walker (14)
                  (ii)  Western Asset  Management  Company (10)
                  (iii) Western Asset Management Company Limited (12)
                  (iv)  Batterymarch Financial Management, Inc. (12)
                  (v)   Lombard Odier (12)

(1) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 7 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed August 31, 1995.

(2) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 10 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed November 18, 1996.

(3) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 12 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 30, 1997.

(4) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 13 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 30, 1998.

(5) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 16 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed July 2, 1999.

(6) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 19 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed February 28, 2000.

(7) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 20 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 28, 2000.

(8) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 21 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed February 2, 2001.

(9) Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 2, 2001.

(10) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 39 to the Registration Statement of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed December 3, 2001.

(11) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 33 to the Registration Statement of Legg Mason Income Trust, Inc. SEC File No. 33-12092, filed April 3, 2002.

(12) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 23 to the Registration Statement of Legg Mason Global Trust, Inc. SEC File No. 33-56672, filed April 10, 2002.

(13) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 40 to the Registration Statement of Legg Mason Cash Reserve Trust, SEC file No. 2-62218, filed November 1, 2002.

(14) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 26 to the Registration Statement of Legg Mason Special Investment Trust, Inc. SEC file No. 33-1271, filed July 11, 2002.

Item 24.  Persons Controlled by or under Common Control with Registrant

          None

Item 25.  Indemnification

          This item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 15 to the registration statement, SEC File No. 33-56672, filed April 30, 1999.

Item 26.  Business and Other Connections of Investment Adviser

I. Legg Mason Fund Adviser, Inc. ("LMFA") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFA have been engaged as director, officer, employee, partner, or trustee.

Mark R. Fetting            President and Director, LMFA
                           Executive Vice President, Legg Mason, Inc.

Timothy C. Scheve          Director, LMFA
                           Senior Executive Vice President, Legg Mason, Inc.
                           Senior Executive Vice President and Director, LMWW
                           President and Director, LMTower
                           Manager, Brandywine
                           Director, Batterymarch
                           Director, Gray Seifert
                           Director, Berkshire
                           Director, Bartlett
                           Director, LMCM
                           Director, LMFM
                           Director, LMTrust
                           Director, WAM
                           Director, WAMCL

Edward A. Taber III        Director, LMFA
                           Senior Executive Vice President, Legg Mason, Inc.
                           Director, LM Holdings Limited
                           Director, Legg Mason Holdings Limited
                           Director, Batterymarch
                           Director, LMCM
                           Director, LMFM
                           Director, WAMCL
                           Director, WAM
                           Director, LMREI

Deepak Chowdhury           Vice President, LMFA
                           Manager, Brandywine
                           Director, Batterymarch

Marc R. Duffy              Vice President and Secretary, LMFA

Marie K. Karpinski         Vice President and Treasurer, LMFA

II. Western Asset Management Company ("WAM") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner, or trustee.

Bruce D. Alberts           Chief Financial Officer, WAM

James W. Hirschmann III    President, CEO and Director, WAM
                           Managing Director and Director, WAMCL

S. Kenneth Leech           Chief Investment Officer, WAM
                           Director, WAMCL

Timothy C. Scheve          Director, WAM
                           Senior Executive Vice President, Legg Mason, Inc.
                           Senior Executive Vice President and Director, LMWW
                           President and Director, LMTower
                           Manager, Brandywine
                           Director, Batterymarch
                           Director, Gray Seifert
                           Director, Berkshire
                           Director, Bartlett
                           Director, LMCM
                           Director, LMFA
                           Director, LMFM
                           Director, LMTrust
                           Director, WAMCL

Edward A. Taber III        Director, WAM
                           Senior Executive Vice President, Legg Mason, Inc.
                           Director, LM Holdings Limited
                           Director, Legg Mason Holdings Limited
                           Director, Batterymarch
                           Director, LMCM
                           Director, LMFA
                           Director, LMFM
                           Director, WAMCL
                           Director, LMREI

III. Batterymarch Financial Management, Inc. ("Batterymarch") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.

Deepak Chowdhury           Director, Batterymarch
                           Vice President, LMFA
                           Manager, Brandywine

William L. Elcock          CEO and Director, Batterymarch

Timothy C. Scheve          Director, Batterymarch
                           Senior Executive Vice President, Legg Mason, Inc.
                           Senior Executive Vice President and Director, LMWW
                           President and Director, LMTower
                           Manager, Brandywine
                           Director, Gray Seifert
                           Director, Berkshire
                           Director, Bartlett
                           Director, LMCM Director, LMFA Director, LMFM
                           Director,  LMTrust  Director,  WAM Director,
                           WAMCL

Edward A. Taber III        Director, Batterymarch
                           Senior Executive Vice President, Legg Mason, Inc.
                           Director, LM Holdings Limited
                           Director, Legg Mason Holdings Limited
                           Director, LMCM
                           Director, LMFA
                           Director, LMFM
                           Director, WAM
                           Director, WAMCL
                           Director, LMREI

Tania Zouikin              Chairman and Director, Batterymarch

IV. Western Asset Management Company Limited ("WAMCL") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAMCL have been engaged as director, officer, employee, partner, or trustee.

James W. Hirschmann III    Managing Director and Director, WAMCL
                           President, CEO and Director, WAM

Timothy C. Scheve          Director, WAMCL
                           Senior Executive Vice President, Legg Mason, Inc.
                           Senior Executive Vice President and Director, LMWW
                           President and Director, LMTower
                           Director, Batterymarch
                           Manager, Brandywine
                           Director, Gray Seifert
                           Director, Berkshire
                           Director, Bartlett
                           Director, LMCM
                           Director, LMFA
                           Director, LMFM
                           Director, LMTrust
                           Director, WAM

Edward A. Taber III        Director, WAMCL
                           Senior Executive Vice President, Legg Mason, Inc.
                           Director, Batterymarch
                           Director, LM Holdings Limited
                           Director, Legg Mason Holdings Limited
                           Director, LMCM
                           Director, LMFA
                           Director, LMFM
                           Director, WAM
                           Director, LMREI

Michael B. Zelouf          Senior Executive Officer and Director, WAMCL

V. Lombard Odier International Portfolio Management Limited ("Lombard Odier") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Lombard Odier have been engaged as director, officer, employee, partner, or trustee.

Patrick Odier              Chairman, Lombard Odier, Inc.
                           Vice Chairman, Lombard Odier International
                             Portfolio Management Ltd.
                           Director, Lombard Odier (Asia) Limited
                           Managing Partner, Lombard Odier & Cie

Jean-Claude Ramel          Secretary and Treasurer, Lombard Odier
                           Treasurer, Lombard Odier (Asia) Limited
                           Manager, Lombard Odier (United Kingdom) Limited

Johnston, Lindsay J. H.    Chief Operating Officer and Director, Lombard Odier
                             Darier Hentsch Asset Management Ltd.

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Batterymarch Financial Management, Inc. ("Batterymarch")
200 Clarendon Street
Boston, MA  02116

Berkshire Asset Management, Inc.  ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA  18701

Brandywine Asset Management, Inc. ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

Gray, Seifert & Co., Inc.  ("Gray, Seifert")
380 Madison Avenue
New York, NY  10017

Legg Mason Canada Holdings Ltd.
PO Box 7289, Stn "A"
44 Chipman Hill
Saint John, NB  E2L 456

Legg Mason Capital Management, Inc.  ("LMCM")
100 Light Street
Baltimore, MD  21202

Legg Mason Fund Adviser, Inc. ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc. ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason Holdings Limited
155 Bishopsgate
London  EC2M 3XG
England

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Real Estate Services, Inc.  ("LMRES")
Mellon Bank Center, 12th Floor
1735 Market Street
Philadelphia, PA  19103

Legg Mason Trust, fsb  ("LMT")
100 Light Street
Baltimore, MD  21202

Legg Mason UK Holdings Plc
20 Regent Street
London  SW1Y 4PZ

Legg Mason Wood Walker, Incorporated  ("LMWW")
100 Light Street
Baltimore, MD  21202

LM Holdings Limited
32 Harbor Exchange Square
London E14 9GE
United Kingdom

Lombard Odier Darier Hentsch Asset Management Limited ("Lombard Odier") 3 Waterhouse Square
142 Holborn
London EC1N 2NT
England

Lombard Odier (United Kingdom) Limited
3 Waterhouse Square
142 Holborn
London EC1N 2NT
England

Lombard Odier & Cie
11 rue de la Corraterie, CH-1204
Geneva, Switzerland

Lombard Odier (Asia) Limited
1501 Two Exchange Square Central
Hong Kong

Lombard Odier, Inc.
12E 49th Street
New York, NY  USA

Western Asset Management Company  ("WAM")
117 East Colorado Boulevard
Pasadena, CA  91105

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London  EC2M 3XG
England

3040692 Nova Scotia Company
Ste 800, 1959 Upper Water Street
PO Box 997
Halifax, N.S.  B3J 2X2

Item 27.  Principal Underwriters

         (a)      Legg Mason Cash Reserve Trust
                  Legg Mason Income Trust, Inc.
                  Legg Mason Tax-Exempt Trust, Inc.
                  Legg Mason Tax-Free Income Fund
                  Legg Mason Value Trust, Inc.
                  Legg Mason Special Investment Trust, Inc.
                  Legg Mason Focus Trust, Inc.
                  Legg Mason Investors Trust, Inc.
                  Legg Mason Light Street Trust, Inc.
                  Legg Mason Investment Trust, Inc.
                  Western Asset Funds, Inc.
                  Legg Mason Charles Street Trust, Inc.

         (b)      The following  table sets forth  information  concerning  each
                  director   and   officer   of   the   Registrant's   principal
                  underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

Name and Principal        Position and Offices            Positions and Offices
Business Address*         with Underwriter - LMWW         with Registrant
________________________________________________________________________________

Raymond A. Mason                    Chairman of the Board, Chief        None
                                    Executive Officer and Director

James W. Brinkley                   President, Chief Operating          None
                                    Officer and Director

Richard J. Himelfarb                Senior Executive Vice President     None

Timothy C. Scheve                   Senior Executive Vice President     None
                                    and Director

Manoochehr Abbaei                   Executive Vice President            None

Thomas P. Mulroy                    Executive Vice President            None
                                    and Director

Robert G. Sabelhaus                 Executive Vice President            None
                                    and Director

D. Stuart Bowers                    Senior Vice President None

W. William Brab                     Senior Vice President None

Edwin J. Bradley, Jr.               Senior Vice President               None

W. Talbot Daley                     Senior Vice President None

Thomas M. Daly, Jr.                 Senior Vice President               None

Jeffrey W. Durkee                   Senior Vice President               None

Harry M. Ford, Jr.                  Senior Vice President               None

Dennis A. Green                     Senior Vice President               None

Thomas E. Hill                      Senior Vice President               None
218 N. Washington Street
Suite 31
Easton, MD  21601

Thomas Hirschmann                   Senior Vice President               None

Arnold S. Hoffman                   Senior Vice President               None
1735 Market Street
Philadelphia, PA  19103

Carl Hohnbaum                       Senior Vice President               None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA  15222

David M. Jernigan                   Senior Vice President               None

William B. Jones, Jr.               Senior Vice President               None
1747 Pennsylvania Avenue, N.W.

Washington, D.C.  20006

Laura L. Lange                      Senior Vice President               None

Horace M. Lowman, Jr.               Senior Vice President               None

Ira H. Malis                        Senior Vice President               None

Marvin H. McIntyre                  Senior Vice President               None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Jonathan M. Pearl                   Senior Vice President               None

Robert F. Price                     Senior Vice President, Secretary
                                    and General Counsel                 None

Joseph A. Sullivan                  Senior Vice President               None

Joseph E. Timmins                   Senior Vice President               None

Paul J. Ayd                         Vice President                      None

William H. Bass, Jr.                Vice President                      None

Nathan S. Betnun                    Vice President                      None

Andrew J. Bowden                    Vice President and Deputy
                                    General Counsel                     None

Scott R. Cousino                    Vice President                      None

Thomas W. Cullen                    Vice President                      None

Charles J. Daley, Jr.               Vice President and CFO              None

Robert J. Dillon                    Vice President                      None

J. Gregory Driscoll                 Vice President                      None
1735 Market Street
Philadelphia, PA  19103

Brian M. Eakes                      Vice President                      None

J. Peter Feketie                    Vice President                      None

James P. Fitzgerald                 Vice President                      None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Norman C. Frost, Jr.                Vice President                      None

Joseph M. Furey                     Vice President                      None

Francis X. Gallagher, Jr.           Vice President                      None

David Gately                        Vice President                      None

Steven C. Genyk                     Vice President                      None
1735 Market Street
Philadelphia, PA  19103

Keith E. Getter                     Vice President                      None

W. Kyle Gore                        Vice President                      None

Daniel R. Greller                   Vice President                      None

Kim M. Hagins                       Vice President                      None

Patrick G. Hartley                  Vice President                      None

Kendra Heyde                        Vice President                      None

Dale S. Hoffman                     Vice President                      None

Timothy A. Jackson                  Vice President                      None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Richard A. Jacobs                   Vice President                      None

Francis J. Jamison, Jr.             Vice President                      None

Elizabeth A. Kane                   Vice President                      None

Robert H. Kennedy                   Vice President                      None
5955 Carnegie Boulevard
Suite 200
Charlotte, NC  28209

Duncan L. Lamme                     Vice President                      None
1111 Bagby Street
Houston, TX  77002

Henry Lederer                       Vice President                      None

Edward W. Lister, Jr.               Vice President                      None

Donna Maher                         Vice President                      None

Jeffrey R. Manning                  Vice President                      None

Richard Marvin                      Vice President                      None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Theresa McGuire                     Vice President and Controller       None

Julia A. McNeal                     Vice President                      None

Gregory B. McShea                   Vice President                      None

Thomas C. Merchant                  Vice President, Assistant Secretary
                                    and Deputy General Counsel          None

Mark C. Micklem                     Vice President                      None

Martin F. Mitchell                  Vice President                      None

Neil P. O'Callaghan                 Vice President                      None

Ann O'Shea                          Vice President                      None

Robert E. Patterson                 Vice President and Deputy
                                    General Counsel                     None

Thomas K. Peltier                   Vice President                      None

Gerard F. Petrik, Jr.               Vice President                      None

Thomas E. Robinson                  Vice President                      None

Theresa M. Romano                   Vice President                      None

James A. Rowan                      Vice President                      None

B. Andrew Schmucker                 Vice President                      None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg              Vice President                      None

Robert C. Servas                    Vice President                      None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Eugene B. Shepherd                  Vice President                      None
1111 Bagby Street
Houston, TX  77002

Alexsander M. Stewart               Vice President                      None

Joyce Ulrich                        Vice President                      None

Sheila M. Vidmar                    Vice President and Deputy
                                    General Counsel                     None

Barbara Weaver                      Vice President                      None

W. Matthew Zuga                     Vice President                      None

Scott W. Bost                       Assistant Vice President            None

Robert J. DeLeon                    Assistant Vice President            None

Robert J. Gavin                     Assistant Vice President            None

Mary-Jewel Greenlow                 Assistant Vice President            None

Tanya J. Lee                        Assistant Vice President            None

Tracey A. Lumpkin                   Assistant Vice President            None

Edward G. McCaulley                 Assistant Vice President            None

Mark A. Meyers                      Assistant Vice President            None

Robert L. Phillips                  Assistant Vice President            None

Lauri F. Smith                      Assistant Vice President            None

Terry W. Thompson, Jr.              Assistant Vice President            None

Leigh Ann Webster                   Assistant Vice President            None

* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

         (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28. Location of Accounts and Records

         State Street Bank and Trust Company  and  Legg Mason Fund Adviser, Inc.
         P.O. Box 1713                             100 Light Street
         Boston, Massachusetts  02105              Baltimore, Maryland  21202

Item 29. Management Services

         None

Item 30. Undertaking

         None

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Global Trust, Inc., duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 21st day of February, 2003.

                                      LEGG MASON GLOBAL TRUST, INC.


                                      By: /s/  Mark R. Fetting
                                          ------------------------
                                               Mark R. Fetting
                                               President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement of Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title                           Date
---------                     -----                           ----

/s/ John F. Curley, Jr.*      Chairman of the Board           February 21, 2003
John F. Curley, Jr.           and Director

/s/ Mark R. Fetting*          President and Director          February 21, 2003
Mark R. Fetting

/s/ Richard G. Gilmore*       Director                        February 21, 2003
Richard G. Gilmore

/s/ Arnold L. Lehman*         Director                        February 21, 2003
Arnold L. Lehman

/s/ Robin J.W. Masters*       Director                        February 21, 2003
Robin J.W. Masters

/s/ Jill E. McGovern*         Director                        February 21, 2003
Jill E. McGovern

/s/ Arthur S. Mehlman*        Director                        February 21, 2003
Arthur S. Mehlman

/s/ G. Peter O'Brien*         Director                        February 21, 2003
G. Peter O'Brien

/s/ S. Ford Rowan*            Director                        February 21, 2003
S. Ford Rowan

/s/ Marie K. Karpinski        Vice President, Treasurer,      February 21, 2003
Marie K. Karpinski            Principal Financial Officer
                              and Principal Accounting
                              Officer

* Signatures affixed by Marc R. Duffy pursuant to Power of Attorney, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on Form N-1A):

LEGG MASON CASH RESERVE TRUST         LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.         LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.         LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX-EXEMPT TRUST, INC.     LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND       LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON FOCUS TRUST, INC.          LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, MARIE K. KARPINSKI, MARC R. DUFFY, ANDREW
J. BOWDEN, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any
Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                   DATE
---------                                   ----

/s/ John F. Curley, Jr.                     November 7, 2002
John F. Curley, Jr.

/s/ Mark R. Fetting                         November 7, 2002
Mark R. Fetting

/s/ Richard G. Gilmore                      November 7, 2002
Richard G. Gilmore

/s/ Arnold L. Lehman                        November 7, 2002
Arnold L. Lehman

/s/ Robin J.W. Masters                      November 7, 2002
Robin J.W. Masters

/s/ Jill E. McGovern                        November 7, 2002
Jill E. McGovern

/s/ Arthur S. Mehlman                       November 7, 2002
Arthur S. Mehlman

/s/ Jennifer W. Murphy                      November 7, 2002
Jennifer W. Murphy

/s/ G. Peter O'Brien                        November 7, 2002
G. Peter O'Brien

/s/ S. Ford Rowan                           November 7, 2002
S. Ford Rowan

                          Legg Mason Global Trust, Inc.
                                    Exhibits


Exhibit (b)                Amended and Restated Bylaws dated August 8, 2002

Exhibit (i)                Opinion and consent of counsel

Exhibit (j)                Accountant's consent